UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2019

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Alibaba Group Holding Ltd. ADR	4.5%
Samsung Electronics Co. Ltd.	3.4%
Naspers Ltd., N Shares	2.7%
HDFC Bank Ltd.	2.7%
Novatek PJSC GDR	2.5%
Fila Korea Ltd.	2.4%
Banco Bradesco SA ADR	1.9%
CNOOC Ltd.	1.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Warrants	—*
Total Equity Exposure	98.4%
Temporary Cash Investments	1.6%
Temporary Cash Investments - Securities Lending Collateral	1.3%
Other Assets and Liabilities	(1.3)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	31.6%
South Korea	11.3%
India	9.6%
Taiwan	9.0%
Brazil	8.2%
South Africa	6.1%
Russia	4.9%
Indonesia	3.7%
Thailand	3.6%
Mexico	3.4%
Other Countries	7.0%
Cash and Equivalents*	1.6%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,024.10	$6.31	1.25%
I Class	$1,000	$1,024.50	$5.30	1.05%
Y Class	$1,000	$1,025.90	$4.55	0.90%
A Class	$1,000	$1,023.30	$7.57	1.50%
C Class	$1,000	$1,019.00	$11.33	2.25%
R Class	$1,000	$1,021.30	$8.82	1.75%
R5 Class	$1,000	$1,024.40	$5.30	1.05%
R6 Class	$1,000	$1,025.90	$4.55	0.90%
Hypothetical
Investor Class	$1,000	$1,018.70	$6.29	1.25%
I Class	$1,000	$1,019.70	$5.29	1.05%
Y Class	$1,000	$1,020.44	$4.53	0.90%
A Class	$1,000	$1,017.45	$7.54	1.50%
C Class	$1,000	$1,013.71	$11.30	2.25%
R Class	$1,000	$1,016.21	$8.80	1.75%
R5 Class	$1,000	$1,019.70	$5.29	1.05%
R6 Class	$1,000	$1,020.44	$4.53	0.90%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Brazil — 8.2%
B3 SA - Brasil Bolsa Balcao	4,056,200	$37,761,181
Banco Bradesco SA ADR	4,864,636	45,532,993
Localiza Rent a Car SA	2,904,632	28,202,826
Lojas Renner SA	2,599,960	29,153,848
Magazine Luiza SA	576,000	28,655,044
Pagseguro Digital Ltd., Class A(1)(2)	680,323	21,783,942
		191,089,834
China — 31.6%
Alibaba Group Holding Ltd. ADR(1)	704,565	105,163,372
Anhui Conch Cement Co. Ltd., H Shares	4,925,500	28,678,357
Baozun, Inc. ADR(1)	649,759	25,490,046
Brilliance China Automotive Holdings Ltd.	26,040,000	26,415,124
China Construction Bank Corp., H Shares	54,801,000	43,241,198
China Education Group Holdings Ltd.(2)	11,278,000	17,340,699
China Gas Holdings Ltd.	5,828,400	18,705,316
China Overseas Land & Investment Ltd.	3,232,000	11,190,515
CIFI Holdings Group Co. Ltd.	33,534,000	19,983,809
CNOOC Ltd.	27,739,000	45,096,182
CRRC Corp. Ltd., H Shares	17,941,000	15,368,131
GDS Holdings Ltd. ADR(1)	921,030	29,924,265
Geely Automobile Holdings Ltd.	4,347,000	7,102,004
Haier Electronics Group Co. Ltd.	5,336,000	13,546,878
Industrial & Commercial Bank of China Ltd., H Shares	61,285,645	43,680,255
Kweichow Moutai Co. Ltd., A Shares	90,925	11,650,533
KWG Group Holdings Ltd.	6,333,000	6,335,868
Li Ning Co. Ltd.(1)	11,045,500	18,234,237
New Oriental Education & Technology Group, Inc. ADR(1)	354,815	30,389,905
Ping An Insurance Group Co. of China Ltd., H Shares	3,685,000	40,568,102
Shenzhou International Group Holdings Ltd.	1,709,800	20,102,060
TAL Education Group ADR(1)	840,131	28,908,908
Tencent Holdings Ltd.	3,187,000	132,168,058
		739,283,822
Colombia — 0.4%
Bancolombia SA ADR	229,484	10,778,864
Czech Republic — 0.5%
Moneta Money Bank AS	3,353,275	10,946,432
Egypt — 0.7%
Commercial International Bank Egypt S.A.E.	2,215,207	9,486,152
Commercial International Bank Egypt S.A.E. GDR	1,681,101	6,791,389
		16,277,541
Hungary — 0.8%
OTP Bank Nyrt	454,221	18,952,163

	Shares	Value
India — 9.6%
Bajaj Finance Ltd.	268,158	$13,336,972
Bata India Ltd.	1,323,869	25,160,869
Bharat Financial Inclusion Ltd.(1)	2,139,218	30,713,168
Godrej Consumer Products Ltd.	524,290	5,174,938
HDFC Bank Ltd.	1,788,331	62,299,016
Indraprastha Gas Ltd.	2,776,368	13,420,127
Jubilant Foodworks Ltd.	1,171,223	22,043,093
Larsen & Toubro Ltd.	632,391	14,213,585
Nestle India Ltd.	94,618	15,588,223
Tata Consultancy Services Ltd.	731,236	23,043,032
		224,993,023
Indonesia — 3.7%
Astra International Tbk PT	27,150,400	14,153,492
Bank Rakyat Indonesia Persero Tbk PT	137,715,600	39,511,915
Telekomunikasi Indonesia Persero Tbk PT	118,627,500	32,384,497
		86,049,904
Mexico — 3.4%
America Movil SAB de CV, Class L ADR	1,823,765	25,587,423
Grupo Aeroportuario del Centro Norte SAB de CV	3,947,824	23,869,744
Wal-Mart de Mexico SAB de CV	10,651,408	29,972,582
		79,429,749
Peru — 1.3%
Credicorp Ltd.	135,443	30,312,143
Philippines — 1.4%
Ayala Land, Inc.	33,873,700	32,144,150
Russia — 4.9%
Novatek PJSC GDR	289,907	59,192,558
Sberbank of Russia PJSC ADR (London)	1,761,672	25,259,588
Yandex NV, A Shares(1)	849,422	30,511,238
		114,963,384
South Africa — 6.1%
Capitec Bank Holdings Ltd.	367,044	33,231,046
Discovery Ltd.	1,386,093	13,186,120
Foschini Group Ltd. (The)	1,172,446	14,236,207
Kumba Iron Ore Ltd.	660,191	20,006,056
Naspers Ltd., N Shares	278,672	62,466,489
		143,125,918
South Korea — 11.3%
CJ Logistics Corp.(1)(2)	225,793	30,200,306
Cosmax, Inc.	241,492	22,628,517
Doosan Infracore Co. Ltd.(1)(2)	1,504,787	8,255,229
Fila Korea Ltd.	853,853	55,639,660
Hotel Shilla Co. Ltd.	175,518	13,866,538
Hyundai Heavy Industries Co. Ltd.(1)	201,617	19,806,919
Orion Corp/Republic of Korea	169,558	12,221,565
POSCO Chemical Co. Ltd.(2)	262,120	11,936,611

	Shares	Value
Samsung Electro-Mechanics Co. Ltd.(2)	134,114	$10,627,599
Samsung Electronics Co. Ltd.	2,221,029	78,840,841
		264,023,785
Taiwan — 9.0%
Chailease Holding Co. Ltd.	10,455,880	38,330,016
Chroma ATE, Inc.	4,643,000	19,009,156
Globalwafers Co. Ltd.	642,000	6,154,774
President Chain Store Corp.	1,338,000	12,726,317
Taiwan Cement Corp.	14,824,300	20,100,015
Taiwan Cement Corp. Preference Shares(1)	819,838	1,348,276
Taiwan Semiconductor Manufacturing Co. Ltd.	15,205,939	112,628,850
		210,297,404
Thailand — 3.6%
Airports of Thailand PCL	5,909,300	11,716,836
CP ALL PCL	9,754,500	24,571,254
Kasikornbank PCL NVDR	2,520,300	14,856,641
Minor International PCL	10,865,400	13,323,428
Muangthai Capital PCL	11,634,500	19,743,256
		84,211,415
Turkey — 0.5%
BIM Birlesik Magazalar AS	805,865	11,024,849
United Arab Emirates — 0.8%
First Abu Dhabi Bank PJSC	4,955,930	19,975,712
United Kingdom — 0.6%
NMC Health plc(2)	537,814	15,358,555
TOTAL COMMON STOCKS (Cost $2,179,727,031)		2,303,238,647
WARRANTS†
Thailand†
Minor International PCL(1) (Cost $—)	543,270	17
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $35,260,719), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $34,576,792)		34,570,166
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $3,735,258), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $3,659,381)		3,659,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	56,421	56,421
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,285,587)		38,285,587
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $29,179,999)	29,179,999	29,179,999
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $2,247,192,617)		2,370,704,250
OTHER ASSETS AND LIABILITIES — (1.3)%		(30,571,569)
TOTAL NET ASSETS — 100.0%		$2,340,132,681

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.8%
Consumer Discretionary	24.5%
Information Technology	13.0%
Communication Services	9.4%
Industrials	6.4%
Consumer Staples	6.3%
Energy	4.4%
Materials	3.5%
Real Estate	3.1%
Utilities	1.4%
Health Care	0.6%
Cash and Equivalents*	1.6%
*Includes temporary cash investments, temporary cash investments - securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $43,969,260. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $46,450,445, which includes securities collateral of $17,270,446.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,218,012,618)	$2,341,524,251
Investment made with cash collateral received for securities on loan, at value (cost of $29,179,999)	29,179,999
Total investment securities, at value (cost of $2,247,192,617)	2,370,704,250
Foreign currency holdings, at value (cost of $406,227)	406,614
Receivable for capital shares sold	4,355,850
Dividends and interest receivable	4,755,596
Securities lending receivable	69,356
Other assets	29,409
2,380,321,075

Liabilities
Payable for collateral received for securities on loan	29,179,999
Payable for investments purchased	1,656,115
Payable for capital shares redeemed	7,088,600
Accrued management fees	2,217,094
Distribution and service fees payable	46,586
40,188,394

Net Assets	$2,340,132,681

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,459,935,566
Distributable earnings	(119,802,885)
$2,340,132,681

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$629,223,595	60,601,376	$10.38
I Class, $0.01 Par Value	$1,248,219,309	117,174,355	$10.65
Y Class, $0.01 Par Value	$9,008,596	843,488	$10.68
A Class, $0.01 Par Value	$75,117,833	7,498,688	$10.02*
C Class, $0.01 Par Value	$31,562,098	3,467,548	$9.10
R Class, $0.01 Par Value	$6,322,259	628,288	$10.06
R5 Class, $0.01 Par Value	$2,966,517	278,220	$10.66
R6 Class, $0.01 Par Value	$337,712,474	31,673,951	$10.66
*Maximum offering price $10.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,542,572)	$15,185,509
Interest	357,033
Securities lending, net	162,918
15,705,460

Expenses:
Management fees	13,019,430
Distribution and service fees:
A Class	94,450
C Class	160,680
R Class	15,282
Directors' fees and expenses	32,119
Other expenses	23,070
13,345,031

Net investment income (loss)	2,360,429

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(99,026,538)
Foreign currency translation transactions	(681,201)
(99,707,739)

Change in net unrealized appreciation (depreciation) on:
Investments	149,667,996
Translation of assets and liabilities in foreign currencies	22,334
149,690,330

Net realized and unrealized gain (loss)	49,982,591

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,343,020

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$2,360,429	$18,203,387
Net realized gain (loss)	(99,707,739)	(145,900,157)
Change in net unrealized appreciation (depreciation)	149,690,330	(316,445,822)
Net increase (decrease) in net assets resulting from operations	52,343,020	(444,142,592)

Distributions to Shareholders
From earnings:
Investor Class	(4,369,482)	(8,646,208)
I Class	(6,026,364)	(7,994,063)
Y Class	(55,971)	(1,759)
A Class	(149,480)	(390,371)
C Class	—	(207,089)
R Class	—	(30,409)
R5 Class	(18,644)	(41,149)
R6 Class	(2,430,490)	(1,815,971)
Decrease in net assets from distributions	(13,050,431)	(19,127,019)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	64,055,314	1,127,728,674

Net increase (decrease) in net assets	103,347,903	664,459,063

Net Assets
Beginning of period	2,236,784,778	1,572,325,715
End of period	$2,340,132,681	$2,236,784,778

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$29,179,999	—	—	—	$29,179,999
Gross amount of recognized liabilities for securities lending transactions					$29,179,999

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $651,054 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $623,988,311 and $596,760,384, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,100,000,000		1,150,000,000
Sold	17,473,051	$181,146,876	64,760,949	$771,018,077
Issued in reinvestment of distributions	388,374	4,217,739	651,370	8,389,638
Redeemed	(53,549,222)	(580,862,726)	(42,737,959)	(476,726,066)
	(35,687,797)	(395,498,111)	22,674,360	302,681,649
I Class/Shares Authorized	900,000,000		1,100,000,000
Sold	60,410,590	668,494,595	84,346,072	1,028,660,971
Issued in reinvestment of distributions	474,557	5,281,820	520,633	6,877,558
Redeemed	(29,520,668)	(312,660,503)	(40,057,350)	(447,621,773)
	31,364,479	361,115,912	44,809,355	587,916,756
Y Class/Shares Authorized	30,000,000		25,000,000
Sold	427,428	4,655,661	484,086	5,451,640
Issued in reinvestment of distributions	4,968	55,447	133	1,759
Redeemed	(39,150)	(417,587)	(34,488)	(368,913)
	393,246	4,293,521	449,731	5,084,486
A Class/Shares Authorized	80,000,000		80,000,000
Sold	1,815,007	18,265,845	5,501,637	61,911,723
Issued in reinvestment of distributions	10,533	110,381	27,068	336,722
Redeemed	(1,735,249)	(17,429,676)	(3,444,674)	(38,074,936)
	90,291	946,550	2,084,031	24,173,509
C Class/Shares Authorized	40,000,000		45,000,000
Sold	522,255	4,757,687	2,206,474	23,600,751
Issued in reinvestment of distributions	–	–	15,833	180,175
Redeemed	(621,981)	(5,628,297)	(1,007,861)	(9,742,868)
	(99,726)	(870,610)	1,214,446	14,038,058
R Class/Shares Authorized	30,000,000		30,000,000
Sold	109,330	1,106,645	492,151	5,468,250
Issued in reinvestment of distributions	–	–	2,430	30,398
Redeemed	(72,292)	(730,273)	(316,573)	(3,426,412)
	37,038	376,372	178,008	2,072,236
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	40,859	437,571	590,313	7,280,374
Issued in reinvestment of distributions	1,674	18,644	3,113	41,149
Redeemed	(196,236)	(2,165,759)	(165,206)	(1,808,015)
	(153,703)	(1,709,544)	428,220	5,513,508
R6 Class/Shares Authorized	280,000,000		190,000,000
Sold	12,049,833	129,985,596	19,923,599	239,430,383
Issued in reinvestment of distributions	212,269	2,364,675	136,929	1,810,200
Redeemed	(3,406,824)	(36,949,047)	(4,736,641)	(54,992,111)
	8,855,278	95,401,224	15,323,887	186,248,472
Net increase (decrease)	4,799,106	$64,055,314	87,162,038	$1,127,728,674

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$67,316,935	$123,772,899	—
China	219,876,496	519,407,326	—
Colombia	10,778,864	—
Mexico	25,587,423	53,842,326	—
Peru	30,312,143	—	—
Russia	30,511,238	84,452,146	—
Other Countries	—	1,137,380,851	—
Warrants	—	17	—
Temporary Cash Investments	56,421	38,229,166	—
Temporary Cash Investments - Securities Lending Collateral	29,179,999	—	—
	$413,619,519	$1,957,084,731	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,249,471,269
Gross tax appreciation of investments	$286,894,484
Gross tax depreciation of investments	(165,661,503)
Net tax appreciation (depreciation) of investments	$121,232,981

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had accumulated short-term capital losses of $(138,201,902), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.19	—(4)	0.24	0.24	(0.05)	—	(0.05)	$10.38	2.41%	1.25%(5)	1.25%(5)	0.10%(5)	0.10%(5)	26%	$629,224
2018	$12.00	0.08	(1.80)	(1.72)	(0.03)	(0.06)	(0.09)	$10.19	(14.57)%	1.18%	1.29%	0.71%	0.60%	36%	$980,765
2017	$8.57	0.02	3.44	3.46	(0.03)	—	(0.03)	$12.00	40.46%	1.18%	1.50%	0.19%	(0.13)%	47%	$883,436
2016	$8.10	0.02	0.46	0.48	(0.01)	—	(0.01)	$8.57	5.95%	1.38%	1.63%	0.30%	0.05%	59%	$470,280
2015	$9.00	0.03	(0.92)	(0.89)	(0.01)	—	(0.01)	$8.10	(9.93)%	1.43%	1.68%	0.30%	0.05%	58%	$399,694
2014	$8.87	0.03	0.13	0.16	(0.03)	—	(0.03)	$9.00	1.84%	1.45%	1.70%	0.29%	0.04%	74%	$393,357
I Class
2019(3)	$10.46	0.02	0.24	0.26	(0.07)	—	(0.07)	$10.65	2.45%	1.05%(5)	1.05%(5)	0.30%(5)	0.30%(5)	26%	$1,248,219
2018	$12.32	0.11	(1.85)	(1.74)	(0.06)	(0.06)	(0.12)	$10.46	(14.35)%	0.98%	1.09%	0.91%	0.80%	36%	$897,336
2017	$8.79	0.04	3.54	3.58	(0.05)	—	(0.05)	$12.32	40.86%	0.94%	1.26%	0.43%	0.11%	47%	$505,000
2016	$8.31	0.04	0.47	0.51	(0.03)	—	(0.03)	$8.79	6.13%	1.18%	1.43%	0.50%	0.25%	59%	$37,036
2015	$9.24	0.02	(0.93)	(0.91)	(0.02)	—	(0.02)	$8.31	(9.83)%	1.23%	1.48%	0.50%	0.25%	58%	$4,797
2014	$9.09	0.05	0.14	0.19	(0.04)	—	(0.04)	$9.24	2.07%	1.25%	1.50%	0.49%	0.24%	74%	$16,300
Y Class
2019(3)	$10.49	0.03	0.25	0.28	(0.09)	—	(0.09)	$10.68	2.59%	0.90%(5)	0.90%(5)	0.45%(5)	0.45%(5)	26%	$9,009
2018	$12.34	0.08	(1.81)	(1.73)	(0.06)	(0.06)	(0.12)	$10.49	(14.23)%	0.83%	0.94%	1.06%	0.95%	36%	$4,724
2017(6)	$9.79	0.07	2.48	2.55	—	—	—	$12.34	26.05%	0.77%(5)	1.12%(5)	0.91%(5)	0.56%(5)	47%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.81	(0.01)	0.24	0.23	(0.02)	—	(0.02)	$10.02	2.33%	1.50%(5)	1.50%(5)	(0.15)%(5)	(0.15)%(5)	26%	$75,118
2018	$11.57	0.05	(1.75)	(1.70)	—	(0.06)	(0.06)	$9.81	(14.80)%	1.43%	1.54%	0.46%	0.35%	36%	$72,711
2017	$8.26	—(4)	3.32	3.32	(0.01)	—	(0.01)	$11.57	40.16%	1.43%	1.75%	(0.06)%	(0.38)%	47%	$61,586
2016	$7.82	0.01	0.43	0.44	—	—	—	$8.26	5.63%	1.63%	1.88%	0.05%	(0.20)%	59%	$37,743
2015	$8.70	0.01	(0.89)	(0.88)	—	—	—	$7.82	(10.11)%	1.68%	1.93%	0.05%	(0.20)%	58%	$25,632
2014	$8.59	0.01	0.12	0.13	(0.02)	—	(0.02)	$8.70	1.59%	1.70%	1.95%	0.04%	(0.21)%	74%	$9,278
C Class
2019(3)	$8.93	(0.04)	0.21	0.17	—	—	—	$9.10	1.90%	2.25%(5)	2.25%(5)	(0.90)%(5)	(0.90)%(5)	26%	$31,562
2018	$10.61	(0.03)	(1.59)	(1.62)	—	(0.06)	(0.06)	$8.93	(15.39)%	2.18%	2.29%	(0.29)%	(0.40)%	36%	$31,871
2017	$7.63	(0.08)	3.06	2.98	—	—	—	$10.61	39.06%	2.16%	2.48%	(0.79)%	(1.11)%	47%	$24,972
2016	$7.28	(0.05)	0.40	0.35	—	—	—	$7.63	4.81%	2.38%	2.63%	(0.70)%	(0.95)%	59%	$5,840
2015	$8.15	(0.05)	(0.82)	(0.87)	—	—	—	$7.28	(10.67)%	2.43%	2.68%	(0.70)%	(0.95)%	58%	$3,149
2014	$8.09	(0.06)	0.13	0.07	(0.01)	—	(0.01)	$8.15	0.82%	2.45%	2.70%	(0.71)%	(0.96)%	74%	$3,129

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$9.85	(0.02)	0.23	0.21	—	—	—	$10.06	2.13%	1.75%(5)	1.75%(5)	(0.40)%(5)	(0.40)%(5)	26%	$6,322
2018	$11.64	0.02	(1.75)	(1.73)	—	(0.06)	(0.06)	$9.85	(14.97)%	1.68%	1.79%	0.21%	0.10%	36%	$5,825
2017	$8.33	(0.02)	3.33	3.31	—	—	—	$11.64	39.74%	1.68%	2.00%	(0.31)%	(0.63)%	47%	$4,811
2016	$7.90	(0.02)	0.45	0.43	—	—	—	$8.33	5.44%	1.88%	2.13%	(0.20)%	(0.45)%	59%	$2,340
2015	$8.82	(0.02)	(0.90)	(0.92)	—	—	—	$7.90	(10.43)%	1.93%	2.18%	(0.20)%	(0.45)%	58%	$1,425
2014	$8.72	(0.02)	0.14	0.12	(0.02)	—	(0.02)	$8.82	1.38%	1.95%	2.20%	(0.21)%	(0.46)%	74%	$1,712
R5 Class
2019(3)	$10.47	0.01	0.25	0.26	(0.07)	—	(0.07)	$10.66	2.44%	1.05%(5)	1.05%(5)	0.30%(5)	0.30%(5)	26%	$2,967
2018	$12.32	0.12	(1.86)	(1.74)	(0.05)	(0.06)	(0.11)	$10.47	(14.33)%	0.98%	1.09%	0.91%	0.80%	36%	$4,521
2017(6)	$9.78	0.03	2.51	2.54	—	—	—	$12.32	25.97%	0.92%(5)	1.27%(5)	0.78%(5)	0.43%(5)	47%(7)	$46

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$10.48	0.03	0.24	0.27	(0.09)	—	(0.09)	$10.66	2.59%	0.90%(5)	0.90%(5)	0.45%(5)	0.45%(5)	26%	$337,712
2018	$12.34	0.12	(1.84)	(1.72)	(0.08)	(0.06)	(0.14)	$10.48	(14.28)%	0.83%	0.94%	1.06%	0.95%	36%	$239,031
2017	$8.81	0.06	3.53	3.59	(0.06)	—	(0.06)	$12.34	40.98%	0.83%	1.15%	0.54%	0.22%	47%	$92,470
2016	$8.33	0.06	0.46	0.52	(0.04)	—	(0.04)	$8.81	6.27%	1.03%	1.28%	0.65%	0.40%	59%	$34,065
2015	$9.25	0.07	(0.95)	(0.88)	(0.04)	—	(0.04)	$8.33	(9.58)%	1.08%	1.33%	0.65%	0.40%	58%	$24,965
2014	$9.09	—(4)	0.20	0.20	(0.04)	—	(0.04)	$9.25	2.23%	1.10%	1.35%	0.64%	0.39%	74%	$15,174

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 1907

Semiannual Report

May 31, 2019

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Fila Korea Ltd.	2.9%
Asia Cement Corp.	2.3%
Chailease Holding Co. Ltd.	2.2%
Indraprastha Gas Ltd.	2.0%
International Container Terminal Services, Inc.	1.9%
Baozun, Inc. ADR	1.9%
Capitec Bank Holdings Ltd.	1.8%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	1.8%
Bata India Ltd.	1.8%
Bharat Financial Inclusion Ltd.	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Warrants	—*
Total Equity Exposure	98.2%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.2%
* Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	16.8%
India	12.6%
South Korea	12.3%
Taiwan	11.5%
Brazil	8.7%
Thailand	6.9%
Indonesia	6.3%
Philippines	5.4%
South Africa	4.5%
Mexico	3.3%
Chile	3.1%
Russia	2.0%
Other Countries	4.8%
Cash and Equivalents*	1.8%
* Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,034.40	$8.17	1.61%
I Class	$1,000	$1,035.20	$7.15	1.41%
A Class	$1,000	$1,033.60	$9.43	1.86%
C Class	$1,000	$1,029.30	$13.20	2.61%
R Class	$1,000	$1,031.00	$10.68	2.11%
R6 Class	$1,000	$1,036.10	$6.40	1.26%
Hypothetical
Investor Class	$1,000	$1,016.90	$8.10	1.61%
I Class	$1,000	$1,017.90	$7.09	1.41%
A Class	$1,000	$1,015.66	$9.35	1.86%
C Class	$1,000	$1,011.92	$13.09	2.61%
R Class	$1,000	$1,014.41	$10.60	2.11%
R6 Class	$1,000	$1,018.65	$6.34	1.26%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Brazil — 8.7%
Arco Platform Ltd., Class A(1)	2,957	$113,549
Banco ABC Brasil SA Preference Shares	31,245	144,522
BK Brasil Operacao e Assessoria a Restaurantes SA	20,800	106,281
Cia de Locacao das Americas	9,800	111,113
Equatorial Energia SA	5,800	127,560
Fleury SA	15,500	77,936
Localiza Rent a Car SA	12,984	126,069
Magazine Luiza SA	2,900	144,270
		951,300
Chile — 3.1%
CAP SA	12,520	124,419
Geopark Ltd.(1)	8,273	130,796
Itau CorpBanca	10,253,248	80,881
		336,096
China — 16.8%
Anton Oilfield Services Group	902,000	114,556
Baozun, Inc. ADR(1)	5,240	205,565
Brilliance China Automotive Holdings Ltd.	116,000	117,671
China Education Group Holdings Ltd.(2)	91,000	139,919
China Everbright Greentech Ltd.	109,000	68,833
China Foods Ltd.	168,000	64,211
China Resources Cement Holdings Ltd.	54,000	46,712
CIFI Holdings Group Co. Ltd.	172,000	102,499
Country Garden Services Holdings Co. Ltd.	65,000	132,899
Far East Horizon Ltd.	108,000	115,041
GDS Holdings Ltd. ADR(1)	5,541	180,027
KWG Group Holdings Ltd.	96,500	96,544
Li Ning Co. Ltd.(1)	96,000	158,480
TAL Education Group ADR(1)	3,357	115,514
West China Cement Ltd.	728,000	99,203
Wisdom Education International Holdings Co. Ltd.	178,000	92,583
		1,850,257
Czech Republic — 0.7%
Moneta Money Bank AS	22,051	71,983
Egypt — 0.5%
Juhayna Food Industries	76,878	50,523
Greece — 0.9%
JUMBO SA	5,387	95,666
Hong Kong — 0.8%
Times China Holdings Ltd.	56,000	92,440

6

	Shares	Value
India — 12.6%
Bata India Ltd.	10,319	$196,118
Bharat Financial Inclusion Ltd.(1)	12,836	184,289
Crompton Greaves Consumer Electricals Ltd.	41,960	144,091
Indraprastha Gas Ltd.	44,838	216,734
Jubilant Foodworks Ltd.	8,643	162,666
L&T Technology Services Ltd.	4,530	114,317
Larsen & Toubro Infotech Ltd.	4,395	112,495
Torrent Pharmaceuticals Ltd.	5,551	124,925
Zydus Wellness Ltd.	6,994	132,721
		1,388,356
Indonesia — 6.3%
Ace Hardware Indonesia Tbk PT	1,460,300	177,460
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	1,004,700	200,608
Mitra Adiperkasa Tbk PT	2,293,100	141,262
Semen Indonesia Persero Tbk PT	150,800	121,943
Waskita Karya Persero Tbk PT	409,900	51,939
		693,212
Malaysia — 0.8%
Carlsberg Brewery Malaysia Bhd	14,500	84,610
Mexico — 3.3%
Grupo Aeroportuario del Centro Norte SAB de CV	28,547	172,604
Grupo Cementos de Chihuahua SAB de CV	9,857	53,241
Regional SAB de CV	28,267	137,003
		362,848
Philippines — 5.4%
Bloomberry Resorts Corp.	702,600	159,570
International Container Terminal Services, Inc.	79,230	206,454
MacroAsia Corp.	153,200	61,639
Wilcon Depot, Inc.	495,800	161,321
		588,984
Russia — 2.0%
TCS Group Holding plc GDR	6,116	116,019
Yandex NV, A Shares(1)	2,813	101,043
		217,062
South Africa — 4.5%
Capitec Bank Holdings Ltd.	2,231	201,988
Clicks Group Ltd.	8,505	111,239
Discovery Ltd.	7,362	70,036
Foschini Group Ltd. (The)	4,839	58,756
JSE Ltd.	5,179	51,847
		493,866
South Korea — 12.3%
CJ Logistics Corp.(1)	858	114,759
Cosmax, Inc.	1,506	141,117
Doosan Bobcat, Inc.	3,554	100,462
Doosan Infracore Co. Ltd.(1)	7,107	38,989

7

	Shares	Value
Fila Korea Ltd.	4,804	$313,043
Han Kuk Carbon Co. Ltd.	18,336	121,855
Hotel Shilla Co. Ltd.	823	65,020
Hyundai Mipo Dockyard Co. Ltd.	4,098	164,920
Koh Young Technology, Inc.	700	53,252
Kumho Petrochemical Co. Ltd.	1,252	100,329
NongShim Co. Ltd.	214	43,339
POSCO Chemical Co. Ltd.	1,190	54,191
Studio Dragon Corp.(1)	699	43,202
		1,354,478
Taiwan — 11.5%
Asia Cement Corp.	176,000	250,638
Chailease Holding Co. Ltd.	65,280	239,309
Chroma ATE, Inc.	38,000	155,578
Machvision, Inc.	5,000	59,185
Merida Industry Co. Ltd.	30,000	162,646
Taiwan Union Technology Corp.	45,000	159,989
TCI Co. Ltd.	8,712	137,726
Vanguard International Semiconductor Corp.	52,000	98,525
		1,263,596
Thailand — 6.9%
Bangkok Chain Hospital PCL	240,000	122,095
Digital Telecommunications Infrastructure Fund	358,800	180,270
Minor International PCL	50,200	61,557
Muangthai Capital PCL	56,000	95,030
Plan B Media PCL,F Shares	732,700	156,345
Srisawad Corp. PCL	94,060	147,914
		763,211
Turkey — 1.1%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	12,479	73,298
Sok Marketler Ticaret AS(1)	34,466	51,900
		125,198
TOTAL COMMON STOCKS (Cost $9,889,669)		10,783,686
WARRANTS†
Thailand†
Minor International PCL(1) (Cost $—)	2,510	—
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $159,173), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $156,085)		156,055
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,014	17,014
TOTAL TEMPORARY CASH INVESTMENTS (Cost $173,069)		173,069
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $10,062,738)		10,956,755
OTHER ASSETS AND LIABILITIES — 0.2%		22,177
TOTAL NET ASSETS — 100.0%		$10,978,932

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	28.8%
Financials	17.1%
Industrials	12.8%
Materials	8.8%
Consumer Staples	7.5%
Information Technology	7.4%
Communication Services	4.3%
Utilities	3.8%
Health Care	2.9%
Real Estate	2.6%
Energy	2.2%
Cash and Equivalents*	1.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $132,923. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate market value of the collateral held by the fund was $142,643, all of which is securities collateral.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $10,062,738)	$10,956,755
Cash	1,040
Foreign currency holdings, at value (cost of $3,866)	3,902
Receivable for capital shares sold	357
Dividends and interest receivable	33,799
Securities lending receivable	408
10,996,261

Liabilities
Payable for capital shares redeemed	638
Accrued management fees	14,724
Distribution and service fees payable	1,489
Accrued foreign taxes	478
17,329

Net Assets	$10,978,932

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,664,818
Distributable earnings	314,114
$10,978,932

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,823,654	500,736	$11.63
I Class, $0.01 Par Value	$1,941,064	166,497	$11.66
A Class, $0.01 Par Value	$1,353,714	116,728	$11.60*
C Class, $0.01 Par Value	$1,193,543	103,980	$11.48
R Class, $0.01 Par Value	$417,896	36,137	$11.56
R6 Class, $0.01 Par Value	$249,061	21,326	$11.68
*Maximum offering price $12.31 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,955)	$113,500
Interest	2,094
Securities lending, net	795
116,389

Expenses:
Management fees	85,261
Distribution and service fees:
A Class	1,669
C Class	5,977
R Class	1,007
Directors' fees and expenses	150
Other expenses	269
94,333

Net investment income (loss)	22,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $579)	(524,854)
Foreign currency translation transactions	(11,698)
(536,552)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(478))	852,367
Translation of assets and liabilities in foreign currencies	54
852,421

Net realized and unrealized gain (loss)	315,869

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,925

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$22,056	$20,668
Net realized gain (loss)	(536,552)	517,202
Change in net unrealized appreciation (depreciation)	852,421	(2,372,120)
Net increase (decrease) in net assets resulting from operations	337,925	(1,834,250)

Distributions to Shareholders
From earnings:
Investor Class	(211,250)	(78,924)
I Class	(47,717)	(11,182)
A Class	(42,563)	(17,599)
C Class	(41,460)	(1,980)
R Class	(13,422)	(2,168)
R6 Class	(8,507)	(4,150)
Decrease in net assets from distributions	(364,919)	(116,003)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	793,928	529,189

Net increase (decrease) in net assets	766,934	(1,421,064)

Net Assets
Beginning of period	10,211,998	11,633,062
End of period	$10,978,932	$10,211,998

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

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fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 56% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.60%	1.40%	1.60%	1.60%	1.60%	1.25%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $3,877,044 and $3,380,752, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		50,000,000
Sold	86,081	$1,014,480	385,055	$5,438,357
Issued in reinvestment of distributions	19,297	210,336	5,727	78,175
Redeemed	(112,000)	(1,308,247)	(387,314)	(5,315,103)
	(6,622)	(83,431)	3,468	201,429
I Class/Shares Authorized	30,000,000		30,000,000
Sold	54,332	639,200	54,211	695,641
Issued in reinvestment of distributions	4,370	47,717	820	11,182
Redeemed	(3,742)	(43,313)	(4,133)	(52,760)
	54,960	643,604	50,898	654,063
A Class/Shares Authorized	30,000,000		30,000,000
Sold	11,122	120,009	581	8,802
Issued in reinvestment of distributions	3,908	42,563	1,288	17,599
Redeemed	(2,030)	(23,328)	(41,571)	(462,502)
	13,000	139,244	(39,702)	(436,101)
C Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	3,835	41,460	145	1,980
R Class/Shares Authorized	20,000,000		30,000,000
Sold	4,391	50,858	13,676	173,754
Issued in reinvestment of distributions	1,235	13,422	159	2,168
Redeemed	(1,705)	(19,736)	(5,947)	(72,254)
	3,921	44,544	7,888	103,668
R6 Class/Shares Authorized	20,000,000		30,000,000
Issued in reinvestment of distributions	778	8,507	304	4,150
Net increase (decrease)	69,872	$793,928	23,001	$529,189

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$113,549	$837,751	—
Chile	130,796	205,300	—
China	501,106	1,349,151	—
Russia	101,043	116,019	—
Other Countries	—	7,428,971	—
Warrants	—	—	—
Temporary Cash Investments	17,014	156,055	—
	$863,508	$10,093,247	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,079,078
Gross tax appreciation of investments	$1,565,999
Gross tax depreciation of investments	(688,322)
Net tax appreciation (depreciation) of investments	$877,677

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.68	0.03	0.33	0.36	—	(0.41)	(0.41)	$11.63	3.44%	1.61%(4)	0.52%(4)	31%	$5,824
2018	$13.66	0.04	(1.86)	(1.82)	(0.14)	(0.02)	(0.16)	$11.68	(13.59)%	1.60%	0.31%	75%	$5,924
2017	$10.45	(0.03)	3.33	3.30	(0.09)	—	(0.09)	$13.66	31.85%	1.61%	(0.16)%	49%	$6,884
2016(5)	$10.00	0.04	0.41	0.45	—	—	—	$10.45	4.50%	1.60%(4)	0.59%(4)	51%	$2,373
I Class
2019(3)	$11.69	0.05	0.33	0.38	—	(0.41)	(0.41)	$11.66	3.52%	1.41%(4)	0.72%(4)	31%	$1,941
2018	$13.68	0.06	(1.86)	(1.80)	(0.17)	(0.02)	(0.19)	$11.69	(13.39)%	1.40%	0.51%	75%	$1,304
2017	$10.46	0.01	3.32	3.33	(0.11)	—	(0.11)	$13.68	32.18%	1.41%	0.04%	49%	$829
2016(5)	$10.00	0.05	0.41	0.46	—	—	—	$10.46	4.60%	1.40%(4)	0.79%(4)	51%	$628
A Class
2019(3)	$11.66	0.02	0.33	0.35	—	(0.41)	(0.41)	$11.60	3.36%	1.86%(4)	0.27%(4)	31%	$1,354
2018	$13.64	0.01	(1.86)	(1.85)	(0.11)	(0.02)	(0.13)	$11.66	(13.82)%	1.85%	0.06%	75%	$1,209
2017	$10.43	(0.04)	3.31	3.27	(0.06)	—	(0.06)	$13.64	31.57%	1.86%	(0.41)%	49%	$1,956
2016(5)	$10.00	0.02	0.41	0.43	—	—	—	$10.43	4.30%	1.85%(4)	0.34%(4)	51%	$1,043

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$11.58	(0.03)	0.34	0.31	—	(0.41)	(0.41)	$11.48	2.93%	2.61%(4)	(0.48)%(4)	31%	$1,194
2018	$13.55	(0.10)	(1.85)	(1.95)	—(6)	(0.02)	(0.02)	$11.58	(14.41)%	2.60%	(0.69)%	75%	$1,160
2017	$10.38	(0.13)	3.30	3.17	—	—	—	$13.55	30.54%	2.61%	(1.16)%	49%	$1,355
2016(5)	$10.00	(0.03)	0.41	0.38	—	—	—	$10.38	3.80%	2.60%(4)	(0.41)%(4)	51%	$1,038
R Class
2019(3)	$11.64	—(6)	0.33	0.33	—	(0.41)	(0.41)	$11.56	3.10%	2.11%(4)	0.02%(4)	31%	$418
2018	$13.62	(0.03)	(1.86)	(1.89)	(0.07)	(0.02)	(0.09)	$11.64	(13.98)%	2.10%	(0.19)%	75%	$375
2017	$10.41	(0.07)	3.32	3.25	(0.04)	—	(0.04)	$13.62	31.30%	2.11%	(0.66)%	49%	$331
2016(5)	$10.00	0.01	0.40	0.41	—	—	—	$10.41	4.10%	2.10%(4)	0.09%(4)	51%	$212
R6 Class
2019(3)	$11.70	0.05	0.34	0.39	—	(0.41)	(0.41)	$11.68	3.61%	1.26%(4)	0.87%(4)	31%	$249
2018	$13.69	0.08	(1.86)	(1.78)	(0.19)	(0.02)	(0.21)	$11.70	(13.25)%	1.25%	0.66%	75%	$240
2017	$10.47	0.03	3.31	3.34	(0.12)	—	(0.12)	$13.69	32.35%	1.26%	0.19%	49%	$277
2016(5)	$10.00	0.06	0.41	0.47	—	—	—	$10.47	4.70%	1.25%(4)	0.94%(4)	51%	$209

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	April 7, 2016 (fund inception) through November 30, 2016.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Notes

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 1907

Semiannual Report

May 31, 2019

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
AIA Group Ltd.	4.2%
CSL Ltd.	3.6%
Recruit Holdings Co. Ltd.	3.5%
London Stock Exchange Group plc	3.4%
Diageo plc	3.3%
Symrise AG	3.3%
Novartis AG	3.2%
Lonza Group AG	3.0%
AstraZeneca plc	3.0%
Koninklijke DSM NV	3.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
Japan	15.6%
United Kingdom	11.9%
Switzerland	9.1%
Netherlands	7.7%
France	7.5%
China	7.3%
Sweden	5.8%
Australia	5.0%
Hong Kong	4.2%
Brazil	4.0%
Germany	3.3%
India	2.5%
Spain	2.4%
Finland	2.4%
Indonesia	2.2%
Austria	2.1%
Other Countries	6.5%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,061.10	$6.37	1.24%
I Class	$1,000	$1,061.40	$5.34	1.04%
A Class	$1,000	$1,059.60	$7.65	1.49%
C Class	$1,000	$1,055.60	$11.48	2.24%
R Class	$1,000	$1,058.00	$8.93	1.74%
R6 Class	$1,000	$1,062.80	$4.58	0.89%
G Class	$1,000	$977.60(2)	$0.02(3)	0.01%
Hypothetical
Investor Class	$1,000	$1,018.75	$6.24	1.24%
I Class	$1,000	$1,019.75	$5.24	1.04%
A Class	$1,000	$1,017.50	$7.49	1.49%
C Class	$1,000	$1,013.76	$11.25	2.24%
R Class	$1,000	$1,016.26	$8.75	1.74%
R6 Class	$1,000	$1,020.49	$4.48	0.89%
G Class	$1,000	$1,024.88(4)	$0.05(4)	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 1, 2019 (commencement of sale) through May 31, 2019.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from April 1, 2019 (commencement of sale) through May 31, 2019, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 5.0%
CSL Ltd.	2,570	$365,548
Treasury Wine Estates Ltd.	13,900	143,881
		509,429
Austria — 2.1%
Erste Group Bank AG(1)	6,074	215,289
Belgium — 1.6%
KBC Group NV	2,490	163,548
Brazil — 4.0%
Localiza Rent a Car SA	18,968	184,172
Magazine Luiza SA	4,500	223,867
		408,039
Canada — 1.4%
Canada Goose Holdings, Inc.(1)	4,240	142,676
China — 7.3%
Alibaba Group Holding Ltd. ADR(1)	1,880	280,609
ANTA Sports Products Ltd.	31,000	189,082
Tencent Holdings Ltd.	6,500	269,561
		739,252
Finland — 2.4%
Neste Oyj	7,260	244,704
France — 7.5%
Airbus SE	2,050	263,425
Dassault Systemes SE	1,640	243,051
Kering SA	490	254,528
		761,004
Germany — 3.3%
Symrise AG	3,560	333,673
Hong Kong — 4.2%
AIA Group Ltd.	45,200	423,451
India — 2.5%
HDFC Bank Ltd. ADR	2,040	253,287
Indonesia — 2.2%
Bank Central Asia Tbk PT	109,900	223,926
Japan — 15.6%
Hoya Corp.	2,200	152,256
Keyence Corp.	400	224,371
MonotaRO Co. Ltd.	8,100	171,669
Pan Pacific International Holdings Corp.	3,200	197,074
Recruit Holdings Co. Ltd.	11,100	354,146
Shiseido Co. Ltd.	3,800	272,582

6

	Shares	Value
Terumo Corp.	7,400	$209,187
		1,581,285
Netherlands — 7.7%
Adyen NV(1)	279	224,344
InterXion Holding NV(1)	3,500	257,985
Koninklijke DSM NV	2,690	302,311
		784,640
Russia — 1.9%
Yandex NV, A Shares(1)	5,200	186,784
Spain — 2.4%
Cellnex Telecom SA(1)	7,010	246,203
Sweden — 5.8%
Hexagon AB, B Shares	2,942	136,580
Lundin Petroleum AB	8,170	221,696
Telefonaktiebolaget LM Ericsson, B Shares	23,410	225,946
		584,222
Switzerland — 9.1%
Alcon, Inc.(1)	1,540	89,562
Lonza Group AG(1)	1,000	307,160
Novartis AG	3,750	322,061
Sika AG	1,405	208,551
		927,334
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	162,952
United Kingdom — 11.9%
AstraZeneca plc	4,120	304,024
B&M European Value Retail SA	50,926	227,347
Diageo plc	7,950	334,190
London Stock Exchange Group plc	5,110	340,463
		1,206,024
TOTAL COMMON STOCKS (Cost $8,340,204)		10,097,722
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $28,256), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $27,707)		27,702
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,951	2,951
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,653)		30,653
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $8,370,857)		10,128,375
OTHER ASSETS AND LIABILITIES — 0.2%		22,617
TOTAL NET ASSETS — 100.0%		$10,150,992

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	17.3%
Financials	16.0%
Consumer Discretionary	14.9%
Information Technology	14.5%
Industrials	9.6%
Materials	8.3%
Consumer Staples	7.4%
Communication Services	6.9%
Energy	4.6%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $8,370,857)	$10,128,375
Foreign currency holdings, at value (cost of $1,837)	1,842
Receivable for investments sold	42,909
Receivable for capital shares sold	45,928
Dividends and interest receivable	21,604
10,240,658

Liabilities
Payable for investments purchased	75,751
Payable for capital shares redeemed	1,703
Accrued management fees	10,654
Distribution and service fees payable	1,558
89,666

Net Assets	$10,150,992

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,827,887
Distributable earnings	1,323,105
$10,150,992

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$6,059,112	481,760	$12.58
I Class, $0.01 Par Value	$823,289	65,311	$12.61
A Class, $0.01 Par Value	$1,289,415	102,830	$12.54*
C Class, $0.01 Par Value	$1,234,660	100,015	$12.34
R Class, $0.01 Par Value	$466,779	37,337	$12.50
R6 Class, $0.01 Par Value	$272,853	21,607	$12.63
G Class, $0.01 Par Value	$4,884	386	$12.65
*Maximum offering price $13.31 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,137)	$93,250
Interest	1,289
94,539

Expenses:
Management fees	60,354
Distribution and service fees:
A Class	1,573
C Class	6,036
R Class	1,088
Directors' fees and expenses	137
Other expenses	454
69,642
Fees waived - G Class	(7)
69,635

Net investment income (loss)	24,904

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(261,312)
Foreign currency translation transactions	(740)
(262,052)

Change in net unrealized appreciation (depreciation) on:
Investments	800,635
Translation of assets and liabilities in foreign currencies	(34)
800,601

Net realized and unrealized gain (loss)	538,549

Net Increase (Decrease) in Net Assets Resulting from Operations	$563,453

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$24,904	$53,738
Net realized gain (loss)	(262,052)	(74,846)
Change in net unrealized appreciation (depreciation)	800,601	(885,209)
Net increase (decrease) in net assets resulting from operations	563,453	(906,317)

Distributions to Shareholders
From earnings:
Investor Class	(31,989)	—
I Class	(5,626)	—
A Class	(3,404)	—
R Class	(167)	—
R6 Class	(2,051)	—
Decrease in net assets from distributions	(43,237)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(360,805)	1,116,468

Net increase (decrease) in net assets	159,411	210,151

Net Assets
Beginning of period	9,991,581	9,781,430
End of period	$10,150,992	$9,991,581

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

12

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 62% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Effective April 1, 2019, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.23%	1.03%	1.23%	1.23%	1.23%	0.88%	0.00%(1)

(1)	Annual management fee before waiver was 0.88%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $2,971,811 and $3,270,446, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019(1)		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	49,526	$614,648	528,514	$7,140,621
Issued in reinvestment of distributions	2,828	31,989	—	—
Redeemed	(89,028)	(1,071,498)	(469,257)	(6,238,274)
	(36,674)	(424,861)	59,257	902,347
I Class/Shares Authorized	30,000,000		35,000,000
Sold	1,823	21,345	4,325	50,773
Issued in reinvestment of distributions	497	5,626	—	—
Redeemed	(1,919)	(24,496)	—	—
	401	2,475	4,325	50,773
A Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	1,672	22,494
Issued in reinvestment of distributions	301	3,404	—	—
Redeemed	(1)	(11)	(358)	(5,089)
	300	3,393	1,314	17,405
C Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	3	35
R Class/Shares Authorized	20,000,000		30,000,000
Sold	4,128	50,546	14,078	184,615
Issued in reinvestment of distributions	15	167	—	—
Redeemed	(1,169)	(13,511)	(3,020)	(38,707)
	2,974	37,202	11,058	145,908
R6 Class/Shares Authorized	20,000,000		30,000,000
Sold	1,513	17,769	—	—
Issued in reinvestment of distributions	181	2,051	—	—
Redeemed	(312)	(3,834)	—	—
	1,382	15,986	—	—
G Class/Shares Authorized	40,000,000		N/A
Sold	386	5,000
Net increase (decrease)	(31,231)	$(360,805)	75,957	$1,116,468

(1)	April 1, 2019 (commencement of sale) through May 31, 2019 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

15

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$142,676	—	—
China	280,609	$458,643	—
India	253,287	—	—
Netherlands	257,985	526,655	—
Russia	186,784	—	—
Other Countries	—	7,991,083	—
Temporary Cash Investments	2,951	27,702	—
	$1,124,292	$9,004,083	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,389,122
Gross tax appreciation of investments	$1,913,418
Gross tax depreciation of investments	(174,165)
Net tax appreciation (depreciation) of investments	$1,739,253

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had accumulated short-term capital losses of $(178,145), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.92	0.04	0.68	0.72	(0.06)	$12.58	6.11%	1.24%(4)	0.65%(4)	30%	$6,059
2018	$12.81	0.08	(0.97)	(0.89)	—	$11.92	(6.95)%	1.23%	0.59%	82%	$6,180
2017	$9.75	0.01	3.13	3.14	(0.08)	$12.81	32.40%	1.24%	0.14%	76%	$5,882
2016(5)	$10.00	0.04	(0.29)	(0.25)	—	$9.75	(2.50)%	1.23%(4)	0.56%(4)	47%	$2,074
I Class
2019(3)	$11.96	0.05	0.68	0.73	(0.08)	$12.61	6.14%	1.04%(4)	0.85%(4)	30%	$823
2018	$12.83	0.09	(0.96)	(0.87)	—	$11.96	(6.78)%	1.03%	0.79%	82%	$776
2017	$9.76	0.05	3.11	3.16	(0.09)	$12.83	32.74%	1.04%	0.34%	76%	$777
2016(5)	$10.00	0.05	(0.29)	(0.24)	—	$9.76	(2.40)%	1.03%(4)	0.76%(4)	47%	$586
A Class
2019(3)	$11.87	0.03	0.67	0.70	(0.03)	$12.54	5.96%	1.49%(4)	0.40%(4)	30%	$1,289
2018	$12.79	0.03	(0.95)	(0.92)	—	$11.87	(7.19)%	1.48%	0.34%	82%	$1,217
2017	$9.73	(0.01)	3.12	3.11	(0.05)	$12.79	32.13%	1.49%	(0.11)%	76%	$1,295
2016(5)	$10.00	0.02	(0.29)	(0.27)	—	$9.73	(2.70)%	1.48%(4)	0.31%(4)	47%	$978

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$11.70	(0.02)	0.66	0.64	—	$12.34	5.56%	2.24%(4)	(0.35)%(4)	30%	$1,235
2018	$12.70	(0.07)	(0.93)	(1.00)	—	$11.70	(7.95)%	2.23%	(0.41)%	82%	$1,170
2017	$9.68	(0.09)	3.11	3.02	—	$12.70	31.20%	2.24%	(0.86)%	76%	$1,270
2016(5)	$10.00	(0.03)	(0.29)	(0.32)	—	$9.68	(3.20)%	2.23%(4)	(0.44)%(4)	47%	$968
R Class
2019(3)	$11.82	0.01	0.67	0.68	—(6)	$12.50	5.80%	1.74%(4)	0.15%(4)	30%	$467
2018	$12.77	—(6)	(0.95)	(0.95)	—	$11.82	(7.44)%	1.73%	0.09%	82%	$406
2017	$9.72	(0.04)	3.12	3.08	(0.03)	$12.77	31.73%	1.74%	(0.36)%	76%	$298
2016(5)	$10.00	—(6)	(0.28)	(0.28)	—	$9.72	(2.80)%	1.73%(4)	0.06%(4)	47%	$196
R6 Class
2019(3)	$11.99	0.06	0.68	0.74	(0.10)	$12.63	6.28%	0.89%(4)	1.00%(4)	30%	$273
2018	$12.84	0.11	(0.96)	(0.85)	—	$11.99	(6.62)%	0.88%	0.94%	82%	$242
2017	$9.77	0.06	3.12	3.18	(0.11)	$12.84	32.90%	0.89%	0.49%	76%	$260
2016(5)	$10.00	0.06	(0.29)	(0.23)	—	$9.77	(2.30)%	0.88%(4)	0.91%(4)	47%	$195
G Class
2019(7)	$12.94	0.07	(0.36)	(0.29)	—	$12.65	(2.24)%	0.01%(4)(8)	3.18%(4)(8)	30%(9)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	March 29, 2016 (fund inception) through November 30, 2016.

(6)	Per-share amount was less than $0.005.

(7)	April 1, 2019 (commencement of sale) through May 31, 2019 (unaudited).

(8)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.89% and 2.30%, respectively.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2019.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 1907

Semiannual Report

May 31, 2019

Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	2.7%
Amazon.com, Inc.	2.7%
Visa, Inc., Class A	2.5%
Equinix, Inc.	2.1%
Adobe, Inc.	1.9%
American Express Co.	1.9%
Danaher Corp.	1.7%
IHS Markit Ltd.	1.7%
American Tower Corp.	1.7%
Home Depot, Inc. (The)	1.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	66.7%
Foreign Common Stocks	31.9%
Total Common Stocks	98.6%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	66.7%
Japan	5.2%
United Kingdom	4.5%
China	3.1%
Hong Kong	3.0%
Netherlands	3.0%
France	2.4%
Other Countries	10.7%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,083.30	$5.61	1.08%
I Class	$1,000	$1,084.60	$4.57	0.88%
Y Class	$1,000	$1,085.00	$3.79	0.73%
A Class	$1,000	$1,082.00	$6.90	1.33%
C Class	$1,000	$1,078.20	$10.78	2.08%
R Class	$1,000	$1,080.70	$8.20	1.58%
R5 Class	$1,000	$1,083.80	$4.57	0.88%
R6 Class	$1,000	$1,085.90	$3.80	0.73%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
I Class	$1,000	$1,020.54	$4.43	0.88%
Y Class	$1,000	$1,021.29	$3.68	0.73%
A Class	$1,000	$1,018.30	$6.69	1.33%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
R5 Class	$1,000	$1,020.54	$4.43	0.88%
R6 Class	$1,000	$1,021.29	$3.68	0.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Austria — 0.8%
Erste Group Bank AG(1)	115,270	$4,085,676
Brazil — 1.1%
B3 SA - Brasil Bolsa Balcao	621,400	5,784,921
Canada — 1.0%
Alimentation Couche-Tard, Inc., B Shares	32,970	2,023,425
Canada Goose Holdings, Inc.(1)	71,950	2,421,117
First Quantum Minerals Ltd.	84,873	617,898
		5,062,440
China — 3.1%
Alibaba Group Holding Ltd. ADR(1)	44,580	6,654,011
GDS Holdings Ltd. ADR(1)	86,266	2,802,782
Tencent Holdings Ltd.	35,600	1,476,367
YY, Inc. ADR(1)	33,370	2,284,177
ZTO Express Cayman, Inc. ADR	172,170	3,105,947
		16,323,284
France — 2.4%
Kering SA	10,970	5,698,311
TOTAL SA	139,862	7,234,694
		12,933,005
Hong Kong — 3.0%
AIA Group Ltd.	814,600	7,631,487
Hang Seng Bank Ltd.	126,500	3,166,824
Hong Kong Exchanges & Clearing Ltd.	170,200	5,398,029
		16,196,340
Hungary — 1.0%
OTP Bank Nyrt	130,763	5,456,026
India — 1.3%
HDFC Bank Ltd.	202,420	7,051,584
Indonesia — 0.5%
Bank Central Asia Tbk PT	1,425,100	2,903,699
Ireland — 1.3%
CRH plc	218,985	6,850,844
Italy — 0.4%
UniCredit SpA	173,588	1,969,618
Japan — 5.2%
Keyence Corp.	6,400	3,589,944
ORIX Corp.	405,700	5,712,998
Pan Pacific International Holdings Corp.	68,400	4,212,452
Shiseido Co. Ltd.	65,500	4,698,463
Sysmex Corp.	85,600	5,918,818

6

	Shares	Value
Unicharm Corp.	111,800	$3,335,716
		27,468,391
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	488,620	2,662,650
Grupo Mexico SAB de CV, Series B	463,480	1,154,044
		3,816,694
Netherlands — 3.0%
ASML Holding NV	17,300	3,259,909
InterXion Holding NV(1)	43,890	3,235,132
Koninklijke DSM NV	48,850	5,489,917
Unilever NV CVA	69,030	4,160,205
		16,145,163
Peru — 0.8%
Credicorp Ltd.	18,760	4,198,488
Sweden — 0.5%
Epiroc AB, A Shares	262,130	2,439,834
Switzerland — 1.3%
Lonza Group AG(1)	22,510	6,914,163
United Kingdom — 4.5%
Ashtead Group plc	81,910	1,923,141
AstraZeneca plc	85,240	6,290,054
B&M European Value Retail SA	642,550	2,868,511
Diageo plc	113,630	4,776,601
London Stock Exchange Group plc	84,980	5,661,939
Prudential plc	118,550	2,362,287
		23,882,533
United States — 66.7%
Abbott Laboratories	78,410	5,969,353
Adobe, Inc.(1)	36,997	10,022,487
Advanced Micro Devices, Inc.(1)	80,620	2,209,794
Agilent Technologies, Inc.	53,700	3,600,585
Air Products & Chemicals, Inc.	12,960	2,638,526
Alphabet, Inc., Class A(1)	12,955	14,334,708
Amazon.com, Inc.(1)	7,968	14,143,758
American Express Co.	86,480	9,920,121
American Tower Corp.	43,850	9,154,565
AMETEK, Inc.	82,450	6,751,831
Becton Dickinson and Co.	28,920	6,751,085
Bio-Rad Laboratories, Inc., Class A(1)	20,754	5,954,945
Booz Allen Hamilton Holding Corp.	46,740	2,952,566
Boston Scientific Corp.(1)	70,170	2,695,230
Brink's Co. (The)	28,170	2,169,090
Burlington Stores, Inc.(1)	35,710	5,591,472
Catalent, Inc.(1)	61,730	2,808,715
Cheniere Energy, Inc.(1)	91,760	5,797,397
Cintas Corp.	30,610	6,790,216
CoStar Group, Inc.(1)	11,580	5,901,631

7

	Shares	Value
Danaher Corp.	70,040	$9,245,980
Elanco Animal Health, Inc.(1)	124,223	3,885,696
EOG Resources, Inc.	58,360	4,778,517
Equinix, Inc.	22,996	11,171,227
Floor & Decor Holdings, Inc., Class A(1)	11,672	414,590
Harris Corp.	31,740	5,941,411
Home Depot, Inc. (The)	42,024	7,978,256
Honeywell International, Inc.	40,677	6,683,638
IDEXX Laboratories, Inc.(1)	23,260	5,809,650
IHS Markit Ltd.(1)	160,780	9,227,164
Illumina, Inc.(1)	11,120	3,412,839
Intercontinental Exchange, Inc.	93,031	7,648,079
Keysight Technologies, Inc.(1)	46,163	3,468,226
Liberty Media Corp-Liberty Formula One, Class C(1)	113,787	4,247,669
Lululemon Athletica, Inc.(1)	18,240	3,020,362
Lyft, Inc., Class A(1)	20,215	1,164,788
MarketAxess Holdings, Inc.	14,793	4,405,651
Mastercard, Inc., Class A	30,280	7,615,117
Medidata Solutions, Inc.(1)	57,490	5,240,214
MongoDB, Inc.(1)	3,380	474,349
Monster Beverage Corp.(1)	118,620	7,337,833
MSCI, Inc.	15,930	3,504,759
Nordson Corp.	19,610	2,463,408
PayPal Holdings, Inc.(1)	58,070	6,373,183
Pioneer Natural Resources Co.	47,868	6,795,341
RealPage, Inc.(1)	69,120	4,031,078
Roku, Inc.(1)	37,940	3,429,776
Roper Technologies, Inc.	19,560	6,727,075
Service Corp. International/US	79,480	3,486,788
ServiceNow, Inc.(1)	23,070	6,042,725
Sherwin-Williams Co. (The)	13,040	5,469,628
Stanley Black & Decker, Inc.	31,370	3,990,891
Sysco Corp.	73,010	5,024,548
Teleflex, Inc.	24,308	7,007,996
Texas Instruments, Inc.	28,840	3,008,300
Union Pacific Corp.	28,480	4,749,894
VeriSign, Inc.(1)	22,420	4,371,452
Visa, Inc., Class A	83,172	13,418,139
Webster Financial Corp.	95,890	4,246,009
Worldpay, Inc., Class A(1)	65,508	7,968,393
Zebra Technologies Corp., Class A(1)	15,530	2,662,463
Zions Bancorp N.A.	69,679	3,001,075
Zoetis, Inc.	76,188	7,698,797
		354,801,049
TOTAL COMMON STOCKS (Cost $370,387,268)		524,283,752

8

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $6,523,458), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $6,396,927)		$6,395,701
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $693,763), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $677,071)		677,001
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,342	4,342
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,077,044)		7,077,044
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $377,464,312)		531,360,796
OTHER ASSETS AND LIABILITIES — 0.1%		742,932
TOTAL NET ASSETS — 100.0%		$532,103,728

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	18.2%
Health Care	16.6%
Information Technology	16.5%
Industrials	13.3%
Consumer Discretionary	11.4%
Consumer Staples	5.9%
Energy	4.6%
Communication Services	4.2%
Materials	4.1%
Real Estate	3.8%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $377,464,312)	$531,360,796
Foreign currency holdings, at value (cost of $11,292)	11,303
Receivable for investments sold	235,196
Receivable for capital shares sold	1,321,480
Dividends and interest receivable	848,423
Other assets	1,256
533,778,454

Liabilities
Payable for capital shares redeemed	1,146,084
Accrued management fees	473,559
Distribution and service fees payable	13,006
Accrued foreign taxes	42,077
1,674,726

Net Assets	$532,103,728

Net Assets Consist of:
Capital (par value and paid-in surplus)	$362,809,837
Distributable earnings	169,293,891
$532,103,728

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$412,782,103	34,278,195	$12.04
I Class, $0.01 Par Value	$22,536,826	1,832,861	$12.30
Y Class, $0.01 Par Value	$22,080	1,785	$12.37
A Class, $0.01 Par Value	$25,724,853	2,208,354	$11.65*
C Class, $0.01 Par Value	$4,727,245	480,564	$9.84
R Class, $0.01 Par Value	$7,130,797	624,756	$11.41
R5 Class, $0.01 Par Value	$6,431	523	$12.30
R6 Class, $0.01 Par Value	$59,173,393	4,788,894	$12.36
*Maximum offering price $12.36 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $132,636)	$3,355,929
Interest	51,817
3,407,746

Expenses:
Management fees	2,647,968
Distribution and service fees:
A Class	31,832
C Class	23,937
R Class	17,822
Directors' fees and expenses	7,077
Other expenses	14,047
2,742,683

Net investment income (loss)	665,063

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,370,356
Foreign currency translation transactions	(27,967)
20,342,389

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(10,274))	20,864,073
Translation of assets and liabilities in foreign currencies	5,447
20,869,520

Net realized and unrealized gain (loss)	41,211,909

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,876,972

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$665,063	$1,616,796
Net realized gain (loss)	20,342,389	49,211,928
Change in net unrealized appreciation (depreciation)	20,869,520	(42,444,324)
Net increase (decrease) in net assets resulting from operations	41,876,972	8,384,400

Distributions to Shareholders
From earnings:
Investor Class	(36,935,706)	(48,031,985)
I Class	(1,467,077)	(3,592,399)
Y Class	(546)	(642)
A Class	(2,409,311)	(3,350,308)
C Class	(500,817)	(752,010)
R Class	(660,873)	(892,252)
R5 Class	(540)	(639)
R6 Class	(4,427,325)	(4,170,767)
Decrease in net assets from distributions	(46,402,195)	(60,791,002)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,784,741	11,146,331

Net increase (decrease) in net assets	21,259,518	(41,260,271)

Net Assets
Beginning of period	510,844,210	552,104,481
End of period	$532,103,728	$510,844,210

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

15

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $880,782 and $288,426, respectively. The effect of interfund transactions on the Statement of Operations was $58,766 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $83,671,071 and $107,211,977, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	385,000,000		385,000,000
Sold	859,834	$9,970,210	2,390,301	$30,414,509
Issued in reinvestment of distributions	3,477,530	35,957,657	3,851,797	46,801,407
Redeemed	(3,220,200)	(37,574,474)	(5,110,511)	(65,185,892)
	1,117,164	8,353,393	1,131,587	12,030,024
I Class/Shares Authorized	40,000,000		50,000,000
Sold	622,251	7,763,158	727,393	9,577,897
Issued in reinvestment of distributions	138,538	1,461,572	269,213	3,338,740
Redeemed	(217,785)	(2,517,269)	(2,042,868)	(26,578,900)
	543,004	6,707,461	(1,046,262)	(13,662,263)
Y Class/Shares Authorized	20,000,000		25,000,000
Sold	1,265	15,885	88	1,174
Issued in reinvestment of distributions	51	546	52	642
Redeemed	(89)	(1,076)	—	—
	1,227	15,355	140	1,816
A Class/Shares Authorized	40,000,000		40,000,000
Sold	141,422	1,616,426	451,629	5,642,831
Issued in reinvestment of distributions	233,037	2,332,697	273,488	3,221,690
Redeemed	(361,800)	(3,999,623)	(829,318)	(10,201,574)
	12,659	(50,500)	(104,201)	(1,337,053)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	83,764	717,404	104,011	1,117,903
Issued in reinvestment of distributions	52,006	441,007	62,611	641,132
Redeemed	(106,981)	(998,363)	(222,760)	(2,402,989)
	28,789	160,048	(56,138)	(643,954)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	46,549	506,622	83,143	1,011,937
Issued in reinvestment of distributions	67,219	660,090	76,654	889,957
Redeemed	(84,114)	(934,712)	(167,806)	(2,035,422)
	29,654	232,000	(8,009)	(133,528)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	51	540	52	639
R6 Class/Shares Authorized	50,000,000		40,000,000
Sold	936,781	10,388,922	1,521,533	20,077,660
Issued in reinvestment of distributions	418,067	4,427,325	334,272	4,170,767
Redeemed	(376,934)	(4,449,803)	(709,871)	(9,357,777)
	977,914	10,366,444	1,145,934	14,890,650
Net increase (decrease)	2,710,462	$25,784,741	1,063,103	$11,146,331
17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Austria	—	$4,085,676	—
Brazil	—	5,784,921	—
Canada	$2,421,117	2,641,323	—
China	14,846,917	1,476,367	—
France	—	12,933,005	—
Hong Kong	—	16,196,340	—
Hungary	—	5,456,026	—
India	—	7,051,584	—
Indonesia	—	2,903,699	—
Ireland	—	6,850,844	—
Italy	—	1,969,618	—
Japan	—	27,468,391	—
Mexico	—	3,816,694	—
Netherlands	3,235,132	12,910,031	—
Sweden	—	2,439,834	—
Switzerland	—	6,914,163	—
United Kingdom	—	23,882,533	—
Other Countries	358,999,537	—	—
Temporary Cash Investments	4,342	7,072,702	—
	$379,507,045	$151,853,751	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$378,465,251
Gross tax appreciation of investments	$161,128,262
Gross tax depreciation of investments	(8,232,717)
Net tax appreciation (depreciation) of investments	$152,895,545

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had post-October capital loss deferrals of $(1,201,618), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$12.32	0.01	0.83	0.84	(0.01)	(1.11)	(1.12)	$12.04	8.33%	1.08%(4)	0.24%(4)	16%	$412,782
2018	$13.67	0.04	0.11	0.15	(0.03)	(1.47)	(1.50)	$12.32	1.27%	1.07%	0.29%	42%	$408,562
2017	$10.84	0.02	2.98	3.00	(0.04)	(0.13)	(0.17)	$13.67	27.99%	1.08%	0.14%	54%	$437,822
2016	$12.01	0.03	(0.42)	(0.39)	(0.01)	(0.77)	(0.78)	$10.84	(3.24)%	1.08%	0.27%	57%	$387,155
2015	$12.94	—(5)	0.12	0.12	—	(1.05)	(1.05)	$12.01	1.37%	1.08%	0.04%	50%	$443,915
2014	$12.39	—(5)	0.91	0.91	(0.08)	(0.28)	(0.36)	$12.94	7.53%	1.08%	0.03%	46%	$462,889
I Class
2019(3)	$12.57	0.03	0.85	0.88	(0.04)	(1.11)	(1.15)	$12.30	8.46%	0.88%(4)	0.44%(4)	16%	$22,537
2018	$13.91	0.06	0.12	0.18	(0.05)	(1.47)	(1.52)	$12.57	1.52%	0.87%	0.49%	42%	$16,210
2017	$11.01	0.05	3.02	3.07	(0.04)	(0.13)	(0.17)	$13.91	28.25%	0.88%	0.34%	54%	$32,498
2016	$12.19	0.05	(0.42)	(0.37)	(0.04)	(0.77)	(0.81)	$11.01	(3.07)%	0.88%	0.47%	57%	$37,028
2015	$13.09	0.03	0.12	0.15	—	(1.05)	(1.05)	$12.19	1.60%	0.88%	0.24%	50%	$33,211
2014	$12.52	0.03	0.91	0.94	(0.09)	(0.28)	(0.37)	$13.09	7.68%	0.88%	0.23%	46%	$78,802
Y Class
2019(3)	$12.65	0.03	0.85	0.88	(0.05)	(1.11)	(1.16)	$12.37	8.50%	0.73%(4)	0.59%(4)	16%	$22
2018	$13.98	0.08	0.12	0.20	(0.06)	(1.47)	(1.53)	$12.65	1.62%	0.72%	0.64%	42%	$7
2017(6)	$11.95	0.04	1.99	2.03	—	—	—	$13.98	16.99%	0.73%(4)	0.49%(4)	54%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$11.96	—(5)	0.80	0.80	—	(1.11)	(1.11)	$11.65	8.20%	1.33%(4)	(0.01)%(4)	16%	$25,725
2018	$13.31	—(5)	0.12	0.12	—	(1.47)	(1.47)	$11.96	1.08%	1.32%	0.04%	42%	$26,256
2017	$10.58	(0.01)	2.90	2.89	(0.03)	(0.13)	(0.16)	$13.31	27.65%	1.33%	(0.11)%	54%	$30,622
2016	$11.76	—(5)	(0.41)	(0.41)	—	(0.77)	(0.77)	$10.58	(3.52)%	1.33%	0.02%	57%	$36,382
2015	$12.72	(0.02)	0.11	0.09	—	(1.05)	(1.05)	$11.76	1.14%	1.33%	(0.21)%	50%	$45,855
2014	$12.21	(0.03)	0.89	0.86	(0.07)	(0.28)	(0.35)	$12.72	7.23%	1.33%	(0.22)%	46%	$54,091
C Class
2019(3)	$10.32	(0.04)	0.67	0.63	—	(1.11)	(1.11)	$9.84	7.82%	2.08%(4)	(0.76)%(4)	16%	$4,727
2018	$11.77	(0.08)	0.10	0.02	—	(1.47)	(1.47)	$10.32	0.27%	2.07%	(0.71)%	42%	$4,662
2017	$9.42	(0.09)	2.58	2.49	(0.01)	(0.13)	(0.14)	$11.77	26.77%	2.08%	(0.86)%	54%	$5,977
2016	$10.63	(0.07)	(0.37)	(0.44)	—	(0.77)	(0.77)	$9.42	(4.23)%	2.08%	(0.73)%	57%	$6,872
2015	$11.68	(0.10)	0.10	—(5)	—	(1.05)	(1.05)	$10.63	0.40%	2.08%	(0.96)%	50%	$8,520
2014	$11.30	(0.11)	0.81	0.70	(0.04)	(0.28)	(0.32)	$11.68	6.39%	2.08%	(0.97)%	46%	$7,234
R Class
2019(3)	$11.75	(0.01)	0.78	0.77	—	(1.11)	(1.11)	$11.41	8.07%	1.58%(4)	(0.26)%(4)	16%	$7,131
2018	$13.14	(0.03)	0.11	0.08	—	(1.47)	(1.47)	$11.75	0.75%	1.57%	(0.21)%	42%	$6,995
2017	$10.47	(0.04)	2.86	2.82	(0.02)	(0.13)	(0.15)	$13.14	27.29%	1.58%	(0.36)%	54%	$7,925
2016	$11.67	(0.03)	(0.40)	(0.43)	—	(0.77)	(0.77)	$10.47	(3.73)%	1.58%	(0.23)%	57%	$7,007
2015	$12.66	(0.05)	0.11	0.06	—	(1.05)	(1.05)	$11.67	0.89%	1.58%	(0.46)%	50%	$6,040
2014	$12.18	(0.06)	0.88	0.82	(0.06)	(0.28)	(0.34)	$12.66	7.00%	1.58%	(0.47)%	46%	$5,632

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$12.57	0.02	0.86	0.88	(0.04)	(1.11)	(1.15)	$12.30	8.38%	0.88%(4)	0.44%(4)	16%	$6
2018	$13.90	0.06	0.12	0.18	(0.04)	(1.47)	(1.51)	$12.57	1.52%	0.87%	0.49%	42%	$6
2017(6)	$11.90	0.03	1.97	2.00	–	–	–	$13.90	16.81%	0.88%(4)	0.34%(4)	54%(7)	$6
R6 Class
2019(3)	$12.63	0.04	0.85	0.89	(0.05)	(1.11)	(1.16)	$12.36	8.59%	0.73%(4)	0.59%(4)	16%	$59,173
2018	$13.98	0.09	0.10	0.19	(0.07)	(1.47)	(1.54)	$12.63	1.58%	0.72%	0.64%	42%	$48,147
2017	$11.05	0.05	3.05	3.10	(0.04)	(0.13)	(0.17)	$13.98	28.46%	0.73%	0.49%	54%	$37,248
2016	$12.23	0.07	(0.43)	(0.36)	(0.05)	(0.77)	(0.82)	$11.05	(2.91)%	0.73%	0.62%	57%	$16,508
2015	$13.11	0.05	0.12	0.17	—	(1.05)	(1.05)	$12.23	1.76%	0.73%	0.39%	50%	$15,887
2014	$12.53	0.02	0.93	0.95	(0.09)	(0.28)	(0.37)	$13.11	7.80%	0.73%	0.38%	46%	$16,992

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 1907

Semiannual Report

May 31, 2019

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Rheinmetall AG	1.7%
Aveva Group plc	1.6%
CareTrust REIT, Inc.	1.6%
Kinsale Capital Group, Inc.	1.6%
R1 RCM, Inc.	1.5%
Hamilton Lane, Inc., Class A	1.5%
Kemper Corp.	1.4%
Badger Daylighting Ltd.	1.4%
Americold Realty Trust	1.4%
TopBuild Corp.	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	54.0%
Domestic Common Stocks	45.0%
Total Common Stocks	99.0%
Temporary Cash Investments	0.7%
Temporary Cash Investments - Securities Lending Collateral	2.8%
Other Assets and Liabilities	(2.5)%

Investments by Country	% of net assets
United States	45.0%
United Kingdom	9.4%
Sweden	5.8%
Canada	5.5%
Japan	5.3%
Australia	3.2%
China	3.0%
Belgium	2.7%
Netherlands	2.6%
France	2.3%
Germany	2.3%
Switzerland	2.1%
Other Countries	9.8%
Cash and Equivalents*	1.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.80	$7.67	1.51%
I Class	$1,000	$1,037.40	$6.65	1.31%
A Class	$1,000	$1,035.60	$8.93	1.76%
C Class	$1,000	$1,031.70	$12.71	2.51%
R Class	$1,000	$1,033.60	$10.19	2.01%
R6 Class	$1,000	$1,037.90	$5.89	1.16%
Hypothetical
Investor Class	$1,000	$1,017.40	$7.59	1.51%
I Class	$1,000	$1,018.40	$6.59	1.31%
A Class	$1,000	$1,016.16	$8.85	1.76%
C Class	$1,000	$1,012.42	$12.59	2.51%
R Class	$1,000	$1,014.91	$10.10	2.01%
R6 Class	$1,000	$1,019.15	$5.84	1.16%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 3.2%
Afterpay Touch Group Ltd.(1)(2)	8,587	$142,432
Cleanaway Waste Management Ltd.	70,700	109,161
Jumbo Interactive Ltd.	9,058	113,031
Northern Star Resources Ltd.	15,867	107,845
WiseTech Global Ltd.	9,255	155,344
		627,813
Belgium — 2.7%
Argenx SE(1)	1,168	144,520
Barco NV	1,042	202,628
Galapagos NV(1)(2)	1,582	179,793
		526,941
Canada — 5.5%
Altus Group Ltd.	4,461	97,597
ATS Automation Tooling Systems, Inc.(1)	9,677	145,771
Badger Daylighting Ltd.	7,532	266,428
Canada Goose Holdings, Inc.(1)	3,100	104,315
FirstService Corp.	1,276	115,638
Gibson Energy, Inc.	10,451	170,575
Hudbay Minerals, Inc.	8,075	39,670
Lightspeed POS, Inc.(1)	6,416	128,643
		1,068,637
China — 3.0%
A-Living Services Co. Ltd., H Shares	68,750	101,260
Baozun, Inc. ADR(1)	3,867	151,702
Bosideng International Holdings Ltd.	394,000	97,755
Li Ning Co. Ltd.(1)	147,000	242,672
		593,389
Finland — 1.2%
Konecranes Oyj	2,793	95,662
Valmet Oyj	5,994	138,105
		233,767
France — 2.3%
Korian SA	4,957	197,462
SOITEC(1)	1,764	148,307
Solutions 30 SE(1)	11,053	109,452
		455,221
Germany — 2.3%
Isra Vision AG	3,041	110,667
Rheinmetall AG	3,124	332,462
		443,129

6

	Shares	Value
Hong Kong — 0.5%
Melco International Development Ltd.	50,000	$99,888
India — 1.8%
Jubilant Foodworks Ltd.	8,193	154,197
WNS Holdings Ltd. ADR(1)	3,412	188,820
		343,017
Indonesia — 0.8%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	793,500	158,438
Israel — 0.7%
Kornit Digital Ltd.(1)	5,189	147,212
Italy — 1.6%
Amplifon SpA	4,617	102,320
FinecoBank Banca Fineco SpA	11,182	115,524
Salvatore Ferragamo SpA(2)	4,832	100,478
		318,322
Japan — 5.3%
Adastria Co. Ltd.	7,200	176,710
KH Neochem Co. Ltd.	6,800	181,612
Kobe Bussan Co. Ltd.	4,200	191,761
Nabtesco Corp.	4,200	104,500
Nachi-Fujikoshi Corp.	300	11,297
Orix JREIT, Inc.	91	163,296
SCREEN Holdings Co. Ltd.	1,200	40,872
Trust Tech, Inc.	5,500	158,031
		1,028,079
Netherlands — 2.6%
BE Semiconductor Industries NV(2)	1,936	43,521
IMCD NV	1,200	97,563
InterXion Holding NV(1)	2,504	184,570
Takeaway.com NV(1)(2)	2,046	180,550
		506,204
Norway — 0.9%
Subsea 7 SA	15,975	176,478
Singapore — 0.5%
Mapletree Industrial Trust	61,800	94,925
Sweden — 5.8%
Biotage AB	8,044	95,053
Elekta AB, B Shares	18,826	244,687
Fabege AB	15,787	236,871
Fastighets AB Balder, B Shares(1)	4,417	143,481
Indutrade AB	7,807	227,615
MIPS AB	9,592	177,123
		1,124,830
Switzerland — 2.1%
Georg Fischer AG	114	96,337
Siegfried Holding AG(1)	276	98,612
Tecan Group AG	654	156,805

7

	Shares	Value
VAT Group AG(1)	450	$48,468
		400,222
Taiwan — 1.0%
Merida Industry Co. Ltd.	35,000	189,754
United Arab Emirates — 0.8%
Network International Holdings plc(1)	21,717	152,654
United Kingdom — 9.4%
Avast plc	31,011	121,248
Aveva Group plc	6,843	320,239
Burford Capital Ltd.	4,710	98,859
Electrocomponents plc	30,450	233,542
Entertainment One Ltd.	38,543	213,221
Ferrexpo plc	35,239	102,781
Fevertree Drinks plc	3,990	134,075
Keywords Studios plc	7,568	164,231
Moneysupermarket.com Group plc	29,299	135,677
Nomad Foods Ltd.(1)	9,120	193,526
Rentokil Initial plc	21,802	103,229
		1,820,628
United States — 45.0%
Aerie Pharmaceuticals, Inc.(1)	2,187	79,651
Aerojet Rocketdyne Holdings, Inc.(1)	4,708	181,635
Amedisys, Inc.(1)	863	96,924
Americold Realty Trust	8,409	263,202
Ares Management Corp., Class A	9,655	248,037
Avalara, Inc.(1)	2,752	186,145
Callon Petroleum Co.(1)(2)	14,108	88,175
CareTrust REIT, Inc.	13,151	319,701
Centennial Resource Development, Inc., Class A(1)	11,083	87,556
Chart Industries, Inc.(1)	2,822	216,250
Chegg, Inc.(1)	6,114	229,030
Churchill Downs, Inc.	2,015	198,639
Clean Harbors, Inc.(1)	2,135	136,896
Coupa Software, Inc.(1)	497	54,277
DMC Global, Inc.	1,481	100,175
EastGroup Properties, Inc.	2,194	243,534
eHealth, Inc.(1)	2,159	152,339
Ensign Group, Inc. (The)	2,664	141,885
Etsy, Inc.(1)	3,356	209,112
Euronet Worldwide, Inc.(1)	1,377	213,490
Fair Isaac Corp.(1)	712	210,681
Five9, Inc.(1)	3,588	184,244
frontdoor, Inc.(1)	4,756	191,239
H&E Equipment Services, Inc.	2,722	66,172
Hamilton Lane, Inc., Class A	5,963	293,141
HEICO Corp.	1,967	239,167
Inphi Corp.(1)	2,429	106,584

8

	Shares	Value
Inspire Medical Systems, Inc.(1)	1,927	$108,818
Insulet Corp.(1)	1,445	158,647
Kemper Corp.	3,381	280,589
Kinsale Capital Group, Inc.	3,771	315,972
Lattice Semiconductor Corp.(1)	4,043	51,750
LendingTree, Inc.(1)(2)	424	159,314
Lumentum Holdings, Inc.(1)	1,066	43,141
Masimo Corp.(1)	1,060	138,584
MGP Ingredients, Inc.(2)	2,391	143,962
MongoDB, Inc.(1)	363	50,943
Monolithic Power Systems, Inc.	553	64,397
NeoGenomics, Inc.(1)	6,956	151,015
NOW, Inc.(1)	7,250	94,467
Ollie's Bargain Outlet Holdings, Inc.(1)	1,369	135,148
ONE Gas, Inc.	1,679	147,013
Paylocity Holding Corp.(1)	1,023	102,525
Planet Fitness, Inc., Class A(1)	2,939	224,745
R1 RCM, Inc.(1)	25,207	295,930
SI-BONE, Inc.(1)	4,621	77,587
Skyline Champion Corp.(1)	3,858	90,239
SVB Financial Group(1)	475	95,665
Teladoc Health, Inc.(1)(2)	2,497	145,126
TopBuild Corp.(1)	3,163	250,731
Trupanion, Inc.(1)(2)	3,056	89,632
World Wrestling Entertainment, Inc., Class A	1,979	143,952
Zendesk, Inc.(1)	2,972	250,391
Zynga, Inc., Class A(1)	32,679	205,551
		8,753,715
TOTAL COMMON STOCKS (Cost $16,913,975)		19,263,263
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $130,030), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $127,508)		127,484
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,581	13,581
TOTAL TEMPORARY CASH INVESTMENTS (Cost $141,065)		141,065
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $537,551)	537,551	537,551
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $17,592,591)		19,941,879
OTHER ASSETS AND LIABILITIES — (2.5)%		(492,362)
TOTAL NET ASSETS — 100.0%		$19,449,517

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.5%
Consumer Discretionary	17.8%
Industrials	15.9%
Health Care	13.4%
Financials	10.3%
Real Estate	8.7%
Consumer Staples	3.4%
Energy	3.2%
Communication Services	2.9%
Materials	2.1%
Utilities	0.8%
Cash and Equivalents*	1.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $878,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $912,059, which includes securities collateral of $374,508.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $17,055,040)	$19,404,328
Investment made with cash collateral received for securities on loan, at value (cost of $537,551)	537,551
Total investment securities, at value (cost of $17,592,591)	19,941,879
Foreign currency holdings, at value (cost of $6,079)	6,098
Receivable for investments sold	512,819
Receivable for capital shares sold	22,161
Dividends and interest receivable	17,026
Securities lending receivable	1,167
Other assets	1,686
20,502,836

Liabilities
Payable for collateral received for securities on loan	537,551
Payable for investments purchased	472,564
Payable for capital shares redeemed	16,193
Accrued management fees	25,169
Distribution and service fees payable	1,842
1,053,319

Net Assets	$19,449,517

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,021,110
Distributable earnings	1,428,407
$19,449,517

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$14,509,408	1,043,811	$13.90
I Class, $0.01 Par Value	$1,015,827	72,584	$14.00
A Class, $0.01 Par Value	$1,540,688	111,751	$13.79*
C Class, $0.01 Par Value	$1,451,380	107,924	$13.45
R Class, $0.01 Par Value	$557,722	40,785	$13.67
R6 Class, $0.01 Par Value	$374,492	26,626	$14.06
*Maximum offering price $14.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,162)	$120,209
Securities lending, net	2,588
Interest	1,430
124,227

Expenses:
Management fees	143,659
Distribution and service fees:
A Class	1,881
C Class	7,108
R Class	1,311
Directors' fees and expenses	267
Other expenses	1,031
155,257

Net investment income (loss)	(31,030)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(270,689)
Foreign currency translation transactions	(43)
(270,732)

Change in net unrealized appreciation (depreciation) on:
Investments	923,588
Translation of assets and liabilities in foreign currencies	336
923,924

Net realized and unrealized gain (loss)	653,192

Net Increase (Decrease) in Net Assets Resulting from Operations	$622,162

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$(31,030)	$(197,702)
Net realized gain (loss)	(270,732)	34,675
Change in net unrealized appreciation (depreciation)	923,924	(1,199,184)
Net increase (decrease) in net assets resulting from operations	622,162	(1,362,211)

Distributions to Shareholders
From earnings:
Investor Class	(244,814)	(529,903)
I Class	(19,145)	(47,681)
A Class	(25,394)	(81,489)
C Class	(24,698)	(77,608)
R Class	(8,586)	(17,910)
R6 Class	(6,072)	(18,878)
Decrease in net assets from distributions	(328,709)	(773,469)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,163,743)	7,815,917

Net increase (decrease) in net assets	(870,290)	5,680,237

Net Assets
Beginning of period	20,319,807	14,639,570
End of period	$19,449,517	$20,319,807

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$537,551	—	—	—	$537,551
Gross amount of recognized liabilities for securities lending transactions					$537,551

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 38% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

16

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.50%	1.30%	1.50%	1.50%	1.50%	1.15%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $16,861,161 and $18,655,430, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		50,000,000
Sold	207,456	$2,796,739	1,046,645	$16,045,693
Issued in reinvestment of distributions	19,659	242,195	36,736	522,899
Redeemed	(293,004)	(3,921,998)	(653,315)	(9,818,276)
	(65,889)	(883,064)	430,066	6,750,316
I Class/Shares Authorized	25,000,000		40,000,000
Sold	1,637	23,727	63,911	971,359
Issued in reinvestment of distributions	1,544	19,145	3,332	47,681
Redeemed	(34,276)	(445,218)	(23,564)	(325,709)
	(31,095)	(402,346)	43,679	693,331
A Class/Shares Authorized	30,000,000		30,000,000
Sold	832	9,923	8,679	128,659
Issued in reinvestment of distributions	2,075	25,394	5,750	81,489
Redeemed	(4)	(50)	(8,474)	(135,368)
	2,903	35,267	5,955	74,780
C Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	351	5,042
Issued in reinvestment of distributions	2,061	24,698	5,556	77,608
Redeemed	—	—	(880)	(12,385)
	2,061	24,698	5,027	70,265
R Class/Shares Authorized	20,000,000		30,000,000
Sold	6,102	81,677	15,498	235,808
Issued in reinvestment of distributions	707	8,586	1,270	17,910
Redeemed	(2,584)	(34,712)	(3,267)	(48,854)
	4,225	55,551	13,501	204,864
R6 Class/Shares Authorized	20,000,000		30,000,000
Sold	146	2,021	258	3,917
Issued in reinvestment of distributions	488	6,072	1,318	18,878
Redeemed	(144)	(1,942)	(29)	(434)
	490	6,151	1,547	22,361
Net increase (decrease)	(87,305)	$(1,163,743)	499,775	$7,815,917

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$627,813	—
Belgium	—	526,941	—
Canada	$104,315	964,322	—
China	151,702	441,687	—
Finland	—	233,767	—
France	—	455,221	—
Germany	—	443,129	—
Hong Kong	—	99,888	—
India	188,820	154,197	—
Indonesia	—	158,438	—
Italy	—	318,322	—
Japan	—	1,028,079	—
Netherlands	184,570	321,634	—
Norway	—	176,478	—
Singapore	—	94,925	—
Sweden	—	1,124,830	—
Switzerland	—	400,222	—
Taiwan	—	189,754	—
United Arab Emirates	—	152,654	—
United Kingdom	193,526	1,627,102	—
Other Countries	8,900,927	—	—
Temporary Cash Investments	13,581	127,484	—
Temporary Cash Investments - Securities Lending Collateral	537,551	—	—
	$10,274,992	$9,666,887	—

19

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$17,838,931
Gross tax appreciation of investments	$2,694,849
Gross tax depreciation of investments	(591,901)
Net tax appreciation (depreciation) of investments	$2,102,948

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had late-year ordinary loss deferrals of $(95,659) and post-October capital loss deferrals of $(367,725), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$13.66	(0.02)	0.49	0.47	(0.23)	$13.90	3.68%	1.51%(4)	(0.23)%(4)	87%	$14,509
2018	$14.80	(0.13)	(0.24)	(0.37)	(0.77)	$13.66	(2.73)%	1.50%	(0.86)%	147%	$15,159
2017	$10.85	(0.06)	4.01	3.95	—	$14.80	36.41%	1.51%	(0.44)%	130%	$10,059
2016(5)	$10.00	(0.03)	0.88	0.85	—	$10.85	8.50%	1.50%(4)	(0.40)%(4)	95%	$2,357
I Class
2019(3)	$13.74	—(6)	0.49	0.49	(0.23)	$14.00	3.74%	1.31%(4)	(0.03)%(4)	87%	$1,016
2018	$14.85	(0.10)	(0.24)	(0.34)	(0.77)	$13.74	(2.50)%	1.30%	(0.66)%	147%	$1,424
2017	$10.86	(0.02)	4.01	3.99	—	$14.85	36.74%	1.31%	(0.24)%	130%	$891
2016(5)	$10.00	(0.01)	0.87	0.86	—	$10.86	8.60%	1.30%(4)	(0.20)%(4)	95%	$652
A Class
2019(3)	$13.57	(0.03)	0.48	0.45	(0.23)	$13.79	3.56%	1.76%(4)	(0.48)%(4)	87%	$1,541
2018	$14.74	(0.17)	(0.23)	(0.40)	(0.77)	$13.57	(2.95)%	1.75%	(1.11)%	147%	$1,477
2017	$10.83	(0.08)	3.99	3.91	—	$14.74	36.10%	1.76%	(0.69)%	130%	$1,517
2016(5)	$10.00	(0.05)	0.88	0.83	—	$10.83	8.30%	1.75%(4)	(0.65)%(4)	95%	$1,083

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$13.29	(0.08)	0.47	0.39	(0.23)	$13.45	3.17%	2.51%(4)	(1.23)%(4)	87%	$1,451
2018	$14.56	(0.28)	(0.22)	(0.50)	(0.77)	$13.29	(3.71)%	2.50%	(1.86)%	147%	$1,407
2017	$10.78	(0.17)	3.95	3.78	—	$14.56	35.06%	2.51%	(1.44)%	130%	$1,468
2016(5)	$10.00	(0.10)	0.88	0.78	—	$10.78	7.80%	2.50%(4)	(1.40)%(4)	95%	$1,078
R Class
2019(3)	$13.48	(0.05)	0.47	0.42	(0.23)	$13.67	3.36%	2.01%(4)	(0.73)%(4)	87%	$558
2018	$14.68	(0.21)	(0.22)	(0.43)	(0.77)	$13.48	(3.18)%	2.00%	(1.36)%	147%	$493
2017	$10.81	(0.11)	3.98	3.87	—	$14.68	35.80%	2.01%	(0.94)%	130%	$338
2016(5)	$10.00	(0.06)	0.87	0.81	—	$10.81	8.10%	2.00%(4)	(0.90)%(4)	95%	$218
R6 Class
2019(3)	$13.79	0.01	0.49	0.50	(0.23)	$14.06	3.79%	1.16%(4)	0.12%(4)	87%	$374
2018	$14.89	(0.08)	(0.25)	(0.33)	(0.77)	$13.79	(2.36)%	1.15%	(0.51)%	147%	$361
2017	$10.87	(0.01)	4.03	4.02	—	$14.89	36.86%	1.16%	(0.09)%	130%	$366
2016(5)	$10.00	—(6)	0.87	0.87	—	$10.87	8.80%	1.15%(4)	(0.05)%(4)	95%	$217

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	March 29, 2016 (fund inception) through November 30, 2016.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 1907

Semiannual Report

May 31, 2019

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
AIA Group Ltd.	3.0%
AstraZeneca plc	2.4%
CSL Ltd.	2.4%
Diageo plc	2.2%
Nestle SA	2.2%
Lonza Group AG	2.1%
Danone SA	2.1%
London Stock Exchange Group plc	2.0%
Keyence Corp.	2.0%
Symrise AG	1.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
Japan	14.2%
United Kingdom	13.0%
Switzerland	11.1%
France	10.2%
Netherlands	6.8%
Germany	6.7%
Australia	4.8%
Sweden	4.8%
China	4.0%
Hong Kong	3.9%
Canada	3.1%
Ireland	3.1%
Other Countries	13.8%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,048.10	$6.03	1.18%
I Class	$1,000	$1,049.70	$5.01	0.98%
Y Class	$1,000	$1,050.60	$4.24	0.83%
A Class	$1,000	$1,047.70	$7.30	1.43%
C Class	$1,000	$1,043.60	$11.11	2.18%
R Class	$1,000	$1,045.30	$8.57	1.68%
R5 Class	$1,000	$1,049.80	$5.01	0.98%
R6 Class	$1,000	$1,050.50	$4.24	0.83%
Hypothetical
Investor Class	$1,000	$1,019.05	$5.94	1.18%
I Class	$1,000	$1,020.05	$4.94	0.98%
Y Class	$1,000	$1,020.79	$4.18	0.83%
A Class	$1,000	$1,017.80	$7.19	1.43%
C Class	$1,000	$1,014.06	$10.95	2.18%
R Class	$1,000	$1,016.56	$8.45	1.68%
R5 Class	$1,000	$1,020.05	$4.94	0.98%
R6 Class	$1,000	$1,020.79	$4.18	0.83%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 4.8%
Atlassian Corp. plc, Class A(1)	47,490	$5,978,041
BHP Group Ltd.	556,760	14,537,942
CSL Ltd.	219,840	31,269,252
Treasury Wine Estates Ltd.	1,059,560	10,967,690
		62,752,925
Austria — 1.0%
Erste Group Bank AG(1)	379,982	13,468,233
Belgium — 1.1%
KBC Group NV	215,420	14,149,201
Brazil — 1.5%
Localiza Rent a Car SA	1,166,896	11,330,098
Magazine Luiza SA	162,400	8,079,130
		19,409,228
Canada — 3.1%
Alimentation Couche-Tard, Inc., B Shares	244,030	14,976,538
Canada Goose Holdings, Inc.(1)	244,460	8,226,079
Canadian Pacific Railway Ltd.	46,340	10,157,360
Nutrien Ltd.	152,510	7,438,191
		40,798,168
China — 4.0%
Alibaba Group Holding Ltd. ADR(1)	109,810	16,390,241
ANTA Sports Products Ltd.	2,044,000	12,467,209
GDS Holdings Ltd. ADR(1)	189,580	6,159,454
TAL Education Group ADR(1)	151,760	5,222,062
Tencent Holdings Ltd.	301,000	12,482,769
		52,721,735
Denmark — 1.8%
Chr Hansen Holding A/S	126,990	13,225,378
DSV A/S	113,632	10,105,831
		23,331,209
Finland — 1.3%
Neste Oyj	519,390	17,506,476
France — 10.2%
Airbus SE	155,310	19,957,331
BNP Paribas SA	113,860	5,189,524
Danone SA	336,810	26,881,548
Dassault Systemes SE	111,060	16,459,284
Edenred	223,170	10,191,491
Kering SA	36,350	18,881,824
Peugeot SA	228,320	5,088,720
TOTAL SA	279,310	14,447,972

6

	Shares	Value
Ubisoft Entertainment SA(1)	67,783	$5,558,373
Vivendi SA	413,520	11,114,203
		133,770,270
Germany — 6.7%
adidas AG	67,860	19,421,362
Aroundtown SA	1,683,810	14,297,178
HUGO BOSS AG	69,970	4,071,310
Infineon Technologies AG	371,870	6,707,862
SAP SE	140,640	17,379,279
Symrise AG	271,490	25,446,326
		87,323,317
Hong Kong — 3.9%
AIA Group Ltd.	4,140,600	38,790,737
Hong Kong Exchanges & Clearing Ltd.	385,400	12,223,269
		51,014,006
Hungary — 0.4%
OTP Bank Nyrt	122,440	5,108,753
India — 0.8%
HDFC Bank Ltd.	283,300	9,869,152
Indonesia — 0.7%
Bank Central Asia Tbk PT	4,353,800	8,871,043
Ireland — 3.1%
CRH plc	532,050	16,644,938
ICON plc(1)	54,820	7,760,319
Kerry Group plc, A Shares	132,660	15,327,924
		39,733,181
Italy — 0.5%
Nexi SpA(1)	726,095	7,057,066
Japan — 14.2%
Fast Retailing Co. Ltd.	24,500	14,172,171
GMO Payment Gateway, Inc.	78,900	5,268,772
Hoya Corp.	256,400	17,744,724
JGC Corp.	548,100	7,251,882
Keyence Corp.	46,600	26,139,279
MonotaRO Co. Ltd.	543,700	11,522,990
Obic Co. Ltd.	94,600	11,357,692
Pan Pacific International Holdings Corp.	295,400	18,192,375
Recruit Holdings Co. Ltd.	682,300	21,768,798
Shiseido Co. Ltd.	271,400	19,468,133
Sysmex Corp.	257,100	17,777,199
Terumo Corp.	536,500	15,166,058
		185,830,073
Netherlands — 6.8%
Adyen NV(1)	16,908	13,595,734
ASML Holding NV	76,740	14,460,430
InterXion Holding NV(1)	261,140	19,248,629
Koninklijke DSM NV	191,680	21,541,604

7

	Shares	Value
Koninklijke KPN NV	3,738,540	$11,429,988
QIAGEN NV(1)	208,665	7,945,963
		88,222,348
New Zealand — 0.9%
a2 Milk Co. Ltd.(1)	1,176,870	11,975,976
Norway — 0.6%
Aker BP ASA	139,504	3,747,131
Subsea 7 SA	410,560	4,535,507
		8,282,638
Russia — 0.9%
Yandex NV, A Shares(1)	310,370	11,148,490
Spain — 1.6%
Cellnex Telecom SA(1)	585,734	20,571,984
Sweden — 4.8%
Atlas Copco AB, A Shares	251,310	6,771,807
Hexagon AB, B Shares	241,810	11,225,811
Lundin Petroleum AB	470,590	12,769,672
Swedish Match AB	338,590	15,293,395
Telefonaktiebolaget LM Ericsson, B Shares	1,725,090	16,650,013
		62,710,698
Switzerland — 11.1%
Alcon, Inc.(1)	136,948	7,964,526
Lonza Group AG(1)	89,090	27,364,851
Nestle SA	288,000	28,603,424
Novartis AG	267,740	22,994,302
Partners Group Holding AG	19,520	13,684,103
Sika AG	99,071	14,705,586
Straumann Holding AG	16,950	13,939,192
Temenos AG(1)	93,150	16,179,243
		145,435,227
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,228,000	9,095,672
United Kingdom — 13.0%
Ashtead Group plc	178,646	4,194,377
Associated British Foods plc	461,843	14,424,241
AstraZeneca plc	427,490	31,545,462
B&M European Value Retail SA	3,367,313	15,032,562
Bunzl plc	251,770	6,738,477
Burberry Group plc	388,400	8,337,135
Diageo plc	696,610	29,283,006
Ferguson plc(1)	98,880	6,386,854
London Stock Exchange Group plc	394,140	26,260,258
Melrose Industries plc	4,555,020	9,416,396
Prudential plc	403,520	8,040,744
Standard Chartered plc (London)	1,204,550	10,479,129
		170,138,641
TOTAL COMMON STOCKS (Cost $1,106,420,070)		1,300,295,710
8

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $3,231,591), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $3,168,910)		$3,168,303
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $341,854), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $335,035)		335,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	535	535
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,503,838)		3,503,838
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,109,923,908)		1,303,799,548
OTHER ASSETS AND LIABILITIES — 0.2%		2,636,000
TOTAL NET ASSETS — 100.0%		$1,306,435,548

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.5%
Health Care	15.4%
Consumer Staples	14.4%
Financials	12.7%
Consumer Discretionary	11.6%
Industrials	10.4%
Materials	8.8%
Communication Services	5.6%
Energy	4.0%
Real Estate	1.1%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,109,923,908)	$1,303,799,548
Foreign currency holdings, at value (cost of $700,464)	702,617
Receivable for investments sold	13,757,630
Receivable for capital shares sold	213,864
Dividends and interest receivable	3,548,252
Other assets	86,884
1,322,108,795

Liabilities
Payable for investments purchased	11,840,867
Payable for capital shares redeemed	2,321,747
Accrued management fees	1,315,947
Distribution and service fees payable	20,569
Accrued foreign taxes	174,117
15,673,247

Net Assets	$1,306,435,548

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,143,685,270
Distributable earnings	162,750,278
$1,306,435,548

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,109,039,341	100,045,459	$11.09
I Class, $0.01 Par Value	$71,234,258	6,473,357	$11.00
Y Class, $0.01 Par Value	$11,382,350	1,034,034	$11.01
A Class, $0.01 Par Value	$70,171,568	6,272,594	$11.19*
C Class, $0.01 Par Value	$3,107,685	287,806	$10.80
R Class, $0.01 Par Value	$5,595,115	494,503	$11.31
R5 Class, $0.01 Par Value	$5,712	519	$11.01
R6 Class, $0.01 Par Value	$35,899,519	3,263,392	$11.00
*Maximum offering price $11.87 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,547,265)	$15,118,531
Interest	55,636
15,174,167

Expenses:
Management fees	7,580,256
Distribution and service fees:
A Class	82,521
C Class	18,103
R Class	13,803
Directors' fees and expenses	18,099
Other expenses	24,788
7,737,570

Net investment income (loss)	7,436,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(17,395,231)
Foreign currency translation transactions	(124,970)
(17,520,201)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(123,588))	71,391,421
Translation of assets and liabilities in foreign currencies	9,432
71,400,853

Net realized and unrealized gain (loss)	53,880,652

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,317,249

 See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$7,436,597	$9,806,107
Net realized gain (loss)	(17,520,201)	109,630,662
Change in net unrealized appreciation (depreciation)	71,400,853	(257,563,094)
Net increase (decrease) in net assets resulting from operations	61,317,249	(138,126,325)

Distributions to Shareholders
From earnings:
Investor Class	(113,411,938)	(76,415,742)
I Class	(6,954,669)	(5,107,583)
Y Class	(673,691)	(2,854)
A Class	(6,300,639)	(4,086,063)
C Class	(380,655)	(324,175)
R Class	(308,126)	(180,431)
R5 Class	(561)	(350)
R6 Class	(3,902,361)	(1,801,202)
Decrease in net assets from distributions	(131,932,640)	(87,918,400)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,505,144	17,365,423

Net increase (decrease) in net assets	(51,110,247)	(208,679,302)

Net Assets
Beginning of period	1,357,545,795	1,566,225,097
End of period	$1,306,435,548	$1,357,545,795

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 20% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.18%
I Class	0.850% to 1.300%	0.98%
Y Class	0.700% to 1.150%	0.83%
A Class	1.050% to 1.500%	1.18%
C Class	1.050% to 1.500%	1.18%
R Class	1.050% to 1.500%	1.18%
R5 Class	0.850% to 1.300%	0.98%
R6 Class	0.700% to 1.150%	0.83%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

15

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,562,127 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $507,215,126 and $610,759,612, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,150,000,000		1,150,000,000
Sold	1,720,844	$18,489,697	6,514,994	$87,319,961
Issued in reinvestment of distributions	11,000,262	110,112,626	5,636,081	74,377,220
Redeemed	(11,848,408)	(131,502,349)	(11,335,729)	(151,348,295)
	872,698	(2,900,026)	815,346	10,348,886
I Class/Shares Authorized	70,000,000		80,000,000
Sold	802,288	8,733,803	2,352,108	31,525,036
Issued in reinvestment of distributions	671,521	6,668,204	375,314	4,920,195
Redeemed	(753,162)	(8,149,492)	(3,575,764)	(46,693,872)
	720,647	7,252,515	(848,342)	(10,248,641)
Y Class/Shares Authorized	30,000,000		25,000,000
Sold	505,815	5,546,693	684,641	8,989,207
Issued in reinvestment of distributions	65,166	646,443	211	2,854
Redeemed	(61,376)	(686,947)	(160,859)	(1,974,982)
	509,605	5,506,189	523,993	7,017,079
A Class/Shares Authorized	70,000,000		70,000,000
Sold	726,968	8,261,177	1,051,613	14,187,925
Issued in reinvestment of distributions	614,961	6,217,253	301,770	4,018,061
Redeemed	(508,604)	(5,606,118)	(1,531,409)	(20,651,991)
	833,325	8,872,312	(178,026)	(2,446,005)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	6,908	70,733	121,747	1,629,831
Issued in reinvestment of distributions	36,374	356,101	23,686	306,426
Redeemed	(126,990)	(1,365,204)	(276,249)	(3,605,194)
	(83,708)	(938,370)	(130,816)	(1,668,937)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	277,956	2,821,530	67,863	926,078
Issued in reinvestment of distributions	28,116	287,906	12,462	167,835
Redeemed	(80,012)	(917,808)	(69,684)	(948,193)
	226,060	2,191,628	10,641	145,720
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	57	561	26	350
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	534,068	5,749,383	2,069,352	27,346,479
Issued in reinvestment of distributions	392,562	3,894,212	137,501	1,801,202
Redeemed	(918,395)	(10,123,260)	(1,122,461)	(14,930,710)
	8,235	(479,665)	1,084,392	14,216,971
Net increase (decrease)	3,086,919	$19,505,144	1,277,214	$17,365,423

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$5,978,041	$56,774,884	—
Canada	8,226,079	32,572,089	—
China	27,771,757	24,949,978	—
Ireland	7,760,319	31,972,862	—
Netherlands	27,194,592	61,027,756	—
Russia	11,148,490	—	—
Other Countries	—	1,004,918,863	—
Temporary Cash Investments	535	3,503,303	—
	$88,079,813	$1,215,719,735	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

18

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,112,163,746
Gross tax appreciation of investments	$220,182,739
Gross tax depreciation of investments	(28,546,937)
Net tax appreciation (depreciation) of investments	$191,635,802

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had post-October capital loss deferrals of $(15,431,943), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.83	0.06	0.39	0.45	(0.12)	(1.07)	(1.19)	$11.09	4.81%	1.18%(4)	1.13%(4)	39%	$1,109,039
2018	$13.80	0.08	(1.28)	(1.20)	(0.13)	(0.64)	(0.77)	$11.83	(9.23)%	1.17%	0.62%	69%	$1,173,094
2017	$10.56	0.10	3.19	3.29	(0.05)	—	(0.05)	$13.80	31.32%	1.17%	0.80%	57%	$1,357,353
2016	$12.25	0.09	(1.10)	(1.01)	(0.06)	(0.62)	(0.68)	$10.56	(8.59)%	1.18%	0.83%	70%	$1,229,531
2015	$13.40	0.07	(0.34)	(0.27)	(0.08)	(0.80)	(0.88)	$12.25	(1.86)%	1.17%	0.62%	62%	$1,432,784
2014	$13.78	0.10	—(5)	0.10	(0.20)	(0.28)	(0.48)	$13.40	0.80%	1.18%	0.74%	75%	$1,521,655
I Class
2019(3)	$11.76	0.07	0.39	0.46	(0.15)	(1.07)	(1.22)	$11.00	4.97%	0.98%(4)	1.33%(4)	39%	$71,234
2018	$13.74	0.10	(1.28)	(1.18)	(0.16)	(0.64)	(0.80)	$11.76	(9.12)%	0.97%	0.82%	69%	$67,677
2017	$10.51	0.13	3.17	3.30	(0.07)	—	(0.07)	$13.74	31.64%	0.97%	1.00%	57%	$90,679
2016	$12.19	0.11	(1.09)	(0.98)	(0.08)	(0.62)	(0.70)	$10.51	(8.40)%	0.98%	1.03%	70%	$59,236
2015	$13.33	0.10	(0.34)	(0.24)	(0.10)	(0.80)	(0.90)	$12.19	(1.63)%	0.97%	0.82%	62%	$70,422
2014	$13.73	0.14	(0.03)	0.11	(0.23)	(0.28)	(0.51)	$13.33	0.91%	0.98%	0.94%	75%	$138,527
Y Class
2019(3)	$11.78	0.09	0.37	0.46	(0.16)	(1.07)	(1.23)	$11.01	5.06%	0.83%(4)	1.48%(4)	39%	$11,382
2018	$13.75	0.15	(1.30)	(1.15)	(0.18)	(0.64)	(0.82)	$11.78	(8.95)%	0.82%	0.97%	69%	$6,177
2017(6)	$11.48	0.09	2.18	2.27	—	—	—	$13.75	19.77%	0.82%(4)	1.14%(4)	57%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$11.91	0.05	0.40	0.45	(0.10)	(1.07)	(1.17)	$11.19	4.77%	1.43%(4)	0.88%(4)	39%	$70,172
2018	$13.88	0.05	(1.29)	(1.24)	(0.09)	(0.64)	(0.73)	$11.91	(9.45)%	1.42%	0.37%	69%	$64,784
2017	$10.63	0.06	3.22	3.28	(0.03)	—	(0.03)	$13.88	30.88%	1.42%	0.55%	57%	$77,983
2016	$12.32	0.06	(1.09)	(1.03)	(0.04)	(0.62)	(0.66)	$10.63	(8.73)%	1.43%	0.58%	70%	$108,847
2015	$13.48	0.07	(0.37)	(0.30)	(0.06)	(0.80)	(0.86)	$12.32	(2.13)%	1.42%	0.37%	62%	$141,175
2014	$13.86	0.07	(0.01)	0.06	(0.16)	(0.28)	(0.44)	$13.48	0.49%	1.43%	0.49%	75%	$301,164
C Class
2019(3)	$11.49	—(5)	0.39	0.39	(0.01)	(1.07)	(1.08)	$10.80	4.36%	2.18%(4)	0.13%(4)	39%	$3,108
2018	$13.42	(0.04)	(1.25)	(1.29)	—	(0.64)	(0.64)	$11.49	(10.12)%	2.17%	(0.38)%	69%	$4,268
2017	$10.33	(0.03)	3.12	3.09	—	—	—	$13.42	29.91%	2.17%	(0.20)%	57%	$6,743
2016	$12.04	(0.02)	(1.07)	(1.09)	—	(0.62)	(0.62)	$10.33	(9.43)%	2.18%	(0.17)%	70%	$6,743
2015	$13.22	(0.05)	(0.33)	(0.38)	—	(0.80)	(0.80)	$12.04	(2.81)%	2.17%	(0.38)%	62%	$10,402
2014	$13.58	(0.03)	(0.02)	(0.05)	(0.03)	(0.28)	(0.31)	$13.22	(0.29)%	2.18%	(0.26)%	75%	$10,129
R Class
2019(3)	$12.02	0.04	0.39	0.43	(0.07)	(1.07)	(1.14)	$11.31	4.53%	1.68%(4)	0.63%(4)	39%	$5,595
2018	$14.00	0.02	(1.30)	(1.28)	(0.06)	(0.64)	(0.70)	$12.02	(9.68)%	1.67%	0.12%	69%	$3,226
2017	$10.72	0.03	3.25	3.28	—	—	—	$14.00	30.60%	1.67%	0.30%	57%	$3,609
2016	$12.43	0.04	(1.12)	(1.08)	(0.01)	(0.62)	(0.63)	$10.72	(9.00)%	1.68%	0.33%	70%	$3,090
2015	$13.59	0.02	(0.35)	(0.33)	(0.03)	(0.80)	(0.83)	$12.43	(2.31)%	1.67%	0.12%	62%	$3,313
2014	$13.96	0.03	(0.01)	0.02	(0.11)	(0.28)	(0.39)	$13.59	0.25%	1.68%	0.24%	75%	$2,195

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$11.77	0.07	0.39	0.46	(0.15)	(1.07)	(1.22)	$11.01	4.98%	0.98%(4)	1.33%(4)	39%	$6
2018	$13.73	0.11	(1.27)	(1.16)	(0.16)	(0.64)	(0.80)	$11.77	(9.03)%	0.97%	0.82%	69%	$5
2017(6)	$11.48	0.08	2.17	2.25	—	—	—	$13.73	19.60%	0.97%(4)	0.99%(4)	57%(7)	$6
R6 Class
2019(3)	$11.77	0.08	0.38	0.46	(0.16)	(1.07)	(1.23)	$11.00	5.05%	0.83%(4)	1.48%(4)	39%	$35,900
2018	$13.75	0.14	(1.29)	(1.15)	(0.19)	(0.64)	(0.83)	$11.77	(8.93)%	0.82%	0.97%	69%	$38,315
2017	$10.53	0.15	3.16	3.31	(0.09)	—	(0.09)	$13.75	31.68%	0.82%	1.15%	57%	$29,846
2016	$12.20	0.14	(1.10)	(0.96)	(0.09)	(0.62)	(0.71)	$10.53	(8.19)%	0.83%	1.18%	70%	$37,903
2015	$13.34	0.11	(0.33)	(0.22)	(0.12)	(0.80)	(0.92)	$12.20	(1.50)%	0.82%	0.97%	62%	$48,887
2014	$13.74	0.13	—(5)	0.13	(0.25)	(0.28)	(0.53)	$13.34	1.10%	0.83%	1.09%	75%	$8,411

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through November 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 1907

Semiannual Report

May 31, 2019

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Rheinmetall AG	1.7%
Aveva Group plc	1.7%
Intermediate Capital Group plc	1.7%
Seven Group Holdings Ltd.	1.5%
WNS Holdings Ltd. ADR	1.5%
Globant SA	1.4%
Electrocomponents plc	1.4%
InterXion Holding NV	1.3%
Elekta AB, B Shares	1.2%
HomeServe plc	1.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.0%
Temporary Cash Investments - Securities Lending Collateral	3.7%
Other Assets and Liabilities	(3.3)%

Investments by Country	% of net assets
United Kingdom	17.4%
Japan	17.3%
Canada	6.5%
Australia	5.9%
Sweden	5.1%
China	5.1%
France	4.9%
Germany	4.7%
Netherlands	4.2%
Taiwan	3.4%
India	3.4%
Switzerland	2.7%
Italy	2.5%
Other Countries	15.5%
Cash and Equivalents*	1.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.30	$7.48	1.49%
I Class	$1,000	$1,014.20	$6.48	1.29%
A Class	$1,000	$1,011.90	$8.73	1.74%
C Class	$1,000	$1,009.60	$12.48	2.49%
R Class	$1,000	$1,011.70	$9.98	1.99%
Hypothetical
Investor Class	$1,000	$1,017.50	$7.49	1.49%
I Class	$1,000	$1,018.50	$6.49	1.29%
A Class	$1,000	$1,016.26	$8.75	1.74%
C Class	$1,000	$1,012.52	$12.49	2.49%
R Class	$1,000	$1,015.01	$10.00	1.99%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Argentina — 1.4%
Globant SA(1)	83,271	$7,730,880
Australia — 5.9%
Afterpay Touch Group Ltd.(1)(2)	252,702	4,191,557
ALS Ltd.	526,023	2,582,852
Breville Group Ltd.	91,838	1,071,967
Cleanaway Waste Management Ltd.	2,769,878	4,276,685
Northern Star Resources Ltd.	539,520	3,667,028
Saracen Mineral Holdings Ltd.(1)	1,081,856	2,422,890
Seven Group Holdings Ltd.(2)	660,426	8,546,772
WiseTech Global Ltd.(2)	361,481	6,067,426
		32,827,177
Belgium — 1.9%
Argenx SE(1)(2)	33,954	4,201,224
Galapagos NV(1)(2)	54,966	6,246,844
		10,448,068
Brazil — 1.8%
Azul SA ADR(1)	108,934	3,242,965
Cia de Locacao das Americas	275,500	3,123,637
Notre Dame Intermedica Participacoes SA	334,400	3,494,030
		9,860,632
Canada — 6.5%
ATS Automation Tooling Systems, Inc.(1)	226,640	3,414,021
Badger Daylighting Ltd.	191,400	6,770,371
Canada Goose Holdings, Inc.(1)	121,942	4,103,348
Descartes Systems Group, Inc. (The)(1)	125,026	5,014,545
FirstService Corp.	47,226	4,279,900
Gibson Energy, Inc.	256,442	4,185,492
Hudbay Minerals, Inc.	392,440	1,927,939
Kirkland Lake Gold Ltd.	192,746	6,666,821
		36,362,437
China — 5.1%
A-Living Services Co. Ltd., H Shares(2)	2,826,500	4,163,075
Baozun, Inc. ADR(1)	111,119	4,359,198
Bosideng International Holdings Ltd.	7,936,000	1,968,984
GDS Holdings Ltd. ADR(1)(2)	175,450	5,700,371
Li Ning Co. Ltd.(1)	4,120,000	6,801,417
Zhongsheng Group Holdings Ltd.	2,139,000	5,372,891
		28,365,936
Finland — 1.8%
Konecranes Oyj	188,308	6,449,638

6

	Shares	Value
Valmet Oyj	164,972	$3,801,046
		10,250,684
France — 4.9%
Alten SA	27,759	2,813,334
Euronext NV	46,411	3,299,339
Gaztransport Et Technigaz SA	49,846	4,528,957
Korian SA	162,762	6,483,634
Maisons du Monde SA	33,642	672,700
Rubis SCA	27,378	1,365,712
SOITEC(1)	60,681	5,101,713
Solutions 30 SE(1)	322,306	3,191,627
		27,457,016
Germany — 4.7%
Carl Zeiss Meditec AG	33,031	3,106,076
Isra Vision AG	88,996	3,238,706
MorphoSys AG(1)	32,151	3,107,951
Rheinmetall AG	90,570	9,638,651
Sixt SE	44,578	4,523,405
Stroeer SE & Co. KGaA	41,187	2,757,354
		26,372,143
Hong Kong — 1.1%
Ausnutria Dairy Corp. Ltd.	920,000	1,688,727
Melco International Development Ltd.	2,174,000	4,343,120
		6,031,847
India — 3.4%
Bata India Ltd.	321,190	6,104,395
Jubilant Foodworks Ltd.	237,279	4,465,728
WNS Holdings Ltd. ADR(1)	149,572	8,277,314
		18,847,437
Indonesia — 0.8%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	24,041,700	4,800,390
Ireland — 0.5%
Dalata Hotel Group plc	493,665	2,921,693
Israel — 0.8%
Kornit Digital Ltd.(1)	150,398	4,266,791
Italy — 2.5%
Amplifon SpA	272,721	6,043,944
FinecoBank Banca Fineco SpA	517,233	5,343,664
Salvatore Ferragamo SpA	124,907	2,597,349
		13,984,957
Japan — 17.3%
Adastria Co. Ltd.	276,500	6,786,169
Ain Holdings, Inc.	52,200	3,992,017
Anritsu Corp.	182,400	2,868,965
Cosmos Pharmaceutical Corp.	9,800	1,548,252
Fancl Corp.	180,000	4,838,470
GMO Payment Gateway, Inc.	58,000	3,873,115

7

	Shares	Value
KH Neochem Co. Ltd.	201,500	$5,381,577
Kobe Bussan Co. Ltd.	140,600	6,419,422
Lasertec Corp.	99,400	3,426,689
Modec, Inc.	108,300	2,696,510
Nabtesco Corp.	141,200	3,513,194
Nachi-Fujikoshi Corp.	5,200	195,816
Nihon Kohden Corp.	107,200	3,062,283
Nihon M&A Center, Inc.	200,200	4,972,940
Orix JREIT, Inc.	2,473	4,437,707
Pigeon Corp.	68,800	2,585,369
Pressance Corp.	300,200	3,771,715
Raksul, Inc.(1)	72,000	3,082,432
Rengo Co. Ltd.	499,100	3,964,599
Sawai Pharmaceutical Co. Ltd.	29,100	1,498,182
SCREEN Holdings Co. Ltd.	35,700	1,215,940
SCSK Corp.	89,300	4,314,483
SHO-BOND Holdings Co. Ltd.	64,500	4,458,854
Solasto Corp.	172,000	1,512,188
Tadano Ltd.	307,300	2,944,644
Tokyo Base Co. Ltd.(1)	340,700	2,535,443
Trust Tech, Inc.	175,100	5,031,137
Yume No Machi Souzou Iinkai Co. Ltd.	120,900	1,489,388
		96,417,500
Netherlands — 4.2%
ASR Nederland NV	142,075	5,379,163
BE Semiconductor Industries NV(2)	104,103	2,340,232
IMCD NV	36,146	2,938,752
InterXion Holding NV(1)	96,052	7,079,993
Takeaway.com NV(1)(2)	64,458	5,688,134
		23,426,274
Norway — 1.9%
Subsea 7 SA	588,414	6,500,282
TGS NOPEC Geophysical Co. ASA	164,656	4,119,470
		10,619,752
Poland — 0.5%
Dino Polska SA(1)	88,968	2,881,710
Portugal — 0.7%
NOS SGPS SA	665,378	4,197,188
South Korea — 1.2%
Fila Korea Ltd.	101,002	6,581,598
Sweden — 5.1%
Elekta AB, B Shares	532,221	6,917,442
Fabege AB	341,507	5,124,031
Fastighets AB Balder, B Shares(1)	22,024	715,529
Indutrade AB	220,896	6,440,273
Loomis AB, B Shares	107,169	3,468,695

8

	Shares	Value
Thule Group AB	258,252	$5,887,219
		28,553,189
Switzerland — 2.7%
Georg Fischer AG	4,611	3,896,582
Siegfried Holding AG(1)	8,044	2,874,051
Tecan Group AG	23,857	5,720,018
VAT Group AG(1)	25,646	2,762,254
		15,252,905
Taiwan — 3.4%
Airtac International Group	303,000	3,099,400
ASMedia Technology, Inc.	206,000	3,644,219
Chailease Holding Co. Ltd.	1,120,220	4,106,594
Merida Industry Co. Ltd.	995,000	5,394,436
Nien Made Enterprise Co. Ltd.	373,000	2,702,970
		18,947,619
Turkey — 0.5%
Ulker Biskuvi Sanayi AS	868,489	2,841,391
United Arab Emirates — 0.6%
Network International Holdings plc(1)	481,414	3,383,969
United Kingdom — 17.4%
Abcam plc	186,185	3,350,228
Avast plc	927,208	3,625,228
Aveva Group plc	205,121	9,599,266
B&M European Value Retail SA	1,131,961	5,053,369
Burford Capital Ltd.	203,135	4,263,615
Dechra Pharmaceuticals plc	123,754	4,264,657
Electrocomponents plc	988,045	7,578,010
Entertainment One Ltd.	500,376	2,768,087
Ferrexpo plc	1,033,916	3,015,610
Fevertree Drinks plc	148,495	4,989,844
Grafton Group plc	508,273	5,471,969
HomeServe plc	448,081	6,826,406
Intermediate Capital Group plc	559,570	9,310,575
Keywords Studios plc	172,367	3,740,486
Moneysupermarket.com Group plc	921,511	4,267,311
Nomad Foods Ltd.(1)	284,884	6,045,238
Rentokil Initial plc	622,027	2,945,209
Rotork plc	1,150,128	4,181,464
SSP Group plc	324,143	2,747,671
UNITE Group plc (The)	240,084	2,874,637
		96,918,880
TOTAL COMMON STOCKS (Cost $517,999,488)		550,550,063

9

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $4,886,316), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $4,791,540)		$4,790,622
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $517,808), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $507,053)		507,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	111,813	111,813
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,409,435)		5,409,435
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $20,634,292)	20,634,292	20,634,292
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $544,043,215)		576,593,790
OTHER ASSETS AND LIABILITIES — (3.3)%		(18,524,333)
TOTAL NET ASSETS — 100.0%		$558,069,457

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.3%
Information Technology	19.3%
Consumer Discretionary	17.8%
Health Care	11.1%
Consumer Staples	6.8%
Financials	6.5%
Materials	4.8%
Energy	4.0%
Real Estate	3.1%
Communication Services	1.7%
Utilities	0.2%
Cash and Equivalents*	1.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,121,898. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $29,568,129, which includes securities collateral of $8,933,837.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $523,408,923)	$555,959,498
Investment made with cash collateral received for securities on loan, at value (cost of $20,634,292)	20,634,292
Total investment securities, at value (cost of $544,043,215)	576,593,790
Foreign currency holdings, at value (cost of $199,797)	200,295
Receivable for investments sold	2,530,725
Receivable for capital shares sold	72,540
Dividends and interest receivable	1,361,767
Securities lending receivable	10,648
Other assets	160,019
580,929,784

Liabilities
Payable for collateral received for securities on loan	20,634,292
Payable for investments purchased	1,402,674
Payable for capital shares redeemed	140,774
Accrued management fees	679,244
Distribution and service fees payable	3,343
22,860,327

Net Assets	$558,069,457

Net Assets Consist of:
Capital (par value and paid-in surplus)	$553,698,252
Distributable earnings	4,371,205
$558,069,457

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$478,113,413	52,343,772	$9.13
I Class, $0.01 Par Value	$70,837,135	7,673,261	$9.23
A Class, $0.01 Par Value	$6,039,742	667,011	$9.05*
C Class, $0.01 Par Value	$1,461,689	168,462	$8.68
R Class, $0.01 Par Value	$1,617,478	180,326	$8.97
*Maximum offering price $9.60 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $436,658)	$3,984,437
Securities lending, net	26,905
Interest	18,062
4,029,404

Expenses:
Management fees	2,344,258
Distribution and service fees:
A Class	8,377
C Class	6,771
R Class	3,606
Directors' fees and expenses	3,599
Other expenses	15,639
2,382,250
Fees waived(1)	(10,913)
2,371,337

Net investment income (loss)	1,658,067

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(23,711,442)
Foreign currency translation transactions	(128,842)
(23,840,284)

Change in net unrealized appreciation (depreciation) on:
Investments	14,394,763
Translation of assets and liabilities in foreign currencies	12,080
14,406,843

Net realized and unrealized gain (loss)	(9,433,441)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,775,374)

(1)	Amount consists of $7,246, $3,101, $410, $75 and $81 for Investor Class, I Class, A Class, C Class and R Class, respectively.

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$1,658,067	$200,958
Net realized gain (loss)	(23,840,284)	3,045,274
Change in net unrealized appreciation (depreciation)	14,406,843	(38,683,493)
Net increase (decrease) in net assets resulting from operations	(7,775,374)	(35,437,261)

Distributions to Shareholders
From earnings:
Investor Class	(4,040,078)	(15,648,809)
I Class	(1,741,335)	(1,327,425)
A Class	(235,473)	(1,166,105)
C Class	(37,726)	(206,063)
R Class	(37,055)	(86,554)
Decrease in net assets from distributions	(6,091,667)	(18,434,956)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	376,828,632	58,663,854

Net increase (decrease) in net assets	362,961,591	4,791,637

Net Assets
Beginning of period	195,107,866	190,316,229
End of period	$558,069,457	$195,107,866

 See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$20,634,292	—	—	—	$20,634,292
Gross amount of recognized liabilities for securities lending transactions					$20,634,292

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From December 1, 2018 through March 21, 2019, the investment advisor agreed to waive 0.02% of the fund's management fee. Effective March 22, 2019, the investment advisor terminated the waiver and decreased the annual management fee by 0.20%.

16

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2019 are as follows:

	Management Fee Schedule Range*	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	1.200% to 1.550%	1.49%	1.48%
I Class	1.000% to 1.350%	1.29%	1.28%
A Class	1.200% to 1.550%	1.49%	1.48%
C Class	1.200% to 1.550%	1.49%	1.48%
R Class	1.200% to 1.550%	1.49%	1.48%
*Prior to March 22, 2019, the management fee schedule range was 1.400% to 1.550% for Investor Class, A Class, C Class and R Class and 1.200% to 1.350% for I Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $702,532 and $266,476, respectively. The effect of interfund transactions on the Statement of Operations was $23,668 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $257,654,481 and $276,783,406, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	340,000,000		180,000,000
Sold	1,165,016	$10,615,882	6,497,321	$74,175,520
Issued in connection with reorganization (Note 9)	40,955,922	383,355,227	—	—
Issued in reinvestment of distributions	451,144	3,798,635	1,361,687	15,058,764
Redeemed	(4,276,192)	(38,865,503)	(7,504,994)	(82,714,974)
	38,295,890	358,904,241	354,014	6,519,310
I Class/Shares Authorized	80,000,000		50,000,000
Sold	3,112,143	29,167,473	6,668,295	75,104,632
Issued in connection with reorganization (Note 9)	421,079	3,982,794	—	—
Issued in reinvestment of distributions	199,378	1,694,714	116,500	1,312,375
Redeemed	(1,699,877)	(15,443,094)	(2,016,478)	(22,295,992)
	2,032,723	19,401,887	4,768,317	54,121,015
A Class/Shares Authorized	40,000,000		40,000,000
Sold	121,692	1,113,876	438,179	4,956,079
Issued in connection with reorganization (Note 9)	177,679	1,649,159	—	—
Issued in reinvestment of distributions	27,875	233,036	105,230	1,155,579
Redeemed	(540,018)	(4,907,746)	(749,566)	(8,232,465)
	(212,772)	(1,911,675)	(206,157)	(2,120,807)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	2,791	24,289	87,658	947,875
Issued in connection with reorganization (Note 9)	51,598	459,815	—	—
Issued in reinvestment of distributions	4,318	34,674	18,225	193,355
Redeemed	(49,475)	(426,305)	(160,969)	(1,683,628)
	9,232	92,473	(55,086)	(542,398)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	39,399	351,997	70,738	783,772
Issued in connection with reorganization (Note 9)	15,327	140,954	—	—
Issued in reinvestment of distributions	4,470	37,055	7,945	86,554
Redeemed	(21,004)	(188,300)	(16,675)	(183,592)
	38,192	341,706	62,008	686,734
Net increase (decrease)	40,163,265	$376,828,632	4,923,096	$58,663,854

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$7,730,880	—	—
Brazil	3,242,965	$6,617,667	—
Canada	4,103,348	32,259,089	—
China	10,059,569	18,306,367	—
India	8,277,314	10,570,123	—
Israel	4,266,791	—	—
Netherlands	7,079,993	16,346,281	—
United Kingdom	6,045,238	90,873,642	—
Other Countries	—	324,770,796	—
Temporary Cash Investments	111,813	5,297,622	—
Temporary Cash Investments - Securities Lending Collateral	20,634,292	—	—
	$71,552,203	$505,041,587	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

19

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$549,779,687
Gross tax appreciation of investments	$49,316,169
Gross tax depreciation of investments	(22,502,066)
Net tax appreciation (depreciation) of investments	$26,814,103

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had post-October capital loss deferrals of $(2,602,576), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Reorganization

On December 4, 2018, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of International Discovery Fund, one fund in a series issued by the corporation, were transferred to International Opportunities Fund in exchange for shares of International Opportunities Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of International Opportunities Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 22, 2019.

The reorganization was accomplished by a tax free exchange of shares. On March 22, 2019, International Discovery Fund exchanged its shares for shares of International Opportunities Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
International Discovery Fund – Investor Class	28,522,874	International Opportunities Fund – Investor Class	40,955,922
International Discovery Fund – I Class	292,253	International Opportunities Fund – I Class	421,079
International Discovery Fund – A Class	126,350	International Opportunities Fund – A Class	177,679
International Discovery Fund – C Class	36,343	International Opportunities Fund – C Class	51,598
International Discovery Fund – R Class	10,698	International Opportunities Fund – R Class	15,327

The net assets of International Discovery Fund and International Opportunities Fund immediately before the reorganization were $389,587,949 and $193,535,172, respectively. International Discovery Fund's unrealized appreciation of $8,083,173 was combined with that of International Opportunities Fund. Immediately after the reorganization, the combined net assets were $583,123,121.

Assuming the reorganization had been completed on December 1, 2018, the beginning of the annual reporting period, the pro forma results of operations for the period ended May 31, 2019 are as follows:

Net investment income (loss)	$611,688
Net realized and unrealized gain (loss)	11,982,563
Net increase (decrease) in net assets resulting from operations	$12,594,251

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of International Discovery Fund that have been included in the fund’s Statement of Operations since March 22, 2019.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.33	0.01	0.09	0.10	(0.05)	(0.25)	(0.30)	$9.13	1.33%	1.49%(4)	1.50%(4)	0.95%(4)	0.94%(4)	74%	$478,113
2018	$11.94	0.01	(1.51)	(1.50)	(0.06)	(1.05)	(1.11)	$9.33	(13.98)%	1.48%	1.62%	0.07%	(0.07)%	140%	$131,043
2017	$8.49	(0.01)	3.46	3.45	—(5)	—	—(5)	$11.94	40.69%	1.53%	1.73%	(0.11)%	(0.31)%	124%	$163,540
2016	$9.08	(0.01)	(0.36)	(0.37)	(0.08)	(0.14)	(0.22)	$8.49	(4.14)%	1.54%	1.74%	(0.07)%	(0.27)%	130%	$108,184
2015	$8.92	(0.03)	0.58	0.55	(0.02)	(0.37)	(0.39)	$9.08	6.67%	1.51%	1.71%	(0.33)%	(0.53)%	152%	$128,450
2014	$9.20	0.01	(0.26)	(0.25)	(0.03)	—	(0.03)	$8.92	(2.77)%	1.55%	1.75%	0.11%	(0.09)%	128%	$123,835
I Class
2019(3)	$9.44	0.03	0.08	0.11	(0.07)	(0.25)	(0.32)	$9.23	1.42%	1.29%(4)	1.30%(4)	1.15%(4)	1.14%(4)	74%	$70,837
2018	$12.07	0.04	(1.54)	(1.50)	(0.08)	(1.05)	(1.13)	$9.44	(13.81)%	1.28%	1.42%	0.27%	0.13%	140%	$53,224
2017	$8.58	0.02	3.49	3.51	(0.02)	—	(0.02)	$12.07	41.01%	1.33%	1.53%	0.09%	(0.11)%	124%	$10,529
2016	$9.18	0.01	(0.38)	(0.37)	(0.09)	(0.14)	(0.23)	$8.58	(4.05)%	1.34%	1.54%	0.13%	(0.07)%	130%	$6,674
2015	$9.02	(0.01)	0.58	0.57	(0.04)	(0.37)	(0.41)	$9.18	6.82%	1.31%	1.51%	(0.13)%	(0.33)%	152%	$6,685
2014	$9.29	0.03	(0.27)	(0.24)	(0.03)	—	(0.03)	$9.02	(2.58)%	1.35%	1.55%	0.31%	0.11%	128%	$4,491

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.24	—(5)	0.09	0.09	(0.03)	(0.25)	(0.28)	$9.05	1.19%	1.74%(4)	1.75%(4)	0.70%(4)	0.69%(4)	74%	$6,040
2018	$11.84	(0.02)	(1.50)	(1.52)	(0.03)	(1.05)	(1.08)	$9.24	(14.25)%	1.73%	1.87%	(0.18)%	(0.32)%	140%	$8,131
2017	$8.43	(0.03)	3.44	3.41	—	—	—	$11.84	40.45%	1.78%	1.98%	(0.36)%	(0.56)%	124%	$12,855
2016	$9.03	(0.03)	(0.37)	(0.40)	(0.06)	(0.14)	(0.20)	$8.43	(4.47)%	1.79%	1.99%	(0.32)%	(0.52)%	130%	$14,156
2015	$8.88	(0.05)	0.58	0.53	(0.01)	(0.37)	(0.38)	$9.03	6.48%	1.76%	1.96%	(0.58)%	(0.78)%	152%	$19,796
2014	$9.18	(0.01)	(0.27)	(0.28)	(0.02)	—	(0.02)	$8.88	(3.06)%	1.80%	2.00%	(0.14)%	(0.34)%	128%	$14,683
C Class
2019(3)	$8.86	(0.03)	0.10	0.07	—	(0.25)	(0.25)	$8.68	0.96%	2.49%(4)	2.50%(4)	(0.05)%(4)	(0.06)%(4)	74%	$1,462
2018	$11.44	(0.10)	(1.43)	(1.53)	—	(1.05)	(1.05)	$8.86	(14.93)%	2.48%	2.62%	(0.93)%	(1.07)%	140%	$1,411
2017	$8.21	(0.11)	3.34	3.23	—	—	—	$11.44	39.46%	2.53%	2.73%	(1.11)%	(1.31)%	124%	$2,453
2016	$8.81	(0.09)	(0.36)	(0.45)	(0.01)	(0.14)	(0.15)	$8.21	(5.17)%	2.54%	2.74%	(1.07)%	(1.27)%	130%	$1,579
2015	$8.73	(0.12)	0.57	0.45	—(5)	(0.37)	(0.37)	$8.81	5.59%	2.51%	2.71%	(1.33)%	(1.53)%	152%	$1,479
2014	$9.07	(0.08)	(0.26)	(0.34)	—	—	—	$8.73	(3.75)%	2.55%	2.75%	(0.89)%	(1.09)%	128%	$713

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$9.14	(0.01)	0.10	0.09	(0.01)	(0.25)	(0.26)	$8.97	1.17%	1.99%(4)	2.00%(4)	0.45%(4)	0.44%(4)	74%	$1,617
2018	$11.72	(0.05)	(1.48)	(1.53)	—(5)	(1.05)	(1.05)	$9.14	(14.46)%	1.98%	2.12%	(0.43)%	(0.57)%	140%	$1,300
2017	$8.37	(0.06)	3.41	3.35	—	—	—	$11.72	40.02%	2.03%	2.23%	(0.61)%	(0.81)%	124%	$939
2016	$8.97	(0.05)	(0.37)	(0.42)	(0.04)	(0.14)	(0.18)	$8.37	(4.69)%	2.04%	2.24%	(0.57)%	(0.77)%	130%	$658
2015	$8.85	(0.07)	0.57	0.50	(0.01)	(0.37)	(0.38)	$8.97	6.09%	2.01%	2.21%	(0.83)%	(1.03)%	152%	$654
2014	$9.15	(0.04)	(0.25)	(0.29)	(0.01)	—	(0.01)	$8.85	(3.15)%	2.05%	2.25%	(0.39)%	(0.59)%	128%	$583

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 1907

Semiannual Report

May 31, 2019

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Trade Tensions Tempered Stock Gains

Sharp sell-offs opened and closed the six-month reporting period, with a rally in the middle. Mounting investors’ concerns about slowing global economic and earnings growth, U.S.-China trade tensions, falling oil prices and rising U.S. interest rates triggered the December 2018 sell-off. Despite signs that global growth was slowing, the Federal Reserve (Fed) raised interest rates in December, its fourth rate hike of the year. Investors feared this rate increase combined with the Fed’s bullish 2019 rate-hike outlook were too aggressive, further fueling the sell-off.

The new year brought a renewed sense of stability to the global financial markets and a new round of risk-on investing. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Central banks in Europe and Japan continued to pursue dovish policies, and the Fed ended its rate-hike strategy amid moderating global growth and inflation. Additionally, equity valuations appeared attractive following the late-2018 stock market sell-off.

Investor sentiment took another U-turn in May. Heightened U.S.-China trade tensions and a new round of tariffs threatened global growth. Global oil prices plunged, contributing to the unrest. Then, late in the month, U.K. Prime Minister Theresa May’s resignation reignited fears of a no-deal Brexit. Against this backdrop, investors fled global stocks in favor of perceived safe-haven assets.

Despite the steep sell-offs in December and May, global stocks held onto modest gains for the entire six-month period. Non-U.S. stocks generally outperformed U.S. stocks. Among non-U.S. stocks, developed markets broadly outperformed emerging markets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth data, trade conflicts, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Royal Dutch Shell plc, B Shares	4.2%
HSBC Holdings plc	2.7%
GlaxoSmithKline plc	2.2%
Rio Tinto plc	2.1%
BHP Group plc	1.9%
Australia & New Zealand Banking Group Ltd.	1.8%
Allianz SE	1.7%
Zurich Insurance Group AG	1.6%
Toyota Motor Corp.	1.5%
Novartis AG	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.3%
Exchange-Traded Funds	2.0%
Rights	—*
Total Equity Exposure	98.3%
Temporary Cash Investments	0.7%
Temporary Cash Investments - Securities Lending Collateral	1.6%
Other Assets and Liabilities	(0.6)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	20.9%
Japan	19.5%
France	10.1%
Switzerland	6.6%
Germany	6.0%
Australia	4.7%
Spain	4.4%
Hong Kong	4.3%
Netherlands	3.4%
Italy	3.2%
Singapore	2.9%
Norway	2.3%
Other Countries	8.0%
Exchange-Traded Funds*	2.0%
Cash and Equivalents**	1.7%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$984.90	$6.73	1.36%
I Class	$1,000	$986.00	$5.74	1.16%
A Class	$1,000	$983.30	$7.96	1.61%
C Class	$1,000	$979.30	$11.65	2.36%
R Class	$1,000	$982.80	$9.19	1.86%
R6 Class	$1,000	$986.60	$5.00	1.01%
Hypothetical
Investor Class	$1,000	$1,018.15	$6.84	1.36%
I Class	$1,000	$1,019.15	$5.84	1.16%
A Class	$1,000	$1,016.90	$8.10	1.61%
C Class	$1,000	$1,013.16	$11.85	2.36%
R Class	$1,000	$1,015.66	$9.35	1.86%
R6 Class	$1,000	$1,019.90	$5.09	1.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.3%
Australia — 4.7%
Australia & New Zealand Banking Group Ltd.	35,849	$691,817
CIMIC Group Ltd.	5,629	175,886
Commonwealth Bank of Australia	5,000	271,669
Fortescue Metals Group Ltd.	10,472	58,043
JB Hi-Fi Ltd.(1)	4,135	80,374
Santos Ltd.	9,726	45,330
Super Retail Group Ltd.(1)	23,343	149,495
Telstra Corp. Ltd.	77,079	195,052
Westpac Banking Corp.	8,279	157,630
		1,825,296
Belgium — 0.4%
KBC Group NV	1,171	76,914
Solvay SA	1,000	93,546
		170,460
Brazil — 0.9%
Cia Siderurgica Nacional SA ADR	17,600	73,392
JBS SA	21,800	120,835
Petroleo Brasileiro SA ADR	8,700	112,926
Vale SA ADR	2,800	34,916
		342,069
China — 1.5%
China Construction Bank Corp., H Shares	90,000	71,015
CITIC Ltd.	119,000	161,260
Industrial & Commercial Bank of China Ltd., H Shares	163,000	116,176
Lenovo Group Ltd.	142,000	98,395
Weichai Power Co. Ltd., H Shares	97,000	146,978
		593,824
Denmark — 0.4%
Carlsberg A/S, B Shares	1,200	157,491
France — 10.1%
Air France-KLM(2)	15,300	132,227
AXA SA	4,750	116,840
BNP Paribas SA(1)	8,647	394,114
Carrefour SA	14,872	279,355
CNP Assurances	15,572	333,625
Dassault Systemes SE	800	118,561
Eiffage SA	1,165	111,262
Engie SA(1)	9,442	131,652
Kering SA	456	236,867
L'Oreal SA	1,030	276,423
Lagardere SCA	10,801	262,401

6

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	520	$197,022
Metropole Television SA	2,358	42,410
Orange SA	3,844	60,082
Peugeot SA	16,227	361,662
Sanofi	3,254	262,790
TOTAL SA	10,961	566,984
		3,884,277
Germany — 6.0%
Allianz SE	2,962	657,902
BASF SE	1,750	115,553
Bayer AG	1,746	102,985
Daimler AG	1,900	98,575
Deutsche Telekom AG	26,028	439,317
Dialog Semiconductor plc(2)	2,800	89,036
Hamburger Hafen und Logistik AG	2,198	52,197
HOCHTIEF AG	600	71,254
HUGO BOSS AG	408	23,740
Merck KGaA	550	53,120
MTU Aero Engines AG	690	149,195
RTL Group SA	988	47,175
RWE AG	11,104	277,363
Siltronic AG	1,650	113,233
		2,290,645
Hong Kong — 4.3%
BOC Hong Kong Holdings Ltd.	26,500	101,521
Champion REIT	42,000	34,149
CK Asset Holdings Ltd.	10,000	72,159
CLP Holdings Ltd.	30,500	344,813
Hong Kong Exchanges & Clearing Ltd.	2,000	63,432
Kerry Properties Ltd.	18,000	68,223
Link REIT	29,500	353,651
Sands China Ltd.	55,600	251,105
Swire Properties Ltd.	21,000	86,380
Wharf Holdings Ltd. (The)	105,000	267,997
		1,643,430
India — 0.4%
Indiabulls Housing Finance Ltd.	4,485	50,618
Tata Power Co. Ltd. (The)	86,624	85,638
		136,256
Ireland — 0.2%
Bank of Ireland Group plc	15,940	84,936
Israel — 1.0%
Bank Leumi Le-Israel BM	12,240	82,089
Mizrahi Tefahot Bank Ltd.(2)	3,510	76,732
Nice Ltd.(2)	600	83,714
Wix.com Ltd.(2)	900	123,606
		366,141

7

	Shares	Value
Italy — 3.2%
Eni SpA	31,553	$476,007
EXOR NV	5,200	325,907
Fiat Chrysler Automobiles NV	11,200	142,619
Unipol Gruppo SpA	40,400	185,951
UnipolSai Assicurazioni SpA(1)	40,900	99,544
		1,230,028
Japan — 19.5%
Astellas Pharma, Inc.	17,700	236,750
Bandai Namco Holdings, Inc.	1,000	49,108
Brother Industries Ltd.	12,600	213,757
Chugai Pharmaceutical Co. Ltd.	2,000	133,281
Daiwa Securities Group, Inc.	28,800	125,761
Eisai Co. Ltd.	2,500	146,630
FANUC Corp.	1,400	236,003
Honda Motor Co. Ltd.	7,600	187,332
Hoya Corp.	3,000	207,622
Isuzu Motors Ltd.	22,300	243,411
KDDI Corp.	16,400	421,234
Kirin Holdings Co. Ltd.	2,800	60,731
Marubeni Corp.	34,700	217,798
Mazda Motor Corp.	8,000	77,630
Mebuki Financial Group, Inc.	87,200	218,863
Mitsubishi Chemical Holdings Corp.	33,700	220,358
Mitsubishi Corp.	5,800	150,721
Mitsubishi UFJ Financial Group, Inc.	57,400	264,842
Mitsui & Co. Ltd.	7,200	110,787
Mizuho Financial Group, Inc.	104,600	147,574
Nikon Corp.	11,700	159,782
Nippon Telegraph & Telephone Corp.	3,800	170,049
NTT DOCOMO, Inc.	11,600	266,115
Oji Holdings Corp.	10,000	51,464
ORIX Corp.	20,800	292,902
Sawai Pharmaceutical Co. Ltd.	2,500	128,710
Shionogi & Co. Ltd.	3,000	163,378
Shizuoka Bank Ltd. (The)	38,100	299,597
Sony Corp.	3,200	153,917
Sumitomo Chemical Co. Ltd.	24,500	105,250
Sumitomo Mitsui Financial Group, Inc.	7,500	260,760
Suzuken Co. Ltd.	2,200	134,994
Suzuki Motor Corp.	7,200	342,952
Takeda Pharmaceutical Co., Ltd.	8,600	289,914
Teijin Ltd.	8,900	144,750
Tokyo Electric Power Co. Holdings, Inc.(2)	32,700	167,799
Toyota Motor Corp.	9,800	577,281
Trend Micro, Inc.	2,000	89,772

8

	Shares	Value
TS Tech Co. Ltd.	1,600	$39,016
		7,508,595
Netherlands — 3.4%
ABN AMRO Group NV CVA	15,390	324,804
ASR Nederland NV	6,987	264,538
Coca-Cola European Partners plc	5,497	304,534
ING Groep NV	6,962	75,158
Koninklijke Ahold Delhaize NV(1)	3,937	88,470
NN Group NV	6,236	236,541
		1,294,045
New Zealand — 0.8%
a2 Milk Co. Ltd.(2)	15,991	164,912
Spark New Zealand Ltd.	57,422	143,087
		307,999
Norway — 2.3%
Aker BP ASA	1,300	34,919
Equinor ASA	21,725	415,209
Salmar ASA	2,331	106,504
Telenor ASA	15,273	313,825
		870,457
Portugal — 0.7%
EDP - Energias de Portugal SA	78,979	286,825
Singapore — 2.9%
CapitaLand Commercial Trust	55,000	77,276
ComfortDelGro Corp. Ltd.	146,800	262,905
Oversea-Chinese Banking Corp. Ltd.	38,700	297,834
Singapore Technologies Engineering Ltd.	38,600	109,873
United Overseas Bank Ltd.	20,500	350,470
		1,098,358
South Korea — 1.2%
Daelim Industrial Co. Ltd.	1,471	127,642
Hanwha Corp.	2,339	50,095
Samsung Electronics Co. Ltd.	5,133	182,208
Shinhan Financial Group Co. Ltd.	2,188	81,678
		441,623
Spain — 4.4%
Banco Bilbao Vizcaya Argentaria SA	61,533	333,864
Banco Santander SA	111,194	489,800
Iberdrola SA	37,200	346,052
Mapfre SA	90,093	264,423
Telefonica SA	32,300	258,619
		1,692,758
Sweden — 0.4%
Lundin Petroleum AB	5,763	156,382
Switzerland — 6.6%
Logitech International SA	6,286	228,975
Nestle SA	3,114	309,275

9

	Shares	Value
Novartis AG	6,683	$573,956
Roche Holding AG	1,340	351,644
Swisscom AG	734	351,284
UBS Group AG(2)	9,016	103,722
Zurich Insurance Group AG	1,929	625,009
		2,543,865
Taiwan — 0.1%
Taiwan High Speed Rail Corp.	39,000	53,609
United Kingdom — 20.9%
3i Group plc	28,554	378,742
Aggreko plc	15,050	147,525
Anglo American plc	18,498	443,897
BHP Group plc	32,623	735,092
BP plc	72,841	494,015
British American Tobacco plc	5,028	174,541
Evraz plc	37,410	278,604
GlaxoSmithKline plc	43,956	848,784
HSBC Holdings plc	125,123	1,020,815
Legal & General Group plc	124,595	404,748
Lloyds Banking Group plc	180,478	130,275
Marks & Spencer Group plc	28,386	80,368
Rio Tinto plc	14,113	810,782
Royal Bank of Scotland Group plc	56,400	152,198
Royal Dutch Shell plc, B Shares	51,568	1,607,955
Sage Group plc (The)	12,700	120,095
Segro plc	4,174	36,786
Tate & Lyle plc	14,394	131,517
Vodafone Group plc	19,226	31,373
		8,028,112
TOTAL COMMON STOCKS (Cost $38,643,989)		37,007,481
EXCHANGE-TRADED FUNDS — 2.0%
iShares China Large-Cap ETF	3,600	145,332
iShares MSCI EAFE ETF	5,984	379,386
iShares MSCI Japan ETF	4,550	239,876
TOTAL EXCHANGE-TRADED FUNDS (Cost $796,748)		764,594
RIGHTS†
United Kingdom†
Marks & Spencer Group plc(2) (Cost $—)	5,677	2,799

10

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $249,242), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $244,408)		$244,361
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,032	26,032
TOTAL TEMPORARY CASH INVESTMENTS (Cost $270,393)		270,393
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $627,410)	627,410	627,410
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $40,338,540)		38,672,677
OTHER ASSETS AND LIABILITIES — (0.6)%		(225,655)
TOTAL NET ASSETS — 100.0%		$38,447,022

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.1%
Energy	10.2%
Health Care	9.3%
Consumer Discretionary	8.9%
Materials	8.2%
Communication Services	7.9%
Industrials	6.6%
Consumer Staples	5.6%
Utilities	4.1%
Information Technology	3.8%
Real Estate	2.6%
Exchange-Traded Funds	2.0%
Cash and Equivalents*	1.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $840,401. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $886,036, which includes securities collateral of $258,626.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $39,711,130)	$38,045,267
Investment made with cash collateral received for securities on loan, at value (cost of $627,410)	627,410
Total investment securities, at value (cost of $40,338,540)	38,672,677
Foreign currency holdings, at value (cost of $27,065)	27,149
Receivable for investments sold	17,532
Receivable for capital shares sold	64,391
Dividends and interest receivable	460,317
Securities lending receivable	2,042
39,244,108

Liabilities
Payable for collateral received for securities on loan	627,410
Payable for investments purchased	112,742
Payable for capital shares redeemed	14,603
Accrued management fees	39,138
Distribution and service fees payable	3,193
797,086

Net Assets	$38,447,022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$45,819,241
Distributable earnings	(7,372,219)
$38,447,022

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$9,798,543	1,358,470	$7.21
I Class, $0.01 Par Value	$11,576,010	1,606,137	$7.21
A Class, $0.01 Par Value	$6,942,410	957,930	$7.25*
C Class, $0.01 Par Value	$1,604,552	223,128	$7.19
R Class, $0.01 Par Value	$514,392	71,337	$7.21
R6 Class, $0.01 Par Value	$8,011,115	1,111,320	$7.21
*Maximum offering price $7.69 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $90,217)	$1,114,625
Interest	4,394
Securities lending, net	2,916
1,121,935

Expenses:
Management fees	235,340
Distribution and service fees:
A Class	9,106
C Class	9,240
R Class	1,505
Directors' fees and expenses	567
Other expenses	13,747
269,505

Net investment income (loss)	852,430

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,373,702)
Foreign currency translation transactions	(5,865)
(2,379,567)

Change in net unrealized appreciation (depreciation) on:
Investments	715,095
Translation of assets and liabilities in foreign currencies	1,522
716,617

Net realized and unrealized gain (loss)	(1,662,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(810,520)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$852,430	$2,031,756
Net realized gain (loss)	(2,379,567)	(3,943,589)
Change in net unrealized appreciation (depreciation)	716,617	(6,080,549)
Net increase (decrease) in net assets resulting from operations	(810,520)	(7,992,382)

Distributions to Shareholders
From earnings:
Investor Class	(403,529)	(466,849)
I Class	(357,536)	(130,916)
A Class	(258,329)	(291,034)
C Class	(49,480)	(92,919)
R Class	(19,023)	(17,238)
R6 Class	(577,763)	(1,634,209)
Decrease in net assets from distributions	(1,665,660)	(2,633,165)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,551,866)	(23,922,935)

Net increase (decrease) in net assets	(7,028,046)	(34,548,482)

Net Assets
Beginning of period	45,475,068	80,023,550
End of period	$38,447,022	$45,475,068

 See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with

16

provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$627,410	—	—	—	$627,410
Gross amount of recognized liabilities for securities lending transactions					$627,410

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 13% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Value Fund, one fund in a series issued by the corporation.

17

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.300%	1.29%
I Class	0.900% to 1.100%	1.09%
A Class	1.100% to 1.300%	1.29%
C Class	1.100% to 1.300%	1.29%
R Class	1.100% to 1.300%	1.29%
R6 Class	0.750% to 0.950%	0.94%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.07% for the period ended May 31, 2019.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $15,232,368 and $20,459,495, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		50,000,000
Sold	101,016	$745,660	349,891	$3,016,186
Issued in reinvestment of distributions	53,047	390,556	51,815	453,754
Redeemed	(241,246)	(1,804,084)	(562,468)	(4,769,274)
	(87,183)	(667,868)	(160,762)	(1,299,334)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	753,794	5,650,420	1,127,653	9,376,389
Issued in reinvestment of distributions	48,412	357,536	14,677	128,532
Redeemed	(171,724)	(1,279,465)	(631,878)	(5,193,026)
	630,482	4,728,491	510,452	4,311,895
A Class/Shares Authorized	30,000,000		30,000,000
Sold	21,582	163,522	94,780	825,130
Issued in reinvestment of distributions	34,759	257,913	33,039	290,590
Redeemed	(100,450)	(751,677)	(222,639)	(1,886,645)
	(44,109)	(330,242)	(94,820)	(770,925)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	9,194	69,688	11,233	97,411
Issued in reinvestment of distributions	6,595	48,966	10,599	92,411
Redeemed	(87,751)	(650,121)	(202,952)	(1,661,909)
	(71,962)	(531,467)	(181,120)	(1,472,087)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	8,005	59,262	38,009	327,715
Issued in reinvestment of distributions	2,572	18,972	1,967	17,188
Redeemed	(27,848)	(213,219)	(11,530)	(99,229)
	(17,271)	(134,985)	28,446	245,674
R6 Class/Shares Authorized	45,000,000		70,000,000
Sold	370,421	2,745,677	1,459,293	12,482,479
Issued in reinvestment of distributions	79,224	577,763	186,520	1,634,209
Redeemed	(1,499,033)	(10,939,235)	(4,700,312)	(39,054,846)
	(1,049,388)	(7,615,795)	(3,054,499)	(24,938,158)
Net increase (decrease)	(639,431)	$(4,551,866)	(2,952,303)	$(23,922,935)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

19

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$649,374	$36,358,107	—
Exchange-Traded Funds	764,594	—	—
Rights	—	2,799	—
Temporary Cash Investments	26,032	244,361	—
Temporary Cash Investments - Securities Lending Collateral	627,410	—	—
	$2,067,410	$36,605,267	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$40,453,309
Gross tax appreciation of investments	$1,757,431
Gross tax depreciation of investments	(3,538,063)
Net tax appreciation (depreciation) of investments	$(1,780,632)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had accumulated short-term capital losses of $(3,410,549) and accumulated long-term capital losses of $(503,884), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$7.61	0.15	(0.26)	(0.11)	(0.29)	$7.21	(1.51)%	1.36%(4)	4.10%(4)	37%	$9,799
2018	$8.96	0.21	(1.27)	(1.06)	(0.29)	$7.61	(12.25)%	1.30%	2.56%	80%	$11,008
2017	$7.40	0.21	1.51	1.72	(0.16)	$8.96	23.59%	1.30%	2.47%	101%	$14,398
2016	$7.83	0.20	(0.45)	(0.25)	(0.18)	$7.40	(3.15)%	1.31%	2.86%	76%	$13,810
2015	$8.91	0.22	(0.97)	(0.75)	(0.33)	$7.83	(8.56)%	1.31%	2.70%	77%	$20,945
2014	$8.97	0.32	(0.19)	0.13	(0.19)	$8.91	1.38%	1.30%	3.55%	89%	$19,068
I Class
2019(3)	$7.62	0.18	(0.28)	(0.10)	(0.31)	$7.21	(1.40)%	1.16%(4)	4.30%(4)	37%	$11,576
2018	$8.97	0.22	(1.26)	(1.04)	(0.31)	$7.62	(12.05)%	1.10%	2.76%	80%	$7,434
2017	$7.41	0.23	1.51	1.74	(0.18)	$8.97	23.86%	1.10%	2.67%	101%	$4,173
2016	$7.84	0.22	(0.45)	(0.23)	(0.20)	$7.41	(2.99)%	1.11%	3.06%	76%	$7,300
2015	$8.92	0.28	(1.01)	(0.73)	(0.35)	$7.84	(8.37)%	1.11%	2.90%	77%	$7,798
2014	$8.96	0.38	(0.23)	0.15	(0.19)	$8.92	1.67%	1.10%	3.75%	89%	$513

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$7.64	0.14	(0.26)	(0.12)	(0.27)	$7.25	(1.67)%	1.61%(4)	3.85%(4)	37%	$6,942
2018	$8.99	0.19	(1.27)	(1.08)	(0.27)	$7.64	(12.43)%	1.55%	2.31%	80%	$7,651
2017	$7.41	0.17	1.55	1.72	(0.14)	$8.99	23.45%	1.55%	2.22%	101%	$9,857
2016	$7.85	0.18	(0.45)	(0.27)	(0.17)	$7.41	(3.46)%	1.56%	2.61%	76%	$11,029
2015	$8.93	0.20	(0.97)	(0.77)	(0.31)	$7.85	(8.77)%	1.56%	2.45%	77%	$14,838
2014	$9.01	0.30	(0.20)	0.10	(0.18)	$8.93	1.08%	1.55%	3.30%	89%	$15,423
C Class
2019(3)	$7.54	0.11	(0.26)	(0.15)	(0.20)	$7.19	(2.07)%	2.36%(4)	3.10%(4)	37%	$1,605
2018	$8.87	0.13	(1.26)	(1.13)	(0.20)	$7.54	(13.04)%	2.30%	1.56%	80%	$2,224
2017	$7.33	0.12	1.51	1.63	(0.09)	$8.87	22.41%	2.30%	1.47%	101%	$4,225
2016	$7.78	0.13	(0.46)	(0.33)	(0.12)	$7.33	(4.21)%	2.31%	1.86%	76%	$3,774
2015	$8.85	0.13	(0.95)	(0.82)	(0.25)	$7.78	(9.39)%	2.31%	1.70%	77%	$3,502
2014	$8.97	0.23	(0.19)	0.04	(0.16)	$8.85	0.41%	2.30%	2.55%	89%	$2,301
R Class
2019(3)	$7.58	0.12	(0.25)	(0.13)	(0.24)	$7.21	(1.72)%	1.86%(4)	3.60%(4)	37%	$514
2018	$8.93	0.18	(1.29)	(1.11)	(0.24)	$7.58	(12.74)%	1.80%	2.06%	80%	$672
2017	$7.36	0.16	1.52	1.68	(0.11)	$8.93	23.09%	1.80%	1.97%	101%	$537
2016	$7.80	0.18	(0.47)	(0.29)	(0.15)	$7.36	(3.68)%	1.81%	2.36%	76%	$448
2015	$8.87	0.18	(0.96)	(0.78)	(0.29)	$7.80	(8.95)%	1.81%	2.20%	77%	$387
2014	$8.97	0.28	(0.21)	0.07	(0.17)	$8.87	0.78%	1.80%	3.05%	89%	$479

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$7.63	0.15	(0.25)	(0.10)	(0.32)	$7.21	(1.34)%	1.01%(4)	4.45%(4)	37%	$8,011
2018	$8.98	0.26	(1.29)	(1.03)	(0.32)	$7.63	(11.91)%	0.95%	2.91%	80%	$16,485
2017	$7.42	0.23	1.52	1.75	(0.19)	$8.98	24.06%	0.95%	2.82%	101%	$46,833
2016	$7.85	0.23	(0.45)	(0.22)	(0.21)	$7.42	(2.87)%	0.96%	3.21%	76%	$23,378
2015	$8.93	0.23	(0.95)	(0.72)	(0.36)	$7.85	(8.22)%	0.96%	3.05%	77%	$31,418
2014	$8.96	0.33	(0.17)	0.16	(0.19)	$8.93	1.83%	0.95%	3.90%	89%	$562

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

 See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 1907

Semiannual Report

May 31, 2019

NT Emerging Markets Fund
G Class (ACLKX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Alibaba Group Holding Ltd. ADR	4.6%
Samsung Electronics Co. Ltd.	3.4%
Naspers Ltd., N Shares	2.8%
HDFC Bank Ltd.	2.7%
Novatek PJSC GDR	2.6%
Fila Korea Ltd.	2.4%
Banco Bradesco SA ADR	2.0%
CNOOC Ltd.	2.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.4%
Warrants	—*
Total Equity Exposure	100.4%
Temporary Cash Investments	1.0%
Temporary Cash Investments - Securities Lending Collateral	0.6%
Other Assets and Liabilities	(2.0)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	32.1%
South Korea	11.5%
India	9.8%
Taiwan	9.2%
Brazil	8.4%
South Africa	6.3%
Russia	5.0%
Indonesia	3.8%
Thailand	3.7%
Mexico	3.5%
Other Countries	7.1%
Cash and Equivalents*	(0.4)%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,031.60	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.93	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.4%
Brazil — 8.4%
B3 SA - Brasil Bolsa Balcao	760,200	$7,077,080
Banco Bradesco SA ADR	919,465	8,606,192
Localiza Rent a Car SA	532,039	5,165,888
Lojas Renner SA	502,040	5,629,470
Magazine Luiza SA	105,500	5,248,450
Pagseguro Digital Ltd., Class A(1)	136,197	4,361,028
		36,088,108
China — 32.1%
Alibaba Group Holding Ltd. ADR(1)	132,712	19,808,593
Anhui Conch Cement Co. Ltd., H Shares	927,000	5,397,388
Baozun, Inc. ADR(1)	119,317	4,680,806
Brilliance China Automotive Holdings Ltd.	4,900,000	4,970,588
China Construction Bank Corp., H Shares	10,369,000	8,181,748
China Education Group Holdings Ltd.(2)	2,063,000	3,172,004
China Gas Holdings Ltd.	1,027,400	3,297,276
China Overseas Land & Investment Ltd.	606,000	2,098,222
CIFI Holdings Group Co. Ltd.	5,908,000	3,520,736
CNOOC Ltd.	5,221,000	8,487,947
CRRC Corp. Ltd., H Shares	3,161,000	2,707,690
GDS Holdings Ltd. ADR(1)	170,199	5,529,766
Geely Automobile Holdings Ltd.	793,000	1,295,581
Haier Electronics Group Co. Ltd.	1,010,000	2,564,158
Industrial & Commercial Bank of China Ltd., H Shares	11,535,095	8,221,434
Kweichow Moutai Co. Ltd., A Shares	16,600	2,127,015
KWG Group Holdings Ltd.(1)	1,146,500	1,147,019
Li Ning Co. Ltd.(1)	2,015,000	3,326,421
New Oriental Education & Technology Group, Inc. ADR(1)	65,347	5,596,971
Ping An Insurance Group Co. of China Ltd., H Shares	672,500	7,403,541
Shenzhou International Group Holdings Ltd.	323,600	3,804,554
TAL Education Group ADR(1)	158,140	5,441,597
Tencent Holdings Ltd.	599,800	24,874,302
		137,655,357
Colombia — 0.5%
Bancolombia SA ADR	42,264	1,985,140
Czech Republic — 0.5%
Moneta Money Bank AS	645,132	2,105,969
Egypt — 0.7%
Commercial International Bank Egypt S.A.E.	358,685	1,535,992
Commercial International Bank Egypt S.A.E. GDR	373,255	1,507,893
		3,043,885
Hungary — 0.8%
OTP Bank Nyrt	84,394	3,521,301

4

	Shares	Value
India — 9.8%
Bajaj Finance Ltd.	49,351	$2,454,497
Bata India Ltd.	246,194	4,679,054
Bharat Financial Inclusion Ltd.(1)	393,762	5,653,318
Godrej Consumer Products Ltd.	95,534	942,956
HDFC Bank Ltd.	335,973	11,704,090
Indraprastha Gas Ltd.	504,679	2,439,467
Jubilant Foodworks Ltd.	229,652	4,322,183
Larsen & Toubro Ltd.	118,596	2,665,557
Nestle India Ltd.	17,810	2,934,180
Tata Consultancy Services Ltd.	137,473	4,332,110
		42,127,412
Indonesia — 3.8%
Astra International Tbk PT	5,179,800	2,700,227
Bank Rakyat Indonesia Persero Tbk PT	25,922,500	7,437,412
Telekomunikasi Indonesia Persero Tbk PT	22,302,300	6,088,376
		16,226,015
Mexico — 3.5%
America Movil SAB de CV, Class L ADR	343,138	4,814,226
Grupo Aeroportuario del Centro Norte SAB de CV	737,092	4,456,682
Wal-Mart de Mexico SAB de CV	2,002,485	5,634,903
		14,905,811
Peru — 1.3%
Credicorp Ltd.	25,656	5,741,813
Philippines — 1.4%
Ayala Land, Inc.	6,372,900	6,047,507
Russia — 5.0%
Novatek PJSC GDR	54,570	11,141,980
Sberbank of Russia PJSC ADR (London)	324,450	4,652,099
Yandex NV, A Shares(1)	157,939	5,673,169
		21,467,248
South Africa — 6.3%
Capitec Bank Holdings Ltd.	69,090	6,255,198
Discovery Ltd.	260,161	2,474,952
Foschini Group Ltd. (The)	220,061	2,672,050
Kumba Iron Ore Ltd.	129,950	3,937,932
Naspers Ltd., N Shares	52,856	11,848,082
		27,188,214
South Korea — 11.5%
CJ Logistics Corp.(1)(2)	42,502	5,684,735
Cosmax, Inc.(2)	44,476	4,167,533
Doosan Infracore Co. Ltd.(1)	302,829	1,661,313
Fila Korea Ltd.	156,783	10,216,457
Hotel Shilla Co. Ltd.	33,427	2,640,850
Hyundai Heavy Industries Co. Ltd.(1)	37,239	3,658,371
Orion Corp/Republic of Korea	33,416	2,408,591
POSCO Chemical Co. Ltd.(2)	47,744	2,174,201

5

	Shares	Value
Samsung Electro-Mechanics Co. Ltd.(2)	26,431	$2,094,473
Samsung Electronics Co. Ltd.	413,992	14,695,656
		49,402,180
Taiwan — 9.2%
Chailease Holding Co. Ltd.	1,950,960	7,151,988
Chroma ATE, Inc.	873,000	3,574,196
Globalwafers Co. Ltd.	123,000	1,179,186
President Chain Store Corp.	243,000	2,311,282
Taiwan Cement Corp.	2,852,400	3,867,520
Taiwan Cement Corp. Preference Shares(1)	142,847	234,921
Taiwan Semiconductor Manufacturing Co. Ltd.	2,861,774	21,196,870
		39,515,963
Thailand — 3.7%
Airports of Thailand PCL	1,069,800	2,121,177
CP ALL PCL	1,839,100	4,632,630
Kasikornbank PCL NVDR	467,600	2,756,404
Minor International PCL	1,954,900	2,397,148
Muangthai Capital PCL	2,184,700	3,707,344
		15,614,703
Turkey — 0.5%
BIM Birlesik Magazalar AS	148,418	2,030,472
United Arab Emirates — 0.8%
First Abu Dhabi Bank PJSC	890,219	3,588,178
United Kingdom — 0.6%
NMC Health plc(2)	95,183	2,718,176
TOTAL COMMON STOCKS (Cost $359,030,832)		430,973,452
WARRANTS†
Thailand†
Minor International PCL(1) (Cost $—)	97,745	3
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $3,991,633), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $3,914,210)		3,913,460
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $422,290), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $414,043)		414,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,905	2,905
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,330,365)		4,330,365
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,619,395)	2,619,395	2,619,395
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $365,980,592)		437,923,215
OTHER ASSETS AND LIABILITIES — (2.0)%		(8,765,839)
TOTAL NET ASSETS — 100.0%		$429,157,376

6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.5%
Consumer Discretionary	25.0%
Information Technology	13.2%
Communication Services	9.6%
Industrials	6.5%
Consumer Staples	6.4%
Energy	4.6%
Materials	3.6%
Real Estate	3.0%
Utilities	1.4%
Health Care	0.6%
Cash and Equivalents*	(0.4)%
*Includes temporary cash investments, temporary cash investments - securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,994,049. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $6,381,148, which includes securities collateral of $3,761,753.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $363,361,197)	$435,303,820
Investment made with cash collateral received for securities on loan, at value (cost of $2,619,395)	2,619,395
Total investment securities, at value (cost of $365,980,592)	437,923,215
Foreign currency holdings, at value (cost of $74,288)	74,353
Dividends and interest receivable	885,037
Securities lending receivable	11,463
Other assets	36,659
438,930,727

Liabilities
Payable for collateral received for securities on loan	2,619,395
Payable for investments purchased	272,138
Payable for capital shares redeemed	6,881,818
9,773,351

Net Assets	$429,157,376

G Class Capital Shares, $0.01 Par Value
Shares authorized	425,000,000
Shares outstanding	40,642,681

Net Asset Value Per Share	$10.56

Net Assets Consist of:
Capital (par value and paid-in surplus)	$366,847,729
Distributable earnings	62,309,647
$429,157,376

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $284,904)	$2,849,931
Interest	60,892
Securities lending, net	24,743
2,935,566

Expenses:
Management fees	1,964,610
Directors' fees and expenses	6,017
Other expenses	4,178
1,974,805
Fees waived	(1,964,610)
10,195

Net investment income (loss)	2,925,371

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(9,370,348)
Foreign currency translation transactions	(199,508)
(9,569,856)

Change in net unrealized appreciation (depreciation) on:
Investments	20,441,817
Translation of assets and liabilities in foreign currencies	3,835
20,445,652

Net realized and unrealized gain (loss)	10,875,796

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,801,167

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$2,925,371	$7,969,662
Net realized gain (loss)	(9,569,856)	30,175,004
Change in net unrealized appreciation (depreciation)	20,445,652	(98,668,819)
Net increase (decrease) in net assets resulting from operations	13,801,167	(60,524,153)

Distributions to Shareholders
From earnings	(36,104,267)	(52,688,830)

Capital Share Transactions
Proceeds from shares sold	86,691,302	83,983,869
Proceeds from reinvestment of distributions	36,104,267	52,688,830
Payments for shares redeemed	(74,313,275)	(101,975,535)
Net increase (decrease) in net assets from capital share transactions	48,482,294	34,697,164

Net increase (decrease) in net assets	26,179,194	(78,515,819)

Net Assets
Beginning of period	402,978,182	481,494,001
End of period	$429,157,376	$402,978,182

Transactions in Shares of the Fund
Sold	7,921,462	6,690,534
Issued in reinvestment of distributions	3,643,216	3,988,864
Redeemed	(6,929,018)	(7,781,471)
Net increase (decrease) in shares of the fund	4,635,660	2,897,927

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its securities.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities

12

loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,619,395	—	—	—	$2,619,395
Gross amount of recognized liabilities for securities lending transactions					$2,619,395

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.90%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended May 31, 2019 was 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $157,209 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $152,985,107 and $135,475,022, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

13

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$12,967,220	$23,120,888	—
China	41,057,733	96,597,624	—
Colombia	1,985,140	—	—
Mexico	4,814,226	10,091,585	—
Peru	5,741,813	—	—
Russia	5,673,169	15,794,079	—
Other Countries	—	213,129,975	—
Warrants	—	3	—
Temporary Cash Investments	2,905	4,327,460	—
Temporary Cash Investments - Securities Lending Collateral	2,619,395	—	—
	$74,861,601	$363,061,614	—
6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$367,587,137
Gross tax appreciation of investments	$91,306,922
Gross tax depreciation of investments	(20,970,844)
Net tax appreciation (depreciation) of investments	$70,336,078

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had post-October capital loss deferrals of $(1,374,985), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$11.19	0.07	0.22	0.29	(0.15)	(0.77)	(0.92)	$10.56	3.16%	0.00%(4)(5)	0.90%(4)	1.34%(4)	0.44%(4)	31%	$429,157
2018	$14.54	0.23	(2.00)	(1.77)	(0.14)	(1.44)	(1.58)	$11.19	(13.75)%	0.01%	0.95%	1.78%	0.84%	66%	$402,978
2017	$10.27	0.09	4.26	4.35	(0.08)	—	(0.08)	$14.54	42.75%	0.69%	1.25%	0.74%	0.18%	56%	$481,494
2016	$9.75	0.05	0.50	0.55	(0.03)	—	(0.03)	$10.27	5.68%	1.18%	1.18%	0.53%	0.53%	75%	$394,433
2015	$10.84	0.05	(1.12)	(1.07)	(0.02)	—	(0.02)	$9.75	(9.88)%	1.24%	1.24%	0.49%	0.49%	61%	$372,802
2014	$10.67	0.05	0.16	0.21	(0.04)	—	(0.04)	$10.84	2.02%	1.25%	1.25%	0.45%	0.45%	84%	$323,641

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92626 1907

Semiannual Report

May 31, 2019

NT International Growth Fund
G Class (ACLNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Nestle SA	3.6%
AIA Group Ltd.	2.9%
AstraZeneca plc	2.4%
CSL Ltd.	2.4%
Diageo plc	2.2%
Lonza Group AG	2.1%
Danone SA	2.0%
London Stock Exchange Group plc	2.0%
Keyence Corp.	2.0%
Symrise AG	1.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
Japan	14.2%
United Kingdom	12.9%
Switzerland	12.4%
France	10.2%
Netherlands	6.7%
Germany	6.6%
Australia	4.7%
China	4.0%
Hong Kong	3.9%
Sweden	3.7%
Canada	3.1%
Ireland	3.0%
Other Countries	13.9%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,053.70	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.93	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 4.7%
Atlassian Corp. plc, Class A(1)	29,630	$3,729,825
BHP Group Ltd.	341,230	8,910,090
CSL Ltd.	135,080	19,213,294
Treasury Wine Estates Ltd.	638,080	6,604,877
		38,458,086
Austria — 1.0%
Erste Group Bank AG(1)	230,584	8,172,911
Belgium — 1.1%
KBC Group NV	131,440	8,633,233
Brazil — 1.5%
Localiza Rent a Car SA	728,220	7,070,728
Magazine Luiza SA	101,000	5,024,582
		12,095,310
Canada — 3.1%
Alimentation Couche-Tard, Inc., B Shares	150,790	9,254,240
Canada Goose Holdings, Inc.(1)	153,410	5,162,247
Canadian Pacific Railway Ltd.	28,900	6,334,651
Nutrien Ltd.	98,160	4,787,442
		25,538,580
China — 4.0%
Alibaba Group Holding Ltd. ADR(1)	68,200	10,179,532
ANTA Sports Products Ltd.	1,276,000	7,782,857
GDS Holdings Ltd. ADR(1)	118,060	3,835,769
TAL Education Group ADR(1)	96,170	3,309,210
Tencent Holdings Ltd.	181,400	7,522,838
		32,630,206
Denmark — 1.8%
Chr Hansen Holding A/S	77,340	8,054,577
DSV A/S	71,202	6,332,331
		14,386,908
Finland — 1.3%
Neste Oyj	321,930	10,850,921
France — 10.2%
Airbus SE	95,410	12,260,182
BNP Paribas SA	71,420	3,255,189
Danone SA	206,930	16,515,539
Dassault Systemes SE	69,110	10,242,222
Edenred	139,990	6,392,915
Kering SA	22,350	11,609,595
Peugeot SA	143,280	3,193,377
TOTAL SA	173,490	8,974,181

4

	Shares	Value
Ubisoft Entertainment SA(1)	42,652	$3,497,569
Vivendi SA	249,950	6,717,922
		82,658,691
Germany — 6.6%
adidas AG	42,290	12,103,292
Aroundtown SA	1,021,110	8,670,213
HUGO BOSS AG	43,740	2,545,078
Infineon Technologies AG	231,980	4,184,499
SAP SE	87,730	10,841,042
Symrise AG	166,800	15,633,899
		53,978,023
Hong Kong — 3.9%
AIA Group Ltd.	2,543,000	23,823,804
Hong Kong Exchanges & Clearing Ltd.	234,500	7,437,355
		31,261,159
Hungary — 0.4%
OTP Bank Nyrt	76,480	3,191,093
India — 0.8%
HDFC Bank Ltd.	179,090	6,238,851
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,829,100	5,764,405
Ireland — 3.0%
CRH plc	333,192	10,423,757
ICON plc(1)	34,210	4,842,767
Kerry Group plc, A Shares	79,810	9,221,481
		24,488,005
Italy — 0.6%
Nexi SpA(1)	462,736	4,497,426
Japan — 14.2%
Fast Retailing Co. Ltd.	14,800	8,561,148
GMO Payment Gateway, Inc.	49,000	3,272,114
Hoya Corp.	159,500	11,038,547
JGC Corp.	342,600	4,532,922
Keyence Corp.	28,800	16,154,748
MonotaRO Co. Ltd.	330,700	7,008,742
Obic Co. Ltd.	62,500	7,503,760
Pan Pacific International Holdings Corp.	183,800	11,319,426
Recruit Holdings Co. Ltd.	424,300	13,537,302
Shiseido Co. Ltd.	169,700	12,172,963
Sysmex Corp.	160,400	11,090,870
Terumo Corp.	318,700	9,009,176
		115,201,718
Netherlands — 6.7%
Adyen NV(1)	10,300	8,282,237
ASML Holding NV	47,990	9,042,951
InterXion Holding NV(1)	160,440	11,826,032
Koninklijke DSM NV	120,230	13,511,827

5

	Shares	Value
Koninklijke KPN NV	2,321,020	$7,096,147
QIAGEN NV(1)	132,353	5,040,002
		54,799,196
New Zealand — 0.9%
a2 Milk Co. Ltd.(1)	718,160	7,308,086
Norway — 0.6%
Aker BP ASA	87,509	2,350,525
Subsea 7 SA	263,790	2,914,121
		5,264,646
Russia — 0.9%
Yandex NV, A Shares(1)	193,490	6,950,161
Spain — 1.6%
Cellnex Telecom SA(1)	364,456	12,800,320
Sweden — 3.7%
Atlas Copco AB, A Shares	158,940	4,282,802
Hexagon AB, B Shares	151,110	7,015,145
Lundin Petroleum AB	302,620	8,211,730
Telefonaktiebolaget LM Ericsson, B Shares	1,071,380	10,340,615
		29,850,292
Switzerland — 12.4%
Alcon, Inc.(1)	85,602	4,978,381
Lonza Group AG(1)	55,090	16,921,424
Nestle SA	293,050	29,104,977
Novartis AG	165,430	14,207,617
Partners Group Holding AG	11,880	8,328,235
Sika AG	59,825	8,880,113
Straumann Holding AG	10,250	8,429,305
Temenos AG(1)	56,190	9,759,653
		100,609,705
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	768,000	5,688,498
United Kingdom — 12.9%
Ashtead Group plc	111,934	2,628,066
Associated British Foods plc	272,670	8,516,006
AstraZeneca plc	262,170	19,346,122
B&M European Value Retail SA	2,121,986	9,473,098
Bunzl plc	157,450	4,214,057
Burberry Group plc	248,290	5,329,627
Diageo plc	426,540	17,930,224
Ferguson plc(1)	61,760	3,989,200
London Stock Exchange Group plc	243,700	16,236,933
Melrose Industries plc	2,814,360	5,818,005
Prudential plc	252,260	5,026,661
Standard Chartered plc (London)	751,170	6,534,895
		105,042,894
TOTAL COMMON STOCKS (Cost $680,464,258)		806,359,324

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $7,568,847), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $7,422,039)		$7,420,617
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $804,362), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $785,082)		785,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,527	5,527
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,211,144)		8,211,144
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $688,675,402)		814,570,468
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,177,077)
TOTAL NET ASSETS — 100.0%		$812,393,391

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.5%
Health Care	15.4%
Consumer Staples	14.3%
Financials	12.7%
Consumer Discretionary	11.7%
Industrials	10.4%
Materials	8.7%
Communication Services	5.5%
Energy	4.0%
Real Estate	1.1%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $688,675,402)	$814,570,468
Foreign currency holdings, at value (cost of $436,918)	438,263
Receivable for investments sold	8,689,424
Dividends and interest receivable	2,270,896
Other assets	18,169
825,987,220

Liabilities
Payable for investments purchased	7,412,678
Payable for capital shares redeemed	6,082,554
Accrued foreign taxes	98,597
13,593,829

Net Assets	$812,393,391

G Class Capital Shares, $0.01 Par Value
Shares authorized	900,000,000
Shares outstanding	80,200,989
Net Asset Value Per Share	$10.13

Net Assets Consist of:
Capital (par value and paid-in surplus)	$700,464,416
Distributable earnings	111,928,975
$812,393,391

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $994,671)	$9,472,195
Interest	65,402
9,537,597

Expenses:
Management fees	3,434,418
Directors' fees and expenses	11,530
Other expenses	20,207
3,466,155
Fees waived	(3,434,418)
31,737

Net investment income (loss)	9,505,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,858,962)
Foreign currency translation transactions	(82,288)
(11,941,250)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(78,552))	44,703,837
Translation of assets and liabilities in foreign currencies	3,739
44,707,576

Net realized and unrealized gain (loss)	32,766,326

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,272,186

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$9,505,860	$17,150,265
Net realized gain (loss)	(11,941,250)	91,980,493
Change in net unrealized appreciation (depreciation)	44,707,576	(172,890,172)
Net increase (decrease) in net assets resulting from operations	42,272,186	(63,759,414)

Distributions to Shareholders
From earnings	(108,218,409)	(46,157,333)

Capital Share Transactions
Proceeds from shares sold	17,602,424	91,937,445
Proceeds from reinvestment of distributions	108,218,409	46,157,333
Payments for shares redeemed	(143,720,678)	(171,783,307)
Net increase (decrease) in net assets from capital share transactions	(17,899,845)	(33,688,529)

Net increase (decrease) in net assets	(83,846,068)	(143,605,276)

Net Assets
Beginning of period	896,239,459	1,039,844,735
End of period	$812,393,391	$896,239,459

Transactions in Shares of the Fund
Sold	1,795,189	7,621,342
Issued in reinvestment of distributions	11,892,133	3,761,239
Redeemed	(13,998,124)	(13,568,888)
Net increase (decrease) in shares of the fund	(310,802)	(2,186,307)

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.700% to 1.150%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended May 31, 2019 was 0.83% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,053,070 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $340,687,408 and $447,544,544, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$3,729,825	$34,728,261	—
Canada	5,162,247	20,376,333	—
China	17,324,511	15,305,695	—
Ireland	4,842,767	19,645,238	—
Netherlands	16,866,034	37,933,162	—
Russia	6,950,161	—	—
Other Countries	—	623,495,090	—
Temporary Cash Investments	5,527	8,205,617	—
	$54,881,072	$759,689,396	—

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$692,970,540
Gross tax appreciation of investments	$137,687,102
Gross tax depreciation of investments	(16,087,174)
Net tax appreciation (depreciation) of investments	$121,599,928

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had post-October capital loss deferrals of $(8,989,212), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$11.13	0.11	0.32	0.43	(0.22)	(1.21)	(1.43)	$10.13	5.37%	0.00%(4)(5)	0.83%(4)	2.29%(4)	1.46%(4)	41%	$812,393
2018	$12.57	0.22	(1.09)	(0.87)	(0.20)	(0.37)	(0.57)	$11.13	(7.35)%	0.01%	0.82%	1.75%	0.94%	71%	$896,239
2017	$9.61	0.14	2.91	3.05	(0.09)	—	(0.09)	$12.57	32.02%	0.61%	0.91%	1.26%	0.96%	57%	$1,039,845
2016	$10.95	0.10	(1.02)	(0.92)	(0.08)	(0.34)	(0.42)	$9.61	(8.69)%	0.98%	0.98%	0.98%	0.98%	69%	$845,423
2015	$11.58	0.08	(0.26)	(0.18)	(0.05)	(0.40)	(0.45)	$10.95	(1.44)%	0.97%	0.97%	0.69%	0.69%	83%	$795,985
2014	$12.17	0.10	0.03	0.13	(0.17)	(0.55)	(0.72)	$11.58	1.26%	0.98%	0.98%	0.86%	0.86%	67%	$938,672

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92627 1907

Semiannual Report

May 31, 2019

NT International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Rheinmetall AG	1.9%
Intermediate Capital Group plc	1.9%
Aveva Group plc	1.7%
Entertainment One Ltd.	1.7%
Korian SA	1.6%
Barco NV	1.5%
Seven Group Holdings Ltd.	1.5%
Orix JREIT, Inc.	1.5%
Adastria Co. Ltd.	1.5%
HomeServe plc	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	1.3%
Temporary Cash Investments - Securities Lending Collateral	1.3%
Other Assets and Liabilities	(1.7)%

Investments by Country	% of net assets
United Kingdom	23.1%
Japan	21.3%
France	7.8%
Canada	7.4%
Australia	6.6%
Sweden	6.3%
Germany	4.3%
Netherlands	4.2%
Belgium	3.4%
Switzerland	3.3%
Italy	2.8%
Other Countries	8.6%
Cash and Equivalents*	0.9%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,037.40	$7.47	1.47%
G Class	$1,000	$1,045.40	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,017.60	$7.39	1.47%
G Class	$1,000	$1,024.93	$0.00	0.00%(2)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 6.6%
Afterpay Touch Group Ltd.(1)	149,577	$2,481,027
ALS Ltd.	392,424	1,926,861
Breville Group Ltd.	56,540	659,955
Cleanaway Waste Management Ltd.	2,112,570	3,261,803
Jumbo Interactive Ltd.	122,456	1,528,075
Northern Star Resources Ltd.	321,243	2,183,436
Saracen Mineral Holdings Ltd.(1)	636,474	1,425,427
Seven Group Holdings Ltd.(2)	382,390	4,948,624
WiseTech Global Ltd.	216,705	3,637,374
		22,052,582
Belgium — 3.4%
Argenx SE(1)	20,140	2,491,978
Barco NV	26,310	5,116,258
Galapagos NV(1)(2)	33,969	3,860,551
		11,468,787
Canada — 7.4%
ATS Automation Tooling Systems, Inc.(1)	136,777	2,060,358
Badger Daylighting Ltd.	113,100	4,000,674
Canada Goose Holdings, Inc.(1)	71,345	2,400,759
Colliers International Group, Inc.	42,103	2,593,590
Descartes Systems Group, Inc. (The)(1)	80,983	3,248,068
FirstService Corp.	27,937	2,531,816
Gibson Energy, Inc.	150,490	2,456,207
Hudbay Minerals, Inc.	240,121	1,179,642
Kirkland Lake Gold Ltd.	113,986	3,942,620
		24,413,734
Finland — 1.8%
Konecranes Oyj	109,973	3,766,627
Valmet Oyj	97,303	2,241,915
		6,008,542
France — 7.8%
Alten SA	16,727	1,695,257
Euronext NV	53,897	3,831,515
Gaztransport Et Technigaz SA	42,750	3,884,221
Korian SA	134,553	5,359,927
Maisons du Monde SA	19,396	387,840
Rubis SCA	16,075	801,878
SOITEC(1)	42,444	3,568,450
Solutions 30 SE(1)	276,368	2,736,727
Teleperformance	19,017	3,646,428
		25,912,243

4

	Shares	Value
Germany — 4.3%
Isra Vision AG	53,722	$1,955,029
MorphoSys AG(1)	18,557	1,793,856
Rheinmetall AG	58,826	6,260,387
Sixt SE	26,350	2,673,779
Stroeer SE & Co. KGaA	24,789	1,659,554
		14,342,605
Hong Kong — 1.1%
Ausnutria Dairy Corp. Ltd.	555,000	1,018,743
Melco International Development Ltd.	1,328,000	2,653,019
		3,671,762
Ireland — 0.9%
Dalata Hotel Group plc	491,260	2,907,459
Israel — 0.8%
Kornit Digital Ltd.(1)	89,486	2,538,718
Italy — 2.8%
Amplifon SpA	163,809	3,630,276
FinecoBank Banca Fineco SpA	390,544	4,034,808
Salvatore Ferragamo SpA(2)	75,312	1,566,057
		9,231,141
Japan — 21.3%
Adastria Co. Ltd.	199,600	4,898,804
Ain Holdings, Inc.	31,100	2,378,386
Anritsu Corp.	111,200	1,749,062
Cosmos Pharmaceutical Corp.	5,800	916,312
Fancl Corp.	105,700	2,841,257
GMO Payment Gateway, Inc.	31,300	2,090,146
KH Neochem Co. Ltd.	118,600	3,167,519
Kobe Bussan Co. Ltd.	76,000	3,469,958
Kyoritsu Maintenance Co. Ltd.	33,700	1,678,260
Lasertec Corp.	72,500	2,499,346
Modec, Inc.	65,400	1,628,363
Nabtesco Corp.	85,500	2,127,323
Nachi-Fujikoshi Corp.	3,100	116,737
Nihon Kohden Corp.	63,500	1,813,946
Nihon M&A Center, Inc.	124,800	3,100,015
Orix JREIT, Inc.	2,740	4,916,828
PeptiDream, Inc.(1)	71,300	3,531,647
Pigeon Corp.	61,300	2,303,534
Pressance Corp.	215,100	2,702,518
Raksul, Inc.(1)	40,000	1,712,462
Rengo Co. Ltd.	326,200	2,591,169
Sawai Pharmaceutical Co. Ltd.	17,800	916,414
SCREEN Holdings Co. Ltd.	21,600	735,695
SCSK Corp.	54,100	2,613,814
SHO-BOND Holdings Co. Ltd.	47,500	3,283,652
Solasto Corp.	103,500	909,950

5

	Shares	Value
Tadano Ltd.	180,000	$1,724,816
Tokyo Base Co. Ltd.(1)	211,600	1,574,698
Trust Tech, Inc.	107,700	3,094,537
Yume No Machi Souzou Iinkai Co. Ltd.	73,400	904,227
Zenkoku Hosho Co. Ltd.	72,600	2,769,358
		70,760,753
Netherlands — 4.2%
ASR Nederland NV	80,430	3,045,195
BE Semiconductor Industries NV(2)	63,690	1,431,749
IMCD NV	21,529	1,750,356
InterXion Holding NV(1)	57,653	4,249,603
Takeaway.com NV(1)	37,888	3,343,449
		13,820,352
Norway — 1.9%
Subsea 7 SA	345,198	3,813,445
TGS NOPEC Geophysical Co. ASA	99,420	2,487,354
		6,300,799
Portugal — 1.0%
NOS SGPS SA	537,096	3,387,988
Singapore — 0.5%
Mapletree Industrial Trust	1,163,400	1,786,981
Spain — 0.6%
Inmobiliaria Colonial Socimi SA	173,070	1,915,977
Sweden — 6.3%
Elekta AB, B Shares	307,566	3,997,531
Fabege AB	269,720	4,046,926
Fastighets AB Balder, B Shares(1)	101,339	3,291,880
Indutrade AB	133,654	3,896,712
Loomis AB, B Shares	64,011	2,071,818
Thule Group AB	153,640	3,502,441
		20,807,308
Switzerland — 3.3%
Georg Fischer AG	2,774	2,344,202
Interroll Holding AG	802	1,698,807
Siegfried Holding AG(1)	4,792	1,712,140
Tecan Group AG	14,481	3,472,003
VAT Group AG(1)	15,254	1,642,963
		10,870,115
United Kingdom — 23.1%
Abcam plc	166,342	2,993,172
Ashmore Group plc	371,109	2,211,160
Avast plc	863,406	3,375,773
Aveva Group plc	123,313	5,770,810
B&M European Value Retail SA	919,848	4,106,441
Burford Capital Ltd.	120,089	2,520,557
Dechra Pharmaceuticals plc	73,285	2,525,457
Electrocomponents plc	607,585	4,659,995

6

	Shares	Value
Entertainment One Ltd.	1,027,475	$5,684,006
Ferrexpo plc	608,157	1,773,804
Fevertree Drinks plc	88,560	2,975,862
Grafton Group plc	291,684	3,140,214
HomeServe plc	311,439	4,744,698
Intermediate Capital Group plc	375,734	6,251,764
JD Sports Fashion plc	285,570	2,230,035
Keywords Studios plc	133,527	2,897,631
Melrose Industries plc	1,335,496	2,760,813
Moneysupermarket.com Group plc	568,890	2,634,402
Nomad Foods Ltd.(1)	181,634	3,854,273
Rentokil Initial plc	546,751	2,588,788
Rotork plc	612,387	2,226,425
SSP Group plc	197,041	1,670,262
UNITE Group plc (The)	255,538	3,059,675
		76,656,017
TOTAL COMMON STOCKS (Cost $304,814,675)		328,853,863
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $4,072,061), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $3,993,078)		3,992,313
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $432,345), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $422,044)		422,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,306	3,306
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,417,619)		4,417,619
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,195,554)	4,195,554	4,195,554
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $313,427,848)		337,467,036
OTHER ASSETS AND LIABILITIES — (1.7)%		(5,760,889)
TOTAL NET ASSETS — 100.0%		$331,706,147

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.3%
Information Technology	17.0%
Consumer Discretionary	12.6%
Health Care	11.8%
Financials	7.5%
Real Estate	7.3%
Consumer Staples	6.0%
Materials	4.9%
Energy	4.3%
Communication Services	3.2%
Utilities	0.2%
Cash and Equivalents*	0.9%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,903,348. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $9,410,768, which includes securities collateral of $5,215,214.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $309,232,294)	$333,271,482
Investment made with cash collateral received for securities on loan, at value (cost of $4,195,554)	4,195,554
Total investment securities, at value (cost of $313,427,848)	337,467,036
Foreign currency holdings, at value (cost of $127,130)	127,446
Receivable for investments sold	1,489,739
Dividends and interest receivable	773,072
Securities lending receivable	2,997
339,860,290

Liabilities
Payable for collateral received for securities on loan	4,195,554
Payable for investments purchased	1,098,160
Payable for capital shares redeemed	2,733,383
Accrued management fees	127,046
8,154,143

Net Assets	$331,706,147

Net Assets Consist of:
Capital (par value and paid-in surplus)	$328,462,038
Distributable earnings	3,244,109
$331,706,147

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$99,174,795	10,186,770	$9.74
G Class, $0.01 Par Value	$232,531,352	23,704,954	$9.81

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $366,530)	$3,179,868
Interest	73,289
Securities lending, net	3,647
3,256,804

Expenses:
Management fees	2,033,885
Directors' fees and expenses	4,411
Other expenses	1,709
2,040,005
Fees waived - G Class	(1,316,050)
723,955

Net investment income (loss)	2,532,849

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(18,965,402)
Foreign currency translation transactions	(104,285)
(19,069,687)

Change in net unrealized appreciation (depreciation) on:
Investments	35,379,696
Translation of assets and liabilities in foreign currencies	4,099
35,383,795

Net realized and unrealized gain (loss)	16,314,108

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,846,957

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$2,532,849	$2,532,147
Net realized gain (loss)	(19,069,687)	33,788,716
Change in net unrealized appreciation (depreciation)	35,383,795	(65,515,242)
Net increase (decrease) in net assets resulting from operations	18,846,957	(29,194,379)

Distributions to Shareholders
From earnings:
Investor Class	(10,045,152)	(5,214,906)
G Class	(28,156,452)	(12,170,408)
Decrease in net assets from distributions	(38,201,604)	(17,385,314)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	144,961,050	3,241,291

Net increase (decrease) in net assets	125,606,403	(43,338,402)

Net Assets
Beginning of period	206,099,744	249,438,146
End of period	$331,706,147	$206,099,744

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,195,554	—	—	—	$4,195,554
Gross amount of recognized liabilities for securities lending transactions					$4,195,554

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The annual management fee for each class is as follows:

Investor Class	G Class
1.47%	0.00%(1)

(1)	Annual management fee before waiver was 1.12%.

14

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $382,264 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(138,405) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $345,602,486 and $237,591,963, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	110,000,000		80,000,000
Sold	3,003,767	$30,525,148	119,310	$1,527,631
Issued in reinvestment of distributions	1,151,967	10,045,152	404,215	5,214,906
Redeemed	(222,651)	(2,185,654)	(81,134)	(1,058,906)
	3,933,083	38,384,646	442,391	5,683,631
G Class/Shares Authorized	270,000,000		140,000,000
Sold	9,930,629	102,666,716	1,614,756	19,145,913
Issued in reinvestment of distributions	3,225,252	28,156,452	935,115	12,170,408
Redeemed	(2,517,833)	(24,246,764)	(2,540,006)	(33,758,661)
	10,638,048	106,576,404	9,865	(2,442,340)
Net increase (decrease)	14,571,131	$144,961,050	452,256	$3,241,291

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,043,353	$315,810,510	—
Temporary Cash Investments	3,306	4,414,313	—
Temporary Cash Investments - Securities Lending Collateral	4,195,554	—	—
	$17,242,213	$320,224,823	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$317,112,218
Gross tax appreciation of investments	$31,394,856
Gross tax depreciation of investments	(11,040,038)
Net tax appreciation (depreciation) of investments	$20,354,818

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had post-October capital loss deferrals of $(468,007), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.56	0.02	0.26	0.28	(0.04)	(1.06)	(1.10)	$9.74	3.74%	1.47%(4)	0.49%(4)	75%	$99,175
2018	$13.16	0.01	(1.73)	(1.72)	(0.11)	(0.77)	(0.88)	$10.56	(14.20)%	1.47%	0.09%	140%	$66,042
2017	$9.88	(0.01)	3.29	3.28	—	—	—	$13.16	33.20%	1.48%	(0.10)%	122%	$76,484
2016	$10.29	(0.01)	(0.33)	(0.34)	(0.07)	—	(0.07)	$9.88	(3.12)%	1.47%	(0.07)%	138%	$62,162
2015(5)	$10.00	0.02	0.27	0.29	—	—	—	$10.29	2.70%	1.47%(4)	0.32%(4)	118%	$65,428
G Class
2019(3)	$10.72	0.10	0.23	0.33	(0.18)	(1.06)	(1.24)	$9.81	4.54%	0.00%(4)(6)(7)	1.96%(4)(7)	75%	$232,531
2018	$13.25	0.20	(1.76)	(1.56)	(0.20)	(0.77)	(0.97)	$10.72	(12.95)%	0.00%(6)(8)	1.56%(8)	140%	$140,057
2017	$9.89	0.06	3.32	3.38	(0.02)	—	(0.02)	$13.25	34.20%	0.80%(9)	0.58%(9)	122%	$172,954
2016	$10.30	0.01	(0.33)	(0.32)	(0.09)	—	(0.09)	$9.89	(2.97)%	1.27%	0.13%	138%	$135,377
2015(5)	$10.00	0.04	0.26	0.30	—	—	—	$10.30	2.80%	1.27%(4)	0.52%(4)	118%	$133,255

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

(6)	Ratio was less than 0.005%.

(7)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 1.12% and 0.84%, respectively.

(8)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.12% and 0.44%, respectively.

(9)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.22% and 0.16%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 1907

Semiannual Report

May 31, 2019

NT International Value Fund
Investor Class (ANTVX)
G Class (ANTYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Royal Dutch Shell plc, B Shares	4.2%
HSBC Holdings plc	2.7%
GlaxoSmithKline plc	2.2%
Rio Tinto plc	2.2%
BHP Group plc	1.9%
Australia & New Zealand Banking Group Ltd.	1.8%
Allianz SE	1.8%
Zurich Insurance Group AG	1.7%
iShares MSCI EAFE ETF	1.6%
Novartis AG	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.9%
Exchange-Traded Funds	3.2%
Rights	—*
Total Equity Exposure	97.1%
Temporary Cash Investments	2.2%
Temporary Cash Investments - Securities Lending Collateral	1.7%
Other Assets and Liabilities	(1.0)%
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	20.7%
Japan	18.8%
France	10.1%
Switzerland	6.4%
Germany	5.9%
Australia	4.6%
Spain	4.2%
Hong Kong	4.1%
Netherlands	3.2%
Italy	3.2%
Singapore	2.8%
Norway	2.1%
Other Countries	7.8%
Exchange-Traded Funds*	3.2%
Cash and Equivalents**	2.9%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments, temporary cash investment - securities lending collateral and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$985.30	$6.43	1.30%
G Class	$1,000	$991.70	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.54	1.30%
G Class	$1,000	$1,024.88	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.9%
Australia — 4.6%
Australia & New Zealand Banking Group Ltd.	729,963	$14,086,886
CIMIC Group Ltd.	102,583	3,205,349
Commonwealth Bank of Australia(1)	109,489	5,948,943
Fortescue Metals Group Ltd.	185,808	1,029,880
JB Hi-Fi Ltd.(1)	68,654	1,334,465
Santos Ltd.	226,674	1,056,461
Super Retail Group Ltd.	475,334	3,044,180
Telstra Corp. Ltd.	1,519,903	3,846,185
Westpac Banking Corp.	145,149	2,763,599
		36,315,948
Belgium — 0.4%
KBC Group NV	16,065	1,055,180
Solvay SA	19,640	1,837,251
		2,892,431
Brazil — 0.9%
Cia Siderurgica Nacional SA ADR	341,059	1,422,216
JBS SA	433,000	2,400,069
Petroleo Brasileiro SA ADR	172,438	2,238,245
Vale SA ADR	60,547	755,021
		6,815,551
China — 1.5%
China Construction Bank Corp., H Shares	1,475,000	1,163,861
CITIC Ltd.	2,227,000	3,017,861
Industrial & Commercial Bank of China Ltd., H Shares	4,239,000	3,021,272
Lenovo Group Ltd.	2,790,000	1,933,259
Weichai Power Co. Ltd., H Shares	1,898,000	2,875,921
		12,012,174
Denmark — 0.4%
Carlsberg A/S, B Shares	25,000	3,281,070
France — 10.1%
Air France-KLM(2)	291,257	2,517,127
AXA SA	72,230	1,776,710
BNP Paribas SA(1)	180,974	8,248,453
Carrefour SA	290,843	5,463,185
CNP Assurances	317,474	6,801,767
Dassault Systemes SE	16,898	2,504,313
Eiffage SA	31,356	2,994,619
Engie SA(1)	197,302	2,751,033
Kering SA	9,272	4,816,294
L'Oreal SA	21,632	5,805,409
Lagardere SCA(1)	210,873	5,122,976

4

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	10,893	$4,127,224
Metropole Television SA	60,877	1,094,912
Orange SA	101,648	1,588,777
Peugeot SA	331,353	7,385,085
Sanofi	68,660	5,544,924
TOTAL SA	231,701	11,985,283
		80,528,091
Germany — 5.9%
Allianz SE	62,704	13,927,450
BASF SE	35,650	2,353,984
Bayer AG	37,355	2,203,324
Daimler AG	38,000	1,971,511
Deutsche Telekom AG	545,980	9,215,387
Dialog Semiconductor plc(2)	52,732	1,676,810
Hamburger Hafen und Logistik AG	38,203	907,227
HOCHTIEF AG	11,045	1,311,670
HUGO BOSS AG	14,862	864,768
Merck KGaA	10,930	1,055,632
MTU Aero Engines AG	13,972	3,021,084
RTL Group SA	16,868	805,406
RWE AG	221,123	5,523,359
Siltronic AG	33,494	2,298,560
		47,136,172
Hong Kong — 4.1%
BOC Hong Kong Holdings Ltd.	441,500	1,691,370
Champion REIT	1,106,000	899,268
CK Asset Holdings Ltd.	211,500	1,526,154
CLP Holdings Ltd.	581,000	6,568,412
Hong Kong Exchanges & Clearing Ltd.	43,100	1,366,951
Kerry Properties Ltd.	444,000	1,682,835
Link REIT	574,500	6,887,212
Sands China Ltd.	1,094,000	4,940,816
Swire Properties Ltd.	353,600	1,454,474
Wharf Holdings Ltd. (The)	2,059,000	5,255,284
		32,272,776
India — 0.3%
Indiabulls Housing Finance Ltd.	78,257	883,213
Tata Power Co. Ltd. (The)	1,839,312	1,818,379
		2,701,592
Ireland — 0.2%
Bank of Ireland Group plc	344,784	1,837,177
Israel — 1.0%
Bank Leumi Le-Israel BM	266,376	1,786,470
Mizrahi Tefahot Bank Ltd.	79,804	1,744,597
Nice Ltd.(2)	12,419	1,732,742
Wix.com Ltd.(2)	18,000	2,472,120
		7,735,929

5

	Shares	Value
Italy — 3.2%
Eni SpA	661,073	$9,972,917
EXOR NV	110,759	6,941,754
Fiat Chrysler Automobiles NV	219,100	2,789,981
Unipol Gruppo SpA	796,613	3,666,617
UnipolSai Assicurazioni SpA(1)	778,996	1,895,943
		25,267,212
Japan — 18.8%
Astellas Pharma, Inc.	348,300	4,658,751
Bandai Namco Holdings, Inc.	15,000	736,621
Brother Industries Ltd.	248,400	4,214,063
Chugai Pharmaceutical Co. Ltd.	34,700	2,312,424
Daiwa Securities Group, Inc.	506,100	2,209,989
Eisai Co. Ltd.	50,000	2,932,605
FANUC Corp.	26,900	4,534,619
Honda Motor Co. Ltd.	143,000	3,524,801
Hoya Corp.	64,500	4,463,864
Isuzu Motors Ltd.	446,900	4,878,042
KDDI Corp.	354,400	9,102,774
Kirin Holdings Co. Ltd.	64,100	1,390,306
Marubeni Corp.	760,700	4,774,612
Mazda Motor Corp.	146,600	1,422,576
Mebuki Financial Group, Inc.	1,826,500	4,584,331
Mitsubishi Chemical Holdings Corp.	676,900	4,426,128
Mitsubishi Corp.	133,900	3,479,565
Mitsubishi UFJ Financial Group, Inc.	1,273,800	5,877,283
Mitsui & Co. Ltd.	108,400	1,667,965
Mizuho Financial Group, Inc.	1,612,100	2,274,415
Nikon Corp.	228,900	3,125,988
Nippon Telegraph & Telephone Corp.	71,600	3,204,087
NTT DOCOMO, Inc.	248,400	5,698,540
Oji Holdings Corp.	186,900	961,856
ORIX Corp.	393,900	5,546,832
Sawai Pharmaceutical Co. Ltd.	48,500	2,496,970
Shionogi & Co. Ltd.	61,300	3,338,357
Shizuoka Bank Ltd. (The)	736,300	5,789,856
Sony Corp.	62,400	3,001,389
Sumitomo Chemical Co. Ltd.	587,800	2,525,137
Sumitomo Mitsui Financial Group, Inc.	136,700	4,752,785
Suzuken Co. Ltd.	42,300	2,595,565
Suzuki Motor Corp.	137,300	6,539,913
Takeda Pharmaceutical Co., Ltd.	166,500	5,612,863
Teijin Ltd.	152,700	2,483,516
Tokyo Electric Power Co. Holdings, Inc.(2)	684,000	3,509,924
Toyota Motor Corp.	204,300	12,034,532
Trend Micro, Inc.	42,500	1,907,645
6

	Shares	Value
TS Tech Co. Ltd.	32,800	$799,837
		149,391,326
Netherlands — 3.2%
ABN AMRO Group NV CVA	306,013	6,458,363
ASR Nederland NV	134,117	5,077,862
Coca-Cola European Partners plc	116,192	6,437,037
ING Groep NV	109,241	1,179,314
Koninklijke Ahold Delhaize NV	73,751	1,657,295
NN Group NV	118,711	4,502,889
		25,312,760
New Zealand — 0.8%
a2 Milk Co. Ltd.(2)	343,854	3,546,097
Spark New Zealand Ltd.	1,051,315	2,619,718
		6,165,815
Norway — 2.1%
Aker BP ASA	23,774	638,579
Equinor ASA	411,207	7,859,003
Salmar ASA	52,378	2,393,155
Telenor ASA	294,472	6,050,731
		16,941,468
Portugal — 0.7%
EDP - Energias de Portugal SA	1,577,471	5,728,849
Singapore — 2.8%
CapitaLand Commercial Trust	971,100	1,364,404
ComfortDelGro Corp. Ltd.	2,967,400	5,314,338
Oversea-Chinese Banking Corp. Ltd.	742,100	5,711,180
Singapore Technologies Engineering Ltd.	930,000	2,647,201
United Overseas Bank Ltd.	410,300	7,014,537
		22,051,660
South Korea — 1.1%
Daelim Industrial Co. Ltd.	26,533	2,302,335
Hanwha Corp.	50,484	1,081,225
Samsung Electronics Co. Ltd.	103,270	3,665,821
Shinhan Financial Group Co. Ltd.	43,809	1,635,384
		8,684,765
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	1,259,230	6,832,298
Banco Santander SA	2,152,724	9,482,565
Iberdrola SA	766,000	7,125,702
Mapfre SA	1,743,023	5,115,762
Telefonica SA	637,114	5,101,225
		33,657,552
Sweden — 0.4%
Lundin Petroleum AB	112,599	3,055,425
Switzerland — 6.4%
Logitech International SA	120,522	4,390,153
Nestle SA	62,793	6,236,440

7

	Shares	Value
Novartis AG	140,928	$12,103,313
Roche Holding AG	26,741	7,017,407
Swisscom AG	12,815	6,133,116
UBS Group AG(2)	179,540	2,065,469
Zurich Insurance Group AG	41,194	13,347,125
		51,293,023
Taiwan — 0.1%
Taiwan High Speed Rail Corp.	763,000	1,048,817
United Kingdom — 20.7%
3i Group plc	599,140	7,947,024
Aggreko plc	308,945	3,028,372
Anglo American plc	371,437	8,913,387
BHP Group plc	682,524	15,379,274
BP plc	1,603,628	10,875,968
Evraz plc	757,847	5,643,921
GlaxoSmithKline plc	918,885	17,743,541
HSBC Holdings plc	2,599,869	21,210,999
Legal & General Group plc	2,475,291	8,041,010
Lloyds Banking Group plc	4,317,009	3,116,162
Marks & Spencer Group plc	519,733	1,471,498
Rio Tinto plc	299,001	17,177,406
Royal Bank of Scotland Group plc	1,072,498	2,894,191
Royal Dutch Shell plc, B Shares	1,082,776	33,762,307
Sage Group plc (The)	238,482	2,255,147
Segro plc	133,701	1,178,327
Tate & Lyle plc	329,105	3,007,012
Vodafone Group plc	655,500	1,069,642
		164,715,188
TOTAL COMMON STOCKS (Cost $755,412,967)		746,842,771
EXCHANGE-TRADED FUNDS — 3.2%
iShares China Large-Cap ETF	73,000	2,947,010
iShares MSCI EAFE ETF	206,000	13,060,400
iShares MSCI EAFE Value ETF(1)	97,000	4,557,060
iShares MSCI Japan ETF	92,000	4,850,240
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,834,061)		25,414,710
RIGHTS†
United Kingdom†
Marks & Spencer Group plc(2) (Cost $—)	103,947	51,252
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $16,316,132), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $15,999,660)		15,996,594
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $1,729,379), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $1,693,176)		1,693,000

8

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,135	$11,135
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,700,729)		17,700,729
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $13,228,078)	13,228,078	13,228,078
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $813,175,835)		803,237,540
OTHER ASSETS AND LIABILITIES — (1.0)%		(7,754,911)
TOTAL NET ASSETS — 100.0%		$795,482,629

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.2%
Energy	10.3%
Health Care	9.3%
Consumer Discretionary	8.6%
Materials	8.1%
Communication Services	7.6%
Industrials	6.3%
Consumer Staples	5.3%
Utilities	4.1%
Information Technology	3.5%
Real Estate	2.6%
Exchange-Traded Funds	3.2%
Cash and Equivalents*	2.9%
*Includes temporary cash investments, temporary cash investment - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,501,791. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $15,285,735, which includes securities collateral of $2,057,657.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $799,947,757)	$790,009,462
Investment made with cash collateral received for securities on loan, at value (cost of $13,228,078)	13,228,078
Total investment securities, at value (cost of $813,175,835)	803,237,540
Foreign currency holdings, at value (cost of $566,712)	568,471
Receivable for investments sold	260,619
Dividends and interest receivable	8,370,359
Securities lending receivable	53,784
812,490,773

Liabilities
Payable for collateral received for securities on loan	13,228,078
Payable for investments purchased	2,310,393
Payable for capital shares redeemed	1,281,292
Accrued management fees	188,381
17,008,144

Net Assets	$795,482,629

Net Assets Consist of:
Capital (par value and paid-in surplus)	$881,766,349
Distributable earnings	(86,283,720)
$795,482,629

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$167,733,219	19,457,922	$8.62
G Class, $0.01 Par Value	$627,749,410	72,436,522	$8.67

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,814,871)	$21,984,018
Interest	82,779
Securities lending, net	69,755
22,136,552

Expenses:
Management fees	4,110,535
Directors' fees and expenses	11,212
Other expenses	20,220
4,141,967
Fees waived - G Class	(2,993,341)
1,148,626

Net investment income (loss)	20,987,926

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(40,659,161)
Foreign currency translation transactions	(77,604)
(40,736,765)

Change in net unrealized appreciation (depreciation) on:
Investments	11,025,217
Translation of assets and liabilities in foreign currencies	24,431
11,049,648

Net realized and unrealized gain (loss)	(29,687,117)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,699,191)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2018
Increase (Decrease) in Net Assets	May 31, 2019	November 30, 2018
Operations
Net investment income (loss)	$20,987,926	$31,448,647
Net realized gain (loss)	(40,736,765)	10,420,012
Change in net unrealized appreciation (depreciation)	11,049,648	(144,941,414)
Net increase (decrease) in net assets resulting from operations	(8,699,191)	(103,072,755)

Distributions to Shareholders
From earnings:
Investor Class	(4,559,475)	(7,142,667)
G Class	(25,029,348)	(25,397,074)
Decrease in net assets from distributions	(29,588,823)	(32,539,741)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,840,045)	18,264,749

Net increase (decrease) in net assets	(40,128,059)	(117,347,747)

Net Assets
Beginning of period	835,610,688	952,958,435
End of period	$795,482,629	$835,610,688

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$13,178,657	—	—	—	$13,178,657
Exchange-Traded Funds	49,421	—	—	—	49,421
Total Borrowings	$13,228,078	—	—	—	$13,228,078
Gross amount of recognized liabilities for securities lending transactions					$13,228,078

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Value Fund, one fund in a series issued by the corporation. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

15

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2019 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.100% to 1.300%	1.29%	1.29%
G Class	0.750% to 0.950%	0.94%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $294,225,681 and $319,759,145, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		290,000,000
Sold	2,104,678	$18,408,548	3,651,240	$37,375,720
Issued in reinvestment of distributions	546,700	4,559,475	697,526	7,142,667
Redeemed	(7,548,802)	(66,349,683)	(2,992,499)	(28,821,565)
	(4,897,424)	(43,381,660)	1,356,267	15,696,822
G Class/Shares Authorized	800,000,000		710,000,000
Sold	16,535,890	146,911,593	7,898,598	78,787,132
Issued in reinvestment of distributions	3,004,724	25,029,348	2,480,183	25,397,074
Redeemed	(14,768,507)	(130,399,326)	(9,819,811)	(101,616,279)
	4,772,107	41,541,615	558,970	2,567,927
Net increase (decrease)	(125,317)	$(1,840,045)	1,915,237	$18,264,749

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

16

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,324,639	$733,518,132	—
Exchange-Traded Funds	25,414,710	—	—
Rights	—	51,252	—
Temporary Cash Investments	11,135	17,689,594	—
Temporary Cash Investments - Securities Lending Collateral	13,228,078	—	—
	$51,978,562	$751,258,978	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$818,767,555
Gross tax appreciation of investments	$45,445,023
Gross tax depreciation of investments	(60,975,038)
Net tax appreciation (depreciation) of investments	$(15,530,015)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2018, the fund had accumulated short-term capital losses of $(46,396,868), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.00	0.18	(0.32)	(0.14)	(0.24)	$8.62	(1.47)%	1.30%(4)	4.16%(4)	37%	$167,733
2018	$10.53	0.25	(1.47)	(1.22)	(0.31)	$9.00	(11.95)%	1.29%	2.48%	76%	$219,273
2017	$8.73	0.24	1.83	2.07	(0.27)	$10.53	24.32%	1.29%	2.44%	79%	$242,242
2016	$9.24	0.25	(0.56)	(0.31)	(0.20)	$8.73	(3.42)%	1.30%	2.88%	81%	$201,138
2015(5)	$10.00	0.20	(0.96)	(0.76)	—	$9.24	(7.60)%	1.30%(4)	2.95%(4)	55%	$194,181
G Class
2019(3)	$9.11	0.24	(0.33)	(0.09)	(0.35)	$8.67	(0.83)%	0.01%(4)(6)	5.45%(4)(6)	37%	$627,749
2018	$10.59	0.38	(1.48)	(1.10)	(0.38)	$9.11	(10.79)%	0.01%(7)	3.76%(7)	76%	$616,338
2017	$8.75	0.29	1.84	2.13	(0.29)	$10.59	24.99%	0.69%(8)	3.04%(8)	79%	$710,717
2016	$9.25	0.26	(0.55)	(0.29)	(0.21)	$8.75	(3.16)%	1.10%	3.08%	81%	$586,173
2015(5)	$10.00	0.21	(0.96)	(0.75)	—	$9.25	(7.50)%	1.10%(4)	3.15%(4)	55%	$544,369

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2019 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.95% and 4.51%, respectively.

(7)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.94% and 2.83%, respectively.

(8)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.04% and 2.69%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92629 1907

Semiannual Report

May 31, 2019

NT Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
G Class (ANTGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2019
Top Ten Holdings	% of net assets
Mitsubishi UFJ Financial Group, Inc.	4.4%
Sanofi	4.4%
Kingfisher plc	4.2%
Barclays plc	3.9%
Babcock International Group plc	3.4%
Aegon NV	3.4%
Hyundai Motor Co.	3.3%
BNP Paribas SA	3.3%
Surgutneftegas PJSC Preference Shares	3.2%
Nissan Motor Co. Ltd.	3.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	94.3%
Exchange-Traded Funds	3.0%
Total Equity Exposure	97.3%
Temporary Cash Investments	3.6%
Other Assets and Liabilities	(0.9)%

Investments by Country	% of net assets
Japan	20.7%
United Kingdom	15.2%
France	10.5%
South Korea	10.1%
Netherlands	9.4%
Russia	7.0%
Italy	5.6%
Mexico	3.6%
Germany	3.3%
Brazil	2.3%
Switzerland	2.3%
Other Countries	4.3%
Exchange-Traded Funds	3.0%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$962.40(2)	$6.19(3)	1.30%
G Class	$1,000	$968.60(2)	$0.00(3)	0.00%(5)
Hypothetical
Investor Class	$1,000	$1,018.45(4)	$6.54(4)	1.30%
G Class	$1,000	$1,024.93(4)	$0.00(4)	0.00%(5)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from December 6, 2018 (fund inception) through May 31, 2019.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 177, the number of days in the period from December 6, 2018 (fund inception) through May 31, 2019, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

(5)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

4

Schedule of Investments

MAY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.3%
Belgium — 0.8%
Ontex Group NV	175,239	$2,985,869
Brazil — 2.3%
Embraer SA ADR	429,402	8,257,401
China — 1.7%
PetroChina Co. Ltd., H Shares	11,244,000	6,270,356
France — 10.5%
BNP Paribas SA	258,666	11,789,508
Renault SA	77,801	4,672,043
Sanofi	197,299	15,933,701
Societe Generale SA	219,403	5,492,745
		37,887,997
Germany — 3.3%
Commerzbank AG	1,365,339	9,617,134
Leoni AG(1)	149,582	2,338,196
		11,955,330
Italy — 5.6%
Eni SpA	696,721	10,510,701
Saras SpA	3,286,845	4,713,752
UniCredit SpA	425,232	4,824,900
		20,049,353
Japan — 20.7%
Haseko Corp.	848,700	8,408,939
Hazama Ando Corp.	248,300	1,620,798
Iida Group Holdings Co. Ltd.	494,300	7,809,408
Mazda Motor Corp.	660,400	6,408,386
Mitsubishi UFJ Financial Group, Inc.	3,468,800	16,004,962
Mizuho Financial Group, Inc.	3,832,900	5,407,609
Nippon Television Holdings, Inc.	378,600	5,413,070
Nissan Motor Co. Ltd.	1,690,400	11,437,568
NOK Corp.	163,700	2,099,885
Sumitomo Mitsui Financial Group, Inc.	156,200	5,430,760
Token Corp.	23,000	1,336,740
TV Asahi Holdings Corp.	124,800	1,982,043
Yamazen Corp.	123,300	1,144,514
		74,504,682
Mexico — 3.6%
Cemex SAB de CV ADR(1)	604,916	2,492,254
Fibra Uno Administracion SA de CV	8,268,761	10,577,095
		13,069,349
Netherlands — 9.4%
Aegon NV	2,656,910	12,127,995

5

	Shares	Value
AerCap Holdings NV(1)	220,457	$9,880,883
NN Group NV	86,042	3,263,704
Signify NV	326,954	8,735,883
		34,008,465
Russia — 7.0%
Gazprom PJSC ADR	860,586	5,624,683
Gazprom PJSC	2,473,915	8,122,327
Surgutneftegas PJSC Preference Shares	18,555,623	11,482,388
		25,229,398
South Korea — 10.1%
Hana Financial Group, Inc.	156,931	4,772,033
Hyundai Mobis Co. Ltd.	50,355	9,157,092
Hyundai Motor Co.	106,179	11,977,780
Hyundai Wia Corp.	36,467	1,197,291
Kia Motors Corp.	263,311	8,684,332
Korea Electric Power Corp.(1)	23,863	520,923
		36,309,451
Spain — 1.8%
Atresmedia Corp. de Medios de Comunicacion SA	353,970	1,721,139
Tecnicas Reunidas SA	183,751	4,596,016
		6,317,155
Switzerland — 2.3%
Credit Suisse Group AG(1)	716,407	8,117,350
United Kingdom — 15.2%
Babcock International Group plc	2,189,717	12,425,328
Barclays plc	7,483,003	14,143,586
Capita plc(1)	4,702,631	6,654,229
Kingfisher plc	5,609,787	15,136,261
Standard Chartered plc (London)	752,287	6,544,613
		54,904,017
TOTAL COMMON STOCKS (Cost $358,308,265)		339,866,173
EXCHANGE-TRADED FUNDS — 3.0%
iShares MSCI EAFE Value ETF (Cost $11,465,134)	229,602	10,786,702
TEMPORARY CASH INVESTMENTS — 3.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.00%, 4/30/20 - 2/15/48, valued at $11,884,574), in a joint trading account at 2.30%, dated 5/31/19, due 6/3/19 (Delivery value $11,654,058)		11,651,824
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $1,261,844), at 1.25%, dated 5/31/19, due 6/3/19 (Delivery value $1,233,128)		1,233,000

6

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,282	$8,282
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,893,106)		12,893,106
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $382,666,505)		363,545,981
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,199,572)
TOTAL NET ASSETS — 100.0%		$360,346,409

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.9%
Consumer Discretionary	25.2%
Energy	14.2%
Industrials	13.4%
Health Care	4.4%
Real Estate	2.9%
Communication Services	2.6%
Consumer Staples	0.8%
Materials	0.7%
Utilities	0.2%
Exchange-Traded Funds	3.0%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $382,666,505)	$363,545,981
Foreign currency holdings, at value (cost of $608,884)	610,880
Dividends and interest receivable	2,909,284
Other assets	814
367,066,959

Liabilities
Payable for investments purchased	5,451,351
Payable for capital shares redeemed	1,146,428
Accrued management fees	122,771
6,720,550

Net Assets	$360,346,409

Net Assets Consist of:
Capital (par value and paid-in surplus)	$374,020,452
Distributable earnings	(13,674,043)
$360,346,409

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$105,773,145	11,037,225	$9.58
G Class, $0.01 Par Value	$254,573,264	26,374,181	$9.65

See Notes to Financial Statements.

8

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2019 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,144,185)	$7,516,397
Interest	162,169
7,678,566

Expenses:
Management fees	1,913,249
Directors' fees and expenses	3,730
Other expenses	5,247
1,922,226
Fees waived - G Class	(1,212,418)
709,808

Net investment income (loss)	6,968,758

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(30,141)
Foreign currency translation transactions	(68,478)
(98,619)

Change in net unrealized appreciation (depreciation) on:
Investments	(19,120,524)
Translation of assets and liabilities in foreign currencies	17,663
(19,102,861)

Net realized and unrealized gain (loss)	(19,201,480)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,232,722)

(1)	December 6, 2018 (fund inception) through May 31, 2019.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2019 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,968,758
Net realized gain (loss)	(98,619)
Change in net unrealized appreciation (depreciation)	(19,102,861)
Net increase (decrease) in net assets resulting from operations	(12,232,722)

Distributions to Shareholders
From earnings:
Investor Class	(491,729)
G Class	(949,592)
Decrease in net assets from distributions	(1,441,321)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	374,020,452

Net increase (decrease) in net assets	360,346,409

Net Assets
End of period	$360,346,409

(1)	December 6, 2018 (fund inception) through May 31, 2019.

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2019 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class. All classes of the fund commenced sale on December 6, 2018, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	G Class
1.30%	0.00%(1)

(1)	Annual management fee before waiver was 0.95%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $593,339,363 and $223,535,822, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2019(1)
	Shares	Amount
Investor Class/Shares Authorized	130,000,000
Sold	11,188,650	$111,814,230
Issued in reinvestment of distributions	51,009	491,729
Redeemed	(202,434)	(1,956,628)
	11,037,225	110,349,331
G Class/Shares Authorized	300,000,000
Sold	28,382,339	284,004,033
Issued in reinvestment of distributions	98,301	949,592
Redeemed	(2,106,459)	(21,282,504)
	26,374,181	263,671,121
Net increase (decrease)	37,411,406	$374,020,452

(1)	December 6, 2018 (fund inception) through May 31, 2019.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$8,257,401	—	—
Mexico	2,492,254	$10,577,095	—
Netherlands	9,880,883	24,127,582	—
Other Countries	—	284,530,958	—
Exchange-Traded Funds	10,786,702	—	—
Temporary Cash Investments	8,282	12,884,824	—
	$31,425,522	$332,120,459	—

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7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$382,666,505
Gross tax appreciation of investments	$11,939,213
Gross tax depreciation of investments	(31,059,737)
Net tax appreciation (depreciation) of investments	$(19,120,524)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.00	0.14	(0.52)	(0.38)	(0.04)	$9.58	(3.76)%	1.30%(4)	2.93%(4)	61%	$105,773
G Class
2019(3)	$10.00	0.21	(0.52)	(0.31)	(0.04)	$9.65	(3.14)%	0.00%(4)(5)(6)	4.23%(4)(6)	61%	$254,573

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	December 6, 2018 (fund inception) through May 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.95% and 3.28%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors/trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

17

The Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 1907

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2019